UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:     BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 10/31/2013

Item 1 – Report to Stockholders

OCTOBER 31, 2013

ANNUAL REPORT	BLACKROCK®

BlackRock Liquidity Funds

„   Federal Trust Fund

„   FedFund

„   TempCash

„   TempFund

„   T-Fund

„   Treasury Trust Fund

„   MuniCash

„   MuniFund

„   California Money Fund

„   New York Money Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Dear Shareholder

Financial markets were volatile as 2012 drew to a close, with investors growing increasingly concerned over the possible implementation of pre-mandated tax increases and spending cuts known as the “fiscal cliff.” However, a last-minute tax deal averted the potential crisis and allowed markets to get off to a strong start in 2013. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies, coupled with the absence of negative headlines from Europe, fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February, however, and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as America showed greater stability compared to most other regions. Slow, but positive, growth was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would keep its asset purchase program intact and interest rates low. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a severe banking crisis in Cyprus and a generally poor outlook for European economies, many of which were mired in recession. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, the Fed Chairman commented on the possibility of beginning to gradually reduce - or “taper” - the central bank’s asset purchase program before the end of 2013. Investors around the world retreated from higher risk assets in response. Markets rebounded in late June when the tone of the US central bank turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through July.

Markets slumped again in August as investors became wary of looming macro risks. Mixed economic data stirred worries about global growth and uncertainty about when and how much the Fed would scale back on stimulus. Also weighing on investors’ minds was the escalation of the revolution in Egypt and the civil war in Syria, both of which fueled higher oil prices, an additional headwind for global economic growth.

September was surprisingly positive for investors, thanks to the easing of several key risks. Most important, the Fed defied market expectations with its decision to delay tapering. Additionally, the more hawkish candidate to become the next Fed Chairman, Larry Summers, withdrew from the race. On the geopolitical front, turmoil in Egypt and Syria subsided. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. High levels of volatility returned in late September when the Treasury Department warned that the US national debt would breach its statutory maximum soon after Oct. 17. Political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but the rally quickly resumed with a last-minute compromise to reopen the government and extend the debt ceiling until early 2014.

Though periods of heightened uncertainty drove high levels of market volatility over the past year, riskier asset classes generally outperformed lower-risk investments. Developed market equities generated the highest returns for the 6-and 12-month periods ended Oct. 31, with particular strength coming from US small-cap stocks. Emerging markets posted smaller, albeit positive returns after struggling with slowing growth and weakening currencies in the first half of 2013. Rising interest rates resulted in poor performance for US Treasury bonds and other higher-quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, moved higher as income-oriented investors sought meaningful returns in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Though periods of heightened uncertainty drove high levels of market volatility over the past year, riskier asset classes generally outperformed lower-risk investments.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	11.14%	27.18%
US small cap equities (Russell 2000® Index)	16.90	36.28
International equities (MSCI Europe, Australasia, Far East Index)	8.53	26.88
Emerging market equities (MSCI Emerging Markets Index)	1.18	6.53
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.09
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(6.07)	(4.64)
US investment grade bonds (Barclays US Aggregate Bond Index)	(1.97)	(1.08)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.63)	(1.69)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	1.50	8.86

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-month period ended October 31, 2013

The Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% throughout the 12-month period ended October 31, 2013. Modest economic growth and persistently high unemployment prompted the FOMC to maintain its asset purchase program at a rate of $45 billion in long-term US Treasury bonds and $40 billion in mortgage-backed securities since the beginning of 2013. In late May, the FOMC made statements suggesting a possible reduction in its asset purchases (a process known as “tapering”) from the current pace of $85 billion per month by the end of the year. Expectations of less accommodative monetary policy mounted over the summer as many market participants interpreted the FOMC statement to mean that tapering could begin as early as September. However, the FOMC surprised investors when its September 18 meeting concluded with the announcement that the asset purchase program would not be reduced at that time. This decision was predicated on recent tightening in financial conditions caused by a rise in long-term interest rates coupled with drags associated with fiscal policy uncertainty, leading the FOMC to question the sustainability of growth without continued monetary accommodation.

In late September, the US Treasury warned that the national debt would breach its statutory maximum soon after October 17. As political brinksmanship over fiscal policy ensued in the first half of October, volatility in the short-term bill market escalated dramatically with investors selling short-dated Treasury bills into thin markets characterized by wide bid/offer spreads. After a last-minute deal was reached, extending the nation’s borrowing authority into the first quarter of 2014, the Treasury bill market quickly normalized.

At its October 29-30 meeting, the FOMC continued to maintain its monetary policy, noting that fiscal policy uncertainty continued to restrain growth and that the recovery in the housing sector had slowed. The FOMC further reaffirmed its commitment to closely monitor economic developments and to adjust the pace of purchases as it deems necessary to maintain the appropriate level of monetary policy accommodation in an effort to support a stronger economic recovery and help ensure that inflation trends to a rate consistent with the FOMC’s dual mandate.

In Europe, sub-par growth and a weak inflation environment compelled policymakers to maintain accommodative monetary policy throughout the period. Late in the first quarter of 2013, a severe banking crisis led to drastic measures in Cyprus. To the surprise of many, European leaders and Cypriot officials agreed upon a plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. While the reaction in financial markets was short-lived, critics contend the move sets a dangerous precedent at a decisive time for the region. Subsequent to these events, efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At the same time, inflation measures drifted lower, falling to 0.7% in October, less than half the ECB’s target rate. At a recent press conference, ECB president Mario Draghi commented that the bank is willing to employ “all available instruments” to keep interest rates from rising and hurting the nascent recovery. He further hinted the bank would consider increasing liquidity with a third round of loans under the Long-Term Refinancing Operation program. In September, the currency bloc received a crucial vote of confidence with the decisive re-election of Chancellor Angela Merkel in Germany as this was seen as an endorsement by German voters of her strong support of the euro.

London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, coupled with decreasing supply in the money market space, with three-month LIBOR falling 0.07% to close at 0.24% as of October 31, 2013. US Treasury bills outstanding declined by $61 billion as the US Federal Reserve extended the duration of its debt and the budget deficit improved. Yields on 3-month Treasury bills fell by 0.06% to close the period at 0.04%. Late in third quarter, the US Federal Reserve introduced a series of daily overnight fixed-rate reverse repurchase agreements (“repos”) with a maximum bid set at $500 million per approved counterparty. As the repo market was beginning to display signs of stress for lack of collateral near the end of the quarter, the Fed increased the maximum bid to $1 billion. This new facility provided $58 billion in repo transactions on September 30.

In the short-term tax-exempt market, money fund industry assets stabilized somewhat after a period of outflows, declining by only 1.1% during the twelve month period to $266 billion as of October 31, 2013. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data) ranged widely between a high of 0.23% and a low of 0.05%, averaging 0.11% for the period. The downward trajectory in the level of the SIFMA Index is a reflection of the increasing prevalence of non-traditional buyers in the market and the continued demand for liquidity by money market funds broadly amid a low supply and low rate environment. The SIFMA Index ended the period at 0.08% as of October 31, 2013.

As the FOMC’s easy monetary policy combined with increased regulation served to keep rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds has remained strong. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields at lower levels that continued to attract crossover buyers from the taxable market.

VRDN new issuance remained relatively muted during the 12-month period; however, the FOMC’s May statements suggesting a possible reduction in the size of its monthly asset purchases brought positive momentum to new issue VRDN supply. As long-term municipal yields rose, issuers became enticed to issue VRDNs instead of assuming the increased expense of long term debt.

State and local municipalities continued to limit spending and reduce debt, causing new-issue supply of one-year, fixed-rate notes to remain diminished throughout the period. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield and diversify beyond bank exposure in the form of credit enhancement. As investor demand for municipal notes remained strong, credit spreads tightened year-over-year. The municipal yield curve continued to be extremely flat with one-year municipal notes yielding 0.18% as of October 31, 2013, representing only a nominal premium for the extension risk over VRDNs.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Fund Information as of October 31, 2013

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

U.S. Government Sponsored Agency Obligations	76%
U.S. Treasury Obligations	24

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Repurchase Agreements	47%
U.S. Government Sponsored Agency Obligations	46
U.S. Treasury Obligations	4
Other Assets Less Liabilities	3

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.05%	0.05%
Dollar	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Certificates of Deposit	29%
Commercial Paper	28
Repurchase Agreements	21
Time Deposits	8
Municipal Bonds	7
U.S. Treasury Obligations	4
Corporate Notes	1
U.S. Government Sponsored Agency Obligations	1
Closed-End Investment Companies	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	5

Fund Information (continued) as of October 31, 2013

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.03%	0.03%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Certificates of Deposit	37%
Commercial Paper	29
Time Deposits	18
Repurchase Agreements	8
U.S. Treasury Obligations	4
Municipal Bonds	3
Corporate Notes	1

Total	100%

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.01%
Dollar	0.00%	0.01%
Cash Management	0.00%	0.01%
Administration	0.00%	0.01%
Select	0.00%	0.01%
Premier	0.00%	0.01%

Portfolio Composition	Percent of Net Assets

Repurchase Agreements	59%
U.S. Treasury Obligations	38
Other Assets Less Liabilities	3

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

U.S. Treasury Obligations	100%

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Fund Information (continued) as of October 31, 2013

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	81%
Municipal Bonds	16
Commercial Paper	4
Liabilities in Excess of Other Assets	(1)

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.02%	0.02%
Dollar	0.02%	0.02%
Cash Management	0.02%	0.02%
Administration	0.02%	0.02%
Select	0.02%	0.02%
Private Client	0.02%	0.02%
Premier	0.02%	0.02%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	75%
Municipal Bonds	15
Commercial Paper	10
Municipal Put Bonds	3
Liabilities in Excess of Other Assets	(3)

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	54%
Municipal Bonds	14
Municipal Put Bonds	11
Commercial Paper	9
Other Assets Less Liabilities	12

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	7

Fund Information (concluded) as of October 31, 2013

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	81%
Municipal Bonds	18
Other Assets Less Liabilities	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2013 and held through October 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples
	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Dollar	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Administration	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%

FedFund
Institutional	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Dollar	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Cash Management	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Cash Reserve	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Administration	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Select	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Private Client	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Premier	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.70	$0.51	0.10%

TempCash
Institutional	$1,000.00	$1,000.40	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	$1,000.00	$1,000.10	$1.21	$1,000.00	$1,024.00	$1.22	0.24%

TempFund
Institutional	$1,000.00	$1,000.20	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	$1,000.00	$1,000.10	$1.06	$1,000.00	$1,024.15	$1.07	0.21%
Cash Management	$1,000.00	$1,000.10	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Cash Reserve	$1,000.00	$1,000.10	$1.06	$1,000.00	$1,024.15	$1.07	0.21%
Administration	$1,000.00	$1,000.10	$1.11	$1,000.00	$1,024.10	$1.12	0.22%
Select	$1,000.00	$1,000.00	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Private Client	$1,000.00	$1,000.00	$1.16	$1,000.00	$1,024.05	$1.17	0.23%
Premier	$1,000.00	$1,000.00	$1.16	$1,000.00	$1,024.05	$1.17	0.23%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	9

Expense Examples (concluded)
	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Dollar	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
Cash Management	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Administration	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
Select	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Premier	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
Dollar	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
Cash Management	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
Administration	$1,000.00	$1,000.00	$0.30	$1,000.00	$1,024.90	$0.31	0.06%

MuniCash
Institutional	$1,000.00	$1,000.10	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	$1,000.00	$1,000.00	$0.91	$1,000.00	$1,024.30	$0.92	0.18%

MuniFund
Institutional	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Dollar	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Cash Management	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Administration	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%
Select	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Private Client	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%
Premier	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.65	$0.56	0.11%

California Money Fund
Institutional	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%
Dollar	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Administration	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%
Select	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%
Private Client	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%
Premier	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%

New York Money Fund
Institutional	$1,000.00	$1,000.10	$0.66	$1,000.00	$1,024.55	$0.66	0.13%
Cash Management	$1,000.00	$1,000.10	$0.66	$1,000.00	$1,024.55	$0.66	0.13%
Administration	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.60	$0.61	0.12%
Select	$1,000.00	$1,000.10	$0.66	$1,000.00	$1,024.55	$0.66	0.13%
Private Client	$1,000.00	$1,000.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%
Premier	$1,000.00	$1,000.10	$0.66	$1,000.00	$1,024.55	$0.66	0.13%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

10	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds:
1.38%, 2/10/14	$1,000	$1,003,422
0.16%, 6/11/14	2,500	2,500,572
0.17%, 9/17/14	1,530	1,529,834
Federal Farm Credit Bank Discount Notes: (a)
0.04%, 11/06/13	11,130	11,129,938
0.03%, 11/12/13	10,000	9,999,908
0.06%, 11/18/13	5,000	4,999,858
0.02%, 12/17/13	5,000	4,999,872
0.13%, 1/06/14	3,000	2,999,285
0.13%, 1/14/14	8,000	7,997,862
0.09%, 1/27/14	10,000	9,997,825
0.08%, 4/01/14	5,000	4,998,322
0.15%, 8/04/14	2,000	1,997,700
Federal Farm Credit Bank Variable Rate Notes: (b)
0.11%, 11/08/13	4,000	3,999,992
0.28%, 11/27/13	3,000	3,000,000
0.12%, 3/07/14	5,000	4,999,841
0.13%, 5/09/14	2,000	1,999,847
0.15%, 8/15/14	1,000	1,000,245
0.20%, 2/13/15	2,400	2,401,893
Federal Home Loan Bank Bonds:
0.38%, 1/29/14	1,000	1,000,741
0.18%, 3/05/14	1,500	1,499,910
0.18%, 3/06/14	2,000	1,999,947
0.13%, 3/19/14	3,000	2,999,636
0.17%, 4/29/14	2,000	2,000,174
0.18%, 7/18/14	3,000	2,999,766
0.13%, 7/29/14	375	374,863
0.16%, 10/10/14	1,500	1,499,825
Federal Home Loan Bank Discount Notes: (a)
0.03%, 11/29/13	1,595	1,594,963
0.05%, 11/29/13	10,000	9,999,630
0.03%, 12/06/13	7,000	6,999,830
0.03%, 12/20/13	4,450	4,449,818
0.09%, 1/08/14	2,600	2,599,558
0.04%, 1/15/14	1,276	1,275,894
0.07%, 1/17/14	11,160	11,158,446

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (concluded)
0.07%, 1/22/14	$200	$199,968
0.12%, 4/29/14	1,200	1,199,284
Federal Home Loan Bank Variable Rate Notes: (b)
0.06%, 1/27/14	4,000	3,999,214
0.13%, 2/28/14	5,000	4,999,759
0.14%, 3/06/14	5,000	4,999,832
0.11%, 6/06/14	5,000	5,000,000
0.14%, 6/26/14	1,500	1,500,029
0.13%, 7/02/14	2,000	1,999,594
0.11%, 9/02/14	3,000	2,999,874
0.12%, 12/19/14	2,500	2,499,714
0.15%, 7/16/15	3,000	3,000,000
Tennessee Valley Authority Discount Notes: (a)
0.05%, 12/12/13	10,000	9,999,465
0.05%, 1/02/14	15,000	14,998,708
Total U.S. Government Sponsored Agency Obligations — 75.8%		191,404,658

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.02%, 11/14/13	210	209,998
0.03%, 11/21/13	20,000	19,999,669
0.06%, 11/29/13	5,500	5,499,743
0.10%, 11/29/13	15,000	14,998,799
0.02%, 1/02/14	9,151	9,150,708
U.S. Treasury Notes:
0.50%, 11/15/13	2,600	2,600,301
1.00%, 1/15/14	3,000	3,004,923
1.25%, 2/15/14	5,000	5,016,618
0.25%, 4/30/14	774	774,517
Total U.S. Treasury Obligations — 24.2%		61,255,276
Total Investments (Cost $252,659,934*) — 100.0%		252,659,934
Other Assets Less Liabilities — 0.0%		38,234

Net Assets — 100.0%		$252,698,168

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts	SPEARS	Short Puttable Exempt Adjustable Receipts
AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District	RAN	Revenue Anticipation Notes	TAN	Tax Anticipation Notes
BAN	Bond Anticipation Notes	LOC	Letter of Credit	RB	Revenue Bonds	TECP	Tax-Exempt Commercial Paper
CalSTRS	California State Teachers’ Retirement System	MB	Municipal Bonds	RIB	Residual Interest Bond	TRAN	Tax Revenue Anticipation Notes
COP	Certificates of Participation	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders	ROC	Reset Option Certificates	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bonds	SBPA	Stand-by Bond Purchase Agreement	VRDP	Variable Rate Demand Preferred
IDA	Industrial Development Authority

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	11

Schedule of Investments (concluded)	Federal Trust Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$252,659,934	—	$252,659,934
[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $12,760 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds, 1.25%, 2/27/14	$51,685	$51,881,395
Fannie Mae Discount Notes: (a)
0.12%, 1/02/14	24,208	24,202,997
0.11%, 1/27/14	110,000	109,970,758
0.12%, 1/27/14	12,410	12,406,551
0.16%, 1/27/14	20,700	20,692,246
0.09%, 2/19/14	108,955	108,926,702
0.16%, 3/03/14	44,330	44,305,963
0.10%, 6/02/14	131,910	131,831,953
Fannie Mae Variable Rate Notes: (b)
0.14%, 11/08/13	128,500	128,499,253
0.14%, 2/27/15	97,500	97,467,557
0.14%, 8/05/15	89,000	88,968,182
Federal Farm Credit Bank Bonds, 0.17%, 9/17/14	85,440	85,430,712
Federal Farm Credit Bank Discount Notes: (a)
0.03%, 11/12/13	5,000	4,999,954
0.13%, 1/06/14	30,000	29,992,850
0.15%, 8/04/14	17,000	16,980,450
Federal Farm Credit Bank Variable Rate Notes: (b)
0.28%, 11/27/13	52,000	52,000,000
0.10%, 1/21/14	87,000	86,993,243
0.12%, 3/07/14	200,000	199,993,626
0.12%, 5/05/14	50,000	49,994,789
0.13%, 5/09/14	148,000	147,988,643
0.20%, 9/29/14	61,875	61,896,357
Federal Home Loan Bank Bonds:
0.10%, 11/08/13	87,500	87,499,793
0.17%, 12/24/13	95,500	95,496,854
0.18%, 1/02/14	90,000	89,998,078
0.12%, 1/30/14	42,750	42,748,699
0.18%, 3/05/14	68,000	67,995,937
0.18%, 3/06/14	71,000	70,998,129
0.13%, 3/19/14	100,000	99,987,948
0.13%, 4/11/14	65,000	64,988,626
0.17%, 4/29/14	5,500	5,500,480
0.18%, 7/18/14	83,000	82,993,521
0.13%, 7/29/14	21,340	21,332,195
0.16%, 10/10/14	65,100	65,092,409
Federal Home Loan Bank Discount Notes: (a)
0.03%, 11/29/13	3,790	3,789,912
0.03%, 12/06/13	3,000	2,999,927
0.12%, 1/02/14	113,417	113,393,560
0.13%, 1/02/14	100,000	99,978,472
0.07%, 1/27/14	90,000	89,984,775
0.09%, 4/02/14	134,690	134,638,818
0.12%, 4/29/14	88,200	88,147,374
0.12%, 4/30/14	84,200	84,149,480
0.10%, 7/02/14	45,000	44,969,625
0.18%, 7/15/14	44,300	44,244,871
Federal Home Loan Bank Variable Rate Notes: (b)
0.06%, 1/27/14	83,000	82,983,696
0.13%, 2/25/14	50,000	49,995,181
0.13%, 2/28/14	167,000	166,991,942
0.13%, 2/28/14	31,000	30,998,507
0.14%, 3/06/14	180,000	179,993,962
0.11%, 5/09/14	126,000	125,998,270
0.11%, 6/06/14	300,000	300,000,000
0.14%, 6/17/14	100,000	99,987,267
0.14%, 6/26/14	163,500	163,503,170
0.13%, 7/02/14	98,000	97,980,082
0.12%, 12/19/14	34,100	34,096,097
0.15%, 7/16/15	122,000	122,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes: (a)
0.12%, 1/06/14	$7,628	$7,626,322
0.11%, 1/21/14	266,000	265,934,166
0.16%, 1/21/14	5,000	4,998,256
0.11%, 1/23/14	115,000	114,970,835
0.12%, 1/23/14	11,000	10,997,083
0.16%, 1/23/14	7,600	7,597,284
0.16%, 1/27/14	11,000	10,995,880
0.11%, 1/28/14	180,000	179,951,600
0.18%, 2/24/14	44,000	43,974,700
0.08%, 3/10/14	40,000	39,988,533
0.12%, 3/12/14	43,000	42,981,223
0.11%, 3/19/14	288,000	287,878,560
0.09%, 3/26/14	172,600	172,537,433
0.10%, 4/07/14	89,625	89,586,304
0.13%, 4/21/14	25,000	24,984,563
0.15%, 10/20/14	132,750	132,549,540
Freddie Mac Variable Rate Notes: (b)
0.15%, 11/04/13	9,000	8,999,997
0.15%, 10/16/15	53,900	53,900,000
Total U.S. Government Sponsored Agency Obligations — 46.2%		6,011,334,117

U.S. Treasury Obligations
U.S. Treasury Notes:
0.75%, 12/15/13	90,000	90,058,031
0.25%, 1/31/14	150,250	150,274,207
1.25%, 2/15/14	52,000	52,160,977
0.25%, 2/28/14	164,700	164,741,909
0.25%, 4/30/14	113,500	113,549,126
Total U.S. Treasury Obligations — 4.4%		570,784,250

Repurchase Agreements
Bank of Nova Scotia, 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $150,000,333, collateralized by various U.S. Treasury obligations, 0.00% to 0.75% due from 7/24/14 to 12/31/17, aggregate par and fair value of $154,646,700 and $153,000,404, respectively)	150,000	150,000,000
Total Value of Bank of Nova Scotia (collateral value of $153,000,404)		150,000,000
Barclays Capital, Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $400,000,889, collateralized by various U.S. Treasury obligations, 0.00% to 2.63% due from 11/14/13 to 8/15/20, aggregate par and fair value of $402,592,000 and $408,000,022, respectively)	400,000	400,000,000
Total Value of Barclays Capital, Inc. (collateral value of $408,000,022)		400,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	13

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.11%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $45,000,138, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.31% due from 3/01/17 to 11/25/43, aggregate par and fair value of $670,843,017 and $46,924,187, respectively)	$45,000	$45,000,000
BNP Paribas Securities Corp., 0.05%, 11/07/13 (c) (Purchased on 10/03/13 to be repurchased at $150,019,792, collateralized by various U.S. Treasury obligations, 0.00% to 8.00% due from 11/15/13 to 2/15/43, aggregate par and fair value of $229,577,532 and $153,000,056, respectively)	150,000	150,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $199,924,243)		195,000,000
Citigroup Global Markets, Inc., 0.11%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $141,000,431, collateralized by various U.S. government sponsored agency obligations, 2.50% to 5.50% due from 10/01/20 to 11/15/48, aggregate par and fair value of $296,831,043 and $144,027,761, respectively)	141,000	141,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $144,027,761)		141,000,000
Credit Suisse Securities (USA) LLC, 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $11,000,024, collateralized by U.S. Treasury Note, 11.25% due at 2/15/15, par and fair value of $9,630,000 and $11,225,204, respectively)	11,000	11,000,000
Credit Suisse Securities (USA) LLC, 0.37%, 12/12/13 (Purchased on 9/12/13 to be repurchased at $90,084,175, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.50% due from 2/01/17 to 8/15/42, aggregate par and fair value of $6,487,232,611 and $99,900,492, respectively)	90,000	90,000,000
Credit Suisse Securities (USA) LLC, 0.37%, 12/18/13 (Purchased on 9/18/13 to be repurchased at $25,023,382, collateralized by various U.S. government sponsored agency obligations, 3.00% to 4.00% due from 11/15/32 to 1/15/43, aggregate par and fair value of $30,580,000 and $27,750,106, respectively)	25,000	25,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $138,875,802)		126,000,000
Deutsche Bank Securities, Inc., 0.12%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $721,002,403, collateralized by various U.S. government sponsored agency obligations, 0.00% to 156.90% due from 4/25/22 to 12/16/52, aggregate par and fair value of $3,370,316,023 and $764,232,696, respectively)	721,000	721,000,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $75,000,208, collateralized by U.S. Treasury Inflation Indexed Note, 1.25% due at 7/15/20, par and fair value of $64,588,700 and $76,500,085, respectively)	$75,000	$75,000,000
Deutsche Bank Securities, Inc., 0.12%, 11/07/13 (c) (Purchased on 10/15/13 to be repurchased at $266,066,569, collateralized by various U.S. government sponsored agency obligations, 0.00% to 22.90% due from 8/01/27 to 1/16/55, aggregate par and fair value of $1,345,814,732 and $286,626,649, respectively)	265,985	265,985,000
Deutsche Bank Securities, Inc., 0.12%, 11/07/13 (c) (Purchased on 10/18/13 to be repurchased at $265,529,058, collateralized by various U.S. government sponsored agency obligations, 0.87% to 4.83% due from 8/01/33 to 1/16/55, aggregate par and fair value of $696,909,370 and $284,089,045, respectively)	265,445	265,445,000
Deutsche Bank Securities, Inc., 0.07%, 11/07/13 (c) (Purchased on 10/23/13 to be repurchased at $311,015,023, collateralized by various U.S. government sponsored agency obligations, 0.00% to 31.79% due from 8/25/20 to 8/20/62, aggregate par and fair value of $5,467,580,638 and $337,187,352, respectively)	310,960	310,960,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $1,748,635,827)		1,638,390,000
Goldman Sachs & Co., 0.13%, 11/01/13 (Purchased on 10/25/13 to be repurchased at $222,585,626, collateralized by various U.S. government sponsored agency obligations, 0.00% to 43.72% due from 10/15/19 to 7/15/43, aggregate par and fair value of $3,199,906,367 and $244,837,600, respectively)	222,580	222,580,000
Goldman Sachs & Co., 0.06%, 11/01/13 (Purchased on 10/25/13 to be repurchased at $489,680,713, collateralized by various U.S. government sponsored agency obligations, 0.00% to 19.16% due from 11/25/22 to 10/15/49, aggregate par and fair value of $7,430,328,889 and $523,952,250, respectively)	489,675	489,675,000
Goldman Sachs & Co., 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $268,000,744, collateralized by various U.S. government sponsored agency obligations, 0.00% to 32.04% due from 12/16/29 to 10/25/43, aggregate par and fair value of $2,816,995,798 and $286,760,000, respectively)	268,000	268,000,000

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.06%, 11/04/13 (c) (Purchased on 10/02/13 to be repurchased at $426,023,430, collateralized by various U.S. government sponsored agency obligations, 2.06% to 6.53% due from 1/15/22 to 10/25/43, aggregate par and fair value of $2,416,954,167 and $455,816,234, respectively)	$426,000	$426,000,000
Goldman Sachs & Co., 0.06%, 11/06/13 (Purchased on 10/30/13 to be repurchased at $140,001,633, collateralized by various U.S. government sponsored agency obligations, 2.28% to 11.52% due from 6/25/31 to 10/25/43, aggregate par and fair value of $547,318,122 and $151,037,862, respectively)	140,000	140,000,000
Total Value of Goldman Sachs & Co. (collateral value of $1,662,403,946)		1,546,255,000
HSBC Securities (USA) Inc., 0.11%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $104,000,318, collateralized by U.S. Treasury Note, 0.63% due at 10/15/16, par and fair value of $105,915,000 and $106,084,972, respectively)	104,000	104,000,000
HSBC Securities (USA) Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $109,000,242, collateralized by U.S. Treasury Note, 1.38% due at 12/31/18, par and fair value of $110,555,000 and $111,183,594, respectively)	109,000	109,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $217,268,566)		213,000,000
JPMorgan Securities LLC, 0.18%, 11/01/13 (d) (Purchased on 5/15/13 to be repurchased at $310,263,500, collateralized by various U.S. government sponsored agency obligations, 0.00% to 9.50% due from 3/01/18 to 2/01/43, aggregate par and fair value of $5,384,489,434 and $319,302,453, respectively)	310,000	310,000,000
Total Value of JPMorgan Securities LLC (collateral value of $319,302,453)		310,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $305,000,847, collateralized by various U.S. government sponsored agency obligations, 4.62% to 6.57% due from 9/20/32 to 9/25/43, aggregate par and fair value of $3,041,207,655 and $326,350,000, respectively)	305,000	305,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $325,840,724, collateralized by various U.S. Treasury obligations, 1.50% to 6.13% due from 12/31/15 to 11/15/27, aggregate par and fair value of $319,010,700 and $332,356,962, respectively)	325,840	325,840,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 11/06/13 (Purchased on 10/30/13 to be repurchased at $111,836,305, collateralized by various U.S. government sponsored agency obligations, 5.60% to 6.32% due from 2/20/40 to 7/25/43, aggregate par and fair value of $942,263,802 and $119,663,450, respectively)	$111,835	$111,835,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $778,370,412)		742,675,000
Morgan Stanley & Co. LLC, 0.11%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $30,000,092, collateralized by various U.S. government sponsored agency obligations, 2.18% to 3.01% due from 12/01/41 to 6/01/43, aggregate par and fair value of $40,594,187 and $30,900,000, respectively)	30,000	30,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $30,900,000)		30,000,000
PNC Bank N.A., 0.12%, 11/01/13 (e) (Purchased on 10/31/13 to be repurchased at $12,000,040, collateralized by Fannie Mae Bond, 4.00% due at 9/01/25, par and fair value of $43,612,104 and $46,339,169, respectively)	12,000	12,000,000
Total Value of PNC Bank N.A. (collateral value of $46,339,169)		12,000,000
RBS Securities, Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $220,000,489, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/18, par and fair value of $223,180,000 and $224,401,016, respectively)	220,000	220,000,000
Total Value of RBS Securities, Inc. (collateral value of $224,401,016)		220,000,000
Royal Bank of Canada, 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $100,000,278, collateralized by various U.S. government sponsored agency obligations, 0.00% to 12.61% due from 5/15/27 to 8/20/43, aggregate par and fair value of $892,858,760 and $108,145,219, respectively)	100,000	100,000,000
Total Value of Royal Bank of Canada (collateral value of $108,145,219)		100,000,000
Wells Fargo Securities, LLC, 0.22%, 12/19/13 (Purchased on 10/17/13 to be repurchased at $221,085,085, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.82% due from 12/06/18 to 10/20/43, aggregate par and fair value of $304,027,434 and $227,012,103, respectively)	221,000	221,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $227,012,103)		221,000,000
Total Repurchase Agreements — 46.5%		6,045,320,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	15

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost $12,627,438,367*) — 97.1%	$12,627,438,367
Other Assets Less Liabilities — 2.9%	371,699,690

Net Assets — 100.0%	$12,999,138,057

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par Held at October 31, 2012	Par Purchased	Par Sold/Matured	Par Held at October 31, 2013	Income
PNC Bank N.A.	$15,800,000	$6,832,300,000	$6,836,100,000	$12,000,000	$28,788

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$12,627,438,367	—	$12,627,438,367

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $371,528,131 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 0.4%
Wells Fargo Bank N.A., 0.22%, 2/10/14	$14,080	$14,080,000
Euro — 1.0%
National Australia Bank Ltd., London, 0.25%, 10/23/14 (a)	32,000	32,000,000
Yankee (b) — 27.4%
Bank of Montreal, Chicago:
0.18%, 1/06/14	50,000	50,000,000
0.34%, 1/10/14 (a)	22,000	22,000,000
0.24%, 9/05/14 (a)	30,000	30,000,000
Bank of Nova Scotia, Houston:
0.23%, 11/26/13 (a)	30,000	30,000,000
0.34%, 1/02/14 (a)	25,000	25,000,000
0.28%, 8/08/14 (a)	25,000	25,000,000
BNP Paribas S.A., New York:
0.39%, 11/15/13	13,000	13,000,000
0.28%, 2/14/14	20,000	20,024,691
0.35%, 3/06/14	35,000	35,000,000
Canadian Imperial Bank of Commerce, New York:
0.28%, 1/08/14 (a)	38,000	38,000,000
0.31%, 1/17/14 (a)	27,500	27,500,000
0.27%, 2/04/14 (a)	25,000	25,000,000
Credit Industriel Et Commercial, New York:
0.26%, 1/06/14	24,000	24,000,000
0.26%, 1/08/14	22,000	22,000,000
Credit Suisse Group A.G., New York, 0.26%, 3/18/14	14,000	14,000,000
Deutsche Bank A.G., New York, 0.28%, 2/26/14 (a)	18,000	18,000,000
Natixis, New York, 0.30%, 1/06/14 (a)(e)	25,000	24,997,881
Norinchukin Bank, New York, 0.10%, 11/06/13	100,000	100,000,000
Rabobank Nederland N.V., New York:
0.41%, 1/08/14	34,000	34,000,000
0.39%, 1/17/14	35,000	35,000,000
Royal Bank of Canada, New York, 0.27%, 10/10/14 (a)	17,000	17,000,000
Societe Generale, New York, 0.34%, 1/06/14 (a)	20,000	20,000,000
Sumitomo Mitsui Banking Corp., New York, 0.10%, 11/06/13	75,000	75,000,000
Sumitomo Trust & Banking Ltd., New York, 0.23%, 12/05/13	50,000	50,000,000
Svenska Handelsbanken, New York, 0.24%, 3/04/14	25,000	25,000,427
Toronto Dominion Bank, New York:
0.26%, 1/06/14	15,000	15,000,000
0.17%, 2/19/14 (a)	20,000	20,000,000
0.24%, 7/24/14 (a)	17,000	17,000,000

		851,522,999
Total Certificates of Deposit — 28.8%		897,602,999

Commercial Paper
Alpine Securitization Corp., 0.15%, 11/25/13 (c)	100,000	99,990,000
Antalis US Funding Corp., 0.34%, 11/08/13 (c)	10,800	10,799,285
ANZ New Zealand International Ltd., 0.29%, 4/17/14 (a)(d)	42,000	42,000,000
Australia and New Zealand Banking Group Ltd., 0.24%, 1/17/14 (a)	26,500	26,500,000
BNP Paribas Finance, Inc., 0.34%, 3/13/14 (c)	33,000	32,958,860

Commercial Paper	Par (000)	Value
Cancara Asset Securitisation LLC, 0.20%, 1/30/14 (c)	$45,000	$44,977,500
Charta LLC, 0.27%, 12/23/13 (c)	15,000	14,994,150
Ciesco LLC, 0.28%, 12/09/13 (c)	9,255	9,252,265
Commonwealth Bank of Australia:
0.33%, 11/08/13 (a)	18,000	17,999,965
0.21%, 2/24/14 (a)	50,000	50,000,000
0.26%, 4/04/14 (a)	25,000	25,000,000
CRC Funding LLC:
0.27%, 11/19/13 (c)	25,000	24,996,625
0.22%, 12/04/13 (c)	45,000	44,990,925
DnB NOR Bank ASA, 0.26%, 1/27/14 (c)	20,000	19,987,433
Erste Abwicklungsanstalt, 0.25%, 12/02/13 (c)	15,000	14,996,771
ING US Funding LLC:
0.29%, 1/16/14 (c)	15,000	14,990,817
0.29%, 2/07/14 (c)	10,000	9,992,106
0.24%, 2/18/14 (c)	80,000	79,943,078
Kells Funding LLC:
0.23%, 3/05/14 (c)	20,000	19,984,156
0.24%, 10/14/14 (a)(d)	20,000	20,000,000
Mizuho Funding LLC, 0.22%, 1/22/14 (c)	20,000	19,989,978
Nederlandse Waterschapsbank N.V.:
0.28%, 7/28/14 (a)	5,000	5,000,746
0.28%, 7/30/14 (a)	5,000	5,000,752
Nordea North America, Inc.:
0.25%, 1/06/14 (c)	10,000	9,995,417
0.26%, 1/16/14 (c)	45,000	44,975,775
Regency Markets No. 1 LLC, 0.15%, 11/20/13 (c)	43,626	43,622,546
Sydney Capital Corp., 0.23%, 12/17/13 (c)	25,900	25,892,388
Thunder Bay Funding LLC, 0.24%, 12/16/13 (c)	10,000	9,997,000
Westpac Banking Corp.:
0.29%, 1/24/14 (a)	63,000	63,000,000
0.27%, 7/09/14 (a)	23,625	23,625,000
0.29%, 7/14/14 (a)	15,000	15,000,000
Total Commercial Paper — 28.6%		890,453,538

Corporate Notes
Commonwealth Bank of Australia, 0.22%, 3/17/14 (a)(d)	13,392	13,430,201
National Australia Bank Ltd., 0.26%, 11/12/13 (a)(d)	25,000	25,004,556
Total Corporate Notes — 1.2%		38,434,757

Municipal Bonds
California State Department of Water Resources RB Municipal Trust Receipts Floaters Series 2008-2705 VRDN (Credit Suisse A.G. SBPA), 0.08%, 11/07/13 (d)(e)(f)	12,605	12,605,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.07%, 11/07/13 (f)	11,200	11,200,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 11/07/13 (f)	19,535	19,535,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.07%, 11/07/13 (f)	57,000	57,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	17

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Floaters Series 2009-3129 VRDN (Credit Suisse A.G. SBPA), 0.08%, 11/07/13 (d)(e)(f)	$14,740	$14,740,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Guaranty), 0.07%, 11/07/13 (f)	33,530	33,530,000
University of California RB Series 2011Z-1 VRDN, 0.11%, 11/07/13 (f)	17,000	17,000,000
Washington GO Municipal Trust Receipts Floaters Series 2009-3045 VRDN (Morgan Stanley Bank SBPA), 0.10%, 11/07/13 (d)(e)(f)	12,505	12,505,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2005 VRDN (BMO Harris Bank N.A. LOC), 0.07%, 11/07/13 (f)	30,680	30,680,000
Total Municipal Bonds — 6.7%		208,795,000

Closed-End Investment Companies (d)(f)
California — 0.2%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 11/07/13	5,000	5,000,000
Multi-State — 0.2%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Facility), 0.19%, 11/07/13	6,900	6,900,000
New York — 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.17%, 11/07/13	8,700	8,700,000
Total Closed-End Investment Companies — 0.7%		20,600,000

Time Deposits
Barclays Bank PLC, 0.10%, 11/01/13	45,000	45,000,000
Natixis, 0.10%, 11/01/13	96,000	96,000,000
Societe Generale S.A., 0.10%, 11/01/13	100,000	100,000,000
Total Time Deposits — 7.8%		241,000,000

U.S. Government Sponsored Agency Obligations — 0.8%
Federal Home Loan Bank Variable Rate Notes,
0.17%, 12/04/13 (a)	25,000	24,999,314

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.12%, 10/16/14	15,000	14,982,405
0.13%, 10/16/14	15,000	14,981,750

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
2.00%, 11/30/13	$10,000	$10,014,429
2.38%, 9/30/14	50,000	51,024,858
2.38%, 10/31/14	40,000	40,890,613
Total U.S. Treasury Obligations — 4.2%		131,894,055

Repurchase Agreements
Barclays Capital, Inc., 0.31%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $100,000,861, collateralized by various municipal bond obligations, 0.00% to 7.55%due from 10/01/14 to 8/01/57, aggregate par and fair value of $113,318,742 and $107,000,000, respectively)	100,000	100,000,000
Total Value of Barclays Capital, Inc. (collateral value of $107,000,000)		100,000,000
Citigroup Global Markets, Inc., 0.31%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $60,000,517, collateralized by various corporate/debt obligations, 0.00% to 7.47% due from 6/20/14 to 5/10/63, aggregate par and fair value of $436,114,939 and $64,551,852, respectively)	60,000	60,000,000
Citigroup Global Markets, Inc., 0.62%, 12/05/13 (f) (Purchased on 12/23/11 to be repurchased at $58,218,348, collateralized by various corporate/debt obligations, 0.00% to 7.87% due from 6/25/14 to 5/10/63, aggregate par and fair value of $120,728,972 and $62,845,327, respectively)	58,500	58,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $127,397,179)		118,500,000
Credit Suisse Securities (USA) LLC, 0.35%, 11/01/13 (Purchased on 8/01/13 to be repurchased at $6,005,367, collateralized by Fannie Mae Bond, 1.20% due at 11/25/43, par and fair value of $6,425,000 and $6,425,000,respectively)	6,000	6,000,000
Credit Suisse Securities (USA) LLC, 0.42%, 11/18/13 (Purchased on 9/19/13 to be repurchased at $6,004,200, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.10% to 9.51% due from 8/15/18 to 1/16/53,aggregate par and fair value of $11,704,845 and $6,421,039, respectively)	6,000	6,000,000

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.51%, 12/05/13 (f) (Purchased on 5/07/12 to be repurchased at $10,081,742, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.08% to 6.61% due from 11/15/17 to 3/14/51,aggregate par and fair value of $208,960,897 and $11,441,244,respectively)	$10,000	$10,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $24,287,283)		22,000,000
Deutsche Bank Securities, Inc., 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $50,000,139, collateralized by various U.S. Treasury obligations, 0.25% to 1.25% due from 9/30/15 to 7/15/20, aggregate par and fair value of $44,523,700 and $51,000,023, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc., 0.12%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $75,000,250, collateralized by various U.S. government sponsored agency obligations, 3.00% to 4.00% due from 5/20/42 to 10/20/42, aggregate par and fair value of $92,541,469 and $76,500,000, respectively)	75,000	75,000,000
Deutsche Bank Securities, Inc., 0.37%, 11/05/13 (g) (Purchased on 8/07/13 to be repurchased at $50,046,250, collateralized by various corporate/debt obligations, 0.00% to 9.00%due from 3/15/17 to 8/07/52, aggregate par and fair value of $550,903,898 and $58,174,860, respectively)	50,000	50,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $185,674,883)		175,000,000
Goldman Sachs & Co., 0.01%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $50,000,014, collateralized by U.S. Treasury Inflation Indexed Note, 0.63% due at 2/15/43, par and fair value of $60,239,700 and $51,000,063, respectively)	50,000	50,000,000
Total Value of Goldman Sachs & Co. (collateral value of $51,000,063)		50,000,000
JPMorgan Securities LLC, 0.57%, 1/15/14 (Purchased on 9/18/13 to be repurchased at $11,020,726, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.17% due from 11/15/17 to 2/12/51, aggregate par and fair value of $330,737,164 and $13,047,871, respectively)	11,000	11,000,000
Total Value of JPMorgan Securities LLC (collateral value of $13,047,871)		11,000,000

Repurchase Agreements	Par (000)	Value
Royal Bank of Canada, 0.13%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $50,000,181, collateralized by various corporate/debt obligations, 0.31% to 8.75% due from 2/26/15 to 9/01/43, aggregate par and fair value of $52,165,827 and $52,500,000, respectively)	$50,000	$50,000,000
Total Value of Royal Bank of Canada (collateral value of $52,500,000)		50,000,000
UBS Securities LLC, 0.24%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $100,000,667, collateralized by various corporate/debt obligations, 0.00% to 12.38% due from 7/15/14 to 12/29/99, aggregate par and fair value of $124,784,033 and $118,636,879,respectively)	100,000	100,000,000
Total Value of UBS Securities LLC (collateral value of $118,636,879)		100,000,000
Wells Fargo Securities, LLC, 0.21%, 11/01/13 (f) (Purchased on 9/20/13 to be repurchased at $10,002,450, collateralized by various corporate/debt obligations, 0.00% to 8.25% due from 8/10/18 to 6/25/47, aggregate par and fair value of $19,707,146 and $11,062,499, respectively)	10,000	10,000,000
Wells Fargo Securities, LLC, 0.47%, 1/03/14 (Purchased on 9/24/13 to be repurchased at $6,668,782, collateralized by various corporate/debt obligations, 0.00% to 7.88%due from 2/20/15 to 6/15/46, aggregate par and fair value of $10,973,675 and $7,360,837, respectively)	6,660	6,660,000
Total Value of Wells Fargo Securities, LLC (collateral value of $18,423,336)		16,660,000
Total Repurchase Agreements — 20.7%		643,160,000
Total Investments (Cost $3,096,939,663*) — 99.5%		3,096,939,663
Other Assets Less Liabilities — 0.5%		15,467,649

Net Assets — 100.0%		$3,112,407,312

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	19

Schedule of Investments (concluded)	TempCash

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,096,939,663	—	$3,096,939,663
[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $195,816 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 0.6%
Wells Fargo Bank N.A.:
0.22%, 2/10/14	$226,307	$226,307,000
0.18%, 3/12/14 (a)	86,000	86,000,000

		312,307,000
Euro — 1.4%
National Australia Bank Ltd., London:
0.25%, 3/07/14	200,000	200,000,000
0.25%, 10/23/14 (a)	493,000	493,000,000

		693,000,000
Yankee (b) — 35.1%
Bank of Montreal, Chicago:
0.18%, 11/22/13	23,000	23,000,000
0.18%, 1/06/14	250,000	250,000,000
0.34%, 1/10/14 (a)	300,000	300,000,000
0.20%, 1/27/14	280,000	280,000,000
0.24%, 9/05/14 (a)	431,500	431,500,000
0.17%, 10/09/14 (a)	100,000	100,000,000
Bank of Nova Scotia, Houston:
0.23%, 11/26/13 (a)	231,000	231,000,000
0.34%, 1/02/14 (a)	201,000	201,000,000
0.20%, 2/04/14	200,000	200,000,000
0.28%, 8/08/14 (a)	394,000	394,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.16%, 11/04/13	245,000	245,000,000
0.12%, 11/05/13	200,000	200,000,000
0.25%, 3/26/14	500,000	500,000,000
BNP Paribas S.A., New York:
0.39%, 11/15/13	220,000	220,000,000
0.28%, 2/14/14	31,000	31,038,271
Canadian Imperial Bank of Commerce, New York:
0.31%, 1/17/14 (a)	362,500	362,500,000
0.26%, 8/08/14 (a)	14,000	14,000,000
0.27%, 8/14/14 (a)	205,000	205,000,000
Credit Industriel Et Commercial, New York:
0.15%, 11/05/13	268,000	268,000,000
0.15%, 11/07/13	283,000	283,000,000
0.26%, 1/06/14	20,500	20,500,000
0.26%, 1/08/14	350,000	350,000,000
Credit Suisse Group A.G., New York:
0.26%, 3/18/14	225,000	225,000,000
0.26%, 4/22/14	300,000	300,000,000
Mitsubishi UFJ Trust and Banking Corp., New York:
0.24%, 2/07/14	350,000	350,000,000
0.28%, 2/24/14	365,000	365,000,000
Mizuho Bank Ltd., New York:
0.17%, 11/18/13	400,000	400,000,000
0.21%, 12/02/13	500,000	500,000,000
0.22%, 12/06/13	250,000	250,000,000
0.22%, 1/17/14	50,000	50,000,000
0.22%, 1/29/14	100,000	100,000,000
National Australia Bank Ltd., New York:
0.27%, 8/08/14 (a)	300,000	300,000,000
0.26%, 8/14/14 (a)	165,000	165,000,000
Natixis, New York, 0.30%, 1/06/14 (a)(e)	250,000	249,978,815
Nordea Bank Finland PLC, New York:
0.20%, 12/09/13	263,000	263,000,000
0.16%, 12/11/13	400,000	400,000,000
0.25%, 1/09/14	50,000	50,000,000
0.25%, 1/17/14	100,000	100,000,000
0.25%, 1/30/14	150,000	149,998,127
Norinchukin Bank, New York, 0.10%, 11/06/13	1,629,197	1,629,197,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Rabobank Nederland N.V., New York:
0.41%, 1/08/14	$471,500	$471,500,000
0.39%, 1/17/14	243,000	243,000,000
0.35%, 3/17/14	42,000	42,000,000
0.26%, 4/22/14 (a)	381,750	381,750,000
Royal Bank of Canada, New York:
0.23%, 1/15/14 (a)	295,000	295,000,000
0.27%, 10/10/14 (a)	294,500	294,500,000
0.25%, 10/29/14 (a)	150,000	150,000,000
Societe Generale, New York, 0.34%, 1/06/14 (a)	206,500	206,500,000
Sumitomo Mitsui Banking Corp., New York:
0.10%, 11/06/13	425,000	425,000,000
0.22%, 12/09/13	300,000	300,000,000
Sumitomo Trust & Banking Ltd., New York:
0.23%, 12/05/13	470,000	470,000,000
0.23%, 12/12/13	165,000	165,000,000
Svenska Handelsbanken, New York:
0.26%, 1/17/14	180,000	180,001,922
0.24%, 3/04/14	370,000	370,006,314
Toronto Dominion Bank, Montreal, 0.22%, 4/24/14	290,000	290,000,000
Toronto Dominion Bank, New York:
0.12%, 11/01/13	235,000	235,000,000
0.12%, 11/05/13	70,000	70,000,000
0.26%, 1/06/14	300,000	300,000,000
0.17%, 2/19/14 (a)	205,000	205,000,000
0.24%, 7/24/14 (a)	261,500	261,500,000
Westpac Banking Corp., New York:
0.28%, 4/15/14 (a)	256,000	256,000,000
0.25%, 8/28/14 (a)	378,000	378,000,000

		16,946,470,449
Total Certificates of Deposit — 37.1%		17,951,777,449

Commercial Paper
Alpine Securitization Corp., 0.15%, 11/25/13 (c)	141,250	141,235,875
Antalis US Funding Corp., 0.34%, 11/08/13 (c)	183,400	183,387,875
Australia and New Zealand Banking Group Ltd.:
0.24%, 1/17/14 (a)	400,000	400,000,000
0.28%, 2/25/14 (a)	375,000	375,000,000
Bank Nederlandse Gemeenten:
0.17%, 11/27/13 (c)	100,000	99,987,722
0.23%, 1/17/14 (c)	164,795	164,715,692
0.22%, 1/23/14 (c)	53,000	52,973,117
Barton Capital LLC, 0.19%, 12/18/13 (c)	82,672	82,651,493
BNP Paribas Finance, Inc., 0.34%, 3/13/14 (c)	200,000	199,750,667
Cancara Asset Securitisation LLC, 0.20%, 1/27/14 (c)	100,000	99,951,667
Chariot Funding LLC:
0.24%, 4/15/14 (c)	100,000	99,890,000
0.23%, 4/28/14 (c)	50,000	49,943,139
Collateralized Commercial Paper Co. LLC:
0.30%, 3/10/14 (c)	180,000	179,806,500
0.30%, 3/11/14 (c)	206,500	206,276,292
Commonwealth Bank of Australia:
0.32%, 11/08/13 (a)	225,000	224,999,560
0.21%, 2/24/14 (a)	422,000	422,000,000
0.22%, 3/03/14 (a)(d)	65,500	65,498,891
0.22%, 3/04/14 (a)	250,000	249,995,709
0.27%, 5/02/14 (a)	260,500	260,500,000
0.27%, 6/06/14 (a)	183,000	183,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	21

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Erste Abwicklungsanstalt:
0.20%, 11/12/13 (c)	$54,000	$53,996,700
0.20%, 11/15/13 (c)	100,000	99,992,222
0.18%, 11/25/13 (c)	230,000	229,973,167
0.20%, 1/23/14 (c)	100,000	99,953,889
0.20%, 1/30/14 (c)	100,000	99,950,000
0.20%, 2/06/14 (c)	250,000	249,865,278
0.20%, 2/12/14 (c)	300,000	299,828,333
0.20%, 2/13/14 (c)	50,000	49,971,111
Fortis Funding LLC:
0.08%, 11/05/13 (c)	175,000	174,998,444
0.09%, 11/06/13 (c)	300,000	299,996,250
Gemini Securitization Corp. LLC, 0.20%, 1/27/14 (c)	140,000	139,932,333
HSBC Bank PLC:
0.27%, 9/10/14 (a)	100,000	100,000,000
0.26%, 10/22/14 (a)(d)	144,000	144,000,000
0.25%, 10/30/14 (a)	125,000	125,000,000
ING US Funding LLC, 0.29%, 2/07/14 (c)	89,000	88,929,739
Kells Funding LLC:
0.23%, 11/05/13 (a)(d)	355,000	355,000,000
0.22%, 11/19/13 (a)(d)	44,000	44,000,000
0.25%, 12/13/13 (c)	250,000	249,927,083
0.25%, 1/07/14 (c)	80,000	79,962,778
0.19%, 1/16/14 (c)(d)	130,000	129,947,856
0.20%, 2/03/14 (a)	25,000	25,000,000
0.24%, 3/10/14 (a)	100,000	100,000,000
0.22%, 3/14/14 (a)(d)	220,000	220,000,000
0.22%, 3/14/14 (a)	50,000	50,000,000
0.22%, 4/11/14 (a)	100,000	100,000,000
0.22%, 6/04/14 (a)	59,500	59,500,000
0.24%, 10/14/14 (a)(d)	49,000	49,000,000
Mizuho Funding LLC:
0.22%, 11/25/13 (c)	100,000	99,985,667
0.22%, 11/26/13 (c)	172,000	171,974,319
0.25%, 2/24/14 (c)	300,000	299,765,208
Mont Blanc Capital Corp., 0.25%, 11/07/13 (c)	90,000	89,996,250
Nederlandse Waterschapsbank N.V.:
0.17%, 11/12/13 (c)	100,000	99,994,806
0.17%, 11/14/13 (c)	200,000	199,987,722
0.31%, 12/16/13 (c)	100,000	99,961,250
0.24%, 2/18/14 (a)	78,000	78,000,000
0.30%, 6/10/14 (a)	55,500	55,506,200
0.28%, 7/28/14 (a)	75,000	75,011,196
0.28%, 7/30/14 (a)	75,000	75,011,279
Nieuw Amsterdam Receivables Corp., 0.17%, 11/12/13 (c)	140,675	140,667,693
Nordea North America, Inc.:
0.25%, 1/06/14 (c)	90,000	89,958,750
0.25%, 1/09/14 (c)	140,000	139,932,917
0.26%, 1/16/14 (c)	400,000	399,784,667
NRW.Bank:
0.09%, 11/05/13 (c)	600,000	599,994,000
0.08%, 11/07/13 (c)	879,000	878,988,280
Old Line Funding LLC:
0.24%, 12/09/13 (c)	74,897	74,878,026
0.24%, 12/10/13 (c)	39,259	39,248,793
0.24%, 12/11/13 (c)	35,000	34,990,667
0.24%, 3/17/14 (c)	73,000	72,933,813
0.21%, 5/09/14 (a)	70,000	70,000,000
Regency Markets No. 1 LLC, 0.15%, 11/25/13 (c)	100,000	99,990,000

Commercial Paper	Par (000)	Value
Sumitomo Mitsui Banking Corp., 0.23%, 11/12/13 (c)	$425,000	$424,970,132
Svenska Handelsbanken, Inc.:
0.21%, 11/08/13 (c)	455,000	454,981,860
0.23%, 3/10/14 (c)(d)	100,000	99,917,583
0.22%, 3/12/14 (c)(d)	100,000	99,919,944
Thunder Bay Funding LLC:
0.24%, 4/14/14 (c)	25,000	24,972,667
0.23%, 4/24/14 (c)	46,750	46,698,030
Toronto-Dominion Holdings USA, Inc., 0.12%, 11/01/13 (c)	87,000	87,000,000
Victory Receivables Corp.:
0.15%, 11/04/13 (c)	107,000	106,998,663
0.16%, 11/04/13 (c)	55,082	55,081,266
0.16%, 11/06/13 (c)	130,216	130,213,106
0.16%, 11/07/13 (c)	110,000	109,997,067
Westpac Banking Corp.:
0.28%, 7/11/14 (a)	166,850	166,850,000
0.29%, 7/14/14 (a)	200,000	200,000,000
0.27%, 8/01/14 (a)	100,000	100,000,000
0.25%, 8/22/14 (a)(d)	345,000	345,000,000
0.24%, 9/29/14 (a)	160,000	160,000,000
Total Commercial Paper — 29.1%		14,059,451,203

Corporate Notes
National Australia Bank Ltd., 0.27%, 4/11/14 (a)(d)	51,000	51,157,351
Svenska Handelsbanken AB, 0.26%, 4/15/14 (a)(d)	362,100	362,100,000
Total Corporate Notes — 0.9%		413,257,351

Municipal Bonds
Allen County RB (Catholic Health Partners Project) Series 2012B VRDN, 0.08%, 11/07/13 (e)	12,000	12,000,000
California GO Series 2003B-3 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 11/07/13 (e)	49,600	49,600,000
California GO Series 2005B-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 11/07/13 (e)	49,100	49,100,000
California Housing Finance Agency Home Mortgage RB Series 2001U AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.09%, 11/07/13 (e)	12,715	12,715,000
California Housing Finance Agency Home Mortgage RB Series 2002J AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.09%, 11/07/13 (e)	13,900	13,900,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.09%, 11/07/13 (e)	40,635	40,635,000
California Housing Finance Agency Home Mortgage RB Series 2005H AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.09%, 11/07/13 (e)	25,975	25,975,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.07%, 11/07/13 (e)	7,450	7,450,000

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut Housing Finance Authority RB Series 2011E-3 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 11/07/13 (e)	$33,000	$33,000,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 11/07/13 (e)	40,980	40,980,000
Illinois State Toll Highway Authority RB (Senior Priority Project) Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.08%, 11/07/13 (e)	36,400	36,400,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 11/07/13 (e)	54,725	54,725,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 11/07/13 (e)	12,900	12,900,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare System Project) Series 2003D-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 11/07/13 (e)	33,500	33,500,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 11/07/13 (e)	72,020	72,020,000
Minneapolis & St. Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 11/07/13 (e)	275	275,000
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2005M AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 11/07/13 (e)	37,660	37,660,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010A VRDN, 0.07%, 11/07/13 (e)	121,600	121,600,000
New York City GO Series 2008J-10 VRDN (Bank of Tokyo-Mitsubishi Trust Co. LOC), 0.07%, 11/07/13 (e)	63,860	63,860,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (The Bank of New York Mellon Corp. SBPA), 0.07%, 11/07/13 (e)	11,440	11,440,000
New York State Energy Research & Development Authority RB (Con Education Co., Inc. Pro Project) Series 2010 VRDN (Bank of Nova Scotia LOC), 0.07%, 11/07/13 (e)	13,500	13,500,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 11/07/13 (e)	44,000	44,000,000
New York State Housing Finance Agency RB (W. 30th Street Housing Project) Series 2012 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 11/07/13 (e)	58,000	58,000,000
Port of Port Arthur Navigation District PCRB (Motiva Enterprises Project) Series 2010 VRDN, 0.09%, 11/01/13 (e)	38,900	38,900,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 11/07/13 (e)	22,600	22,600,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 11/07/13 (e)	103,100	103,100,000

Municipal Bonds	Par (000)	Value
San Francisco City & County Airports Commission RB Series 2010A-1 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 11/07/13 (e)	$28,375	$28,375,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.07%, 11/07/13 (e)	55,250	55,250,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (U.S. Bank N.A. LOC), 0.07%, 11/07/13 (e)	33,500	33,500,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 11/07/13 (e)	25,545	25,545,000
Texas GO (Veteran Housing Fund Project) Series 2003 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.11%, 11/07/13 (e)	23,690	23,690,000
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 11/07/13 (e)	66,400	66,400,000
Total Municipal Bonds — 2.6%		1,242,595,000

Time Deposits
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 11/01/13	760,000	760,000,000
Barclays Bank PLC, 0.10%, 11/01/13	804,000	804,000,000
Credit Agricole Corporate and Investment Bank S.A., 0.06%, 11/01/13	525,000	525,000,000
DnB NOR Bank ASA:
0.05%, 11/01/13	1,100,000	1,100,000,000
0.08%, 11/04/13	1,000,000	1,000,000,000
ING Bank N.V., 0.13%, 11/06/13	709,000	709,000,000
Lloyds TSB Bank PLC, 0.08%, 11/01/13	500,000	500,000,000
Natixis, 0.10%, 11/01/13	626,000	626,000,000
Skandinaviska Enskilda Banken AB, 0.06%, 11/01/13	2,200,000	2,200,000,000
Societe Generale S.A.:
0.08%, 11/01/13	200,000	200,000,000
0.10%, 11/01/13	325,000	325,000,000
Total Time Deposits — 18.1%		8,749,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes:
0.38%, 10/27/14 (a)	25,000	25,061,103
0.14%, 2/27/15 (a)	500	499,834
Total U.S. Government Sponsored Agency Obligations — 0.0%		25,560,937

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.12%, 8/21/14	105,000	104,895,314
0.12%, 10/16/14	125,000	124,853,372

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	23

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (c) (concluded)
0.15%, 10/16/14	$375,000	$374,471,411
U.S. Treasury Notes:
1.50%, 12/31/13	425,000	425,918,687
2.63%, 7/31/14	100,000	101,826,987
0.50%, 8/15/14	90,000	90,254,331
2.38%, 9/30/14	170,000	173,483,740
2.38%, 10/31/14	300,000	306,680,347
Total U.S. Treasury Obligations — 3.5%		1,702,384,189

Repurchase Agreements
Barclays Capital, Inc., 0.66%, 2/03/14 (e) (Purchased on 8/03/12 to be repurchased at $414,126,650, collateralized by various corporate/debt obligations, 0.00% to 10.00% due from 12/12/14 to 2/15/51, aggregate par and fair value of $4,547,942,681 and $504,172,717, respectively)	410,000	410,000,000
Total Value of Barclays Capital, Inc. (collateral value of $504,172,717)		410,000,000
Credit Suisse Securities (USA) LLC, 0.16%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $200,000,889, collateralized by various corporate/debt obligations, 0.37% to 10.50% due from 1/24/14 to 6/15/45, aggregate par and fair value of $201,374,431 and $210,004,270, respectively)	200,000	200,000,000
Credit Suisse Securities (USA) LLC, 0.13%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $25,000,090, collateralized by Ginnie Mae Bond, 8.00% due at 8/20/39, par and fair value of $24,780,000 and $26,751,776, respectively)	25,000	25,000,000
Credit Suisse Securities (USA) LLC, 0.42%, 11/18/13 (Purchased on 9/19/13 to be repurchased at $94,065,800, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 16.86% due from 8/15/18 to 5/20/60, aggregate par and fair value of $835,865,436 and $101,238,954, respectively)	94,000	94,000,000
Credit Suisse Securities (USA) LLC, 0.51%, 12/05/13 (e) (Purchased on 10/11/13 to be repurchased at $225,175,313, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.94% due from 11/15/19 to 12/25/59, aggregate par and fair value of $1,838,911,794 and $256,043,520, respectively)	225,000	225,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $594,038,520)		544,000,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.37%, 11/04/13 (f) (Purchased on 8/05/13 to be repurchased at $236,220,726, collateralized by various corporate/debt obligations, 0.00% to 39.01% due from 10/22/14 to 3/17/51, aggregate par and fair value of $1,417,829,151 and $275,094,374, respectively)	$236,000	$236,000,000
Deutsche Bank Securities, Inc., 0.37%, 11/05/13 (f) (Purchased on 8/07/13 to be repurchased at $375,346,875, collateralized by various corporate/debt obligations, 0.00% to 11.85% due from 4/19/14 to 11/25/51, aggregate par and fair value of $1,404,823,265 and $440,614,662, respectively)	375,000	375,000,000
Deutsche Bank Securities, Inc., 0.37%, 11/15/13 (f) (Purchased on 8/13/13 to be repurchased at $152,397,090, collateralized by various corporate/debt obligations, 0.00% to 11.85% due from 10/22/14 to 12/11/49, aggregate par and fair value of $790,819,023 and $178,970,533, respectively)	152,250	152,250,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $894,679,569)		763,250,000
Goldman Sachs & Co., 0.01%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $400,000,111, collateralized by various U.S. Treasury obligations, 0.00% to 3.63% due from 1/15/28 to 5/15/41, aggregate par and fair value of $462,875,865 and $408,000,100, respectively)	400,000	400,000,000
Total Value of Goldman Sachs & Co. (collateral value of $408,000,100)		400,000,000
HSBC Securities (USA) Inc., 0.18%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $25,000,125, collateralized by various corporate/debt and foreign government obligations, 0.00% to 11.00% due from 11/15/13 to 1/07/41, aggregate par and fair value of $29,320,000 and $28,801,755, respectively)	25,000	25,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $28,801,754)		25,000,000
JPMorgan Securities LLC, 0.14%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $175,000,681, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 34.38% due from 12/03/13 to 7/15/43, aggregate par and fair value of $301,042,793 and $186,861,155, respectively)	175,000	175,000,000

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.38%, 11/08/13 (Purchased on 8/08/13 to be repurchased at $200,194,222, collateralized by various corporate/debt obligations, 0.00% to 7.81% due from 6/10/17 to 12/10/49, aggregate par and fair value of $633,920,430 and $214,000,573, respectively)	$200,000	$200,000,000
JPMorgan Securities LLC, 0.56%, 11/19/13 (Purchased on 8/22/13 to be repurchased at $174,491,239, collateralized by various corporate/debt obligations, 0.00% to 7.00% due from 10/25/20 to 6/12/50, aggregate par and fair value of $998,138,357 and $209,482,919, respectively)	174,250	174,250,000
JPMorgan Securities LLC, 0.31%, 12/15/13 (e) (Purchased on 3/15/13 to be repurchased at $200,473,611, collateralized by various corporate/debt obligations, 0.00% to 8.70% due from 4/01/14 to 12/31/99, aggregate par and fair value of $337,966,135 and $211,608,268, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.61%, 12/24/13 (Purchased on 9/25/13 to be repurchased at $100,152,500, collateralized by various corporate/debt obligations, 0.00% to 9.19% due from 1/25/16 to 8/25/47, aggregate par and fair value of $695,362,084 and $124,995,822, respectively)	100,000	100,000,000
JPMorgan Securities LLC, 0.61%, 12/24/13 (Purchased on 9/25/13 to be repurchased at $200,305,000, collateralized by various corporate/debt obligations, 0.00% to 7.20% due from 7/02/20 to 4/10/49, aggregate par and fair value of $1,107,102,784 and $250,003,030, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.57%, 1/15/14 (Purchased on 9/18/13 to be repurchased at $165,310,888, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 23.22% due from 4/25/17 to 12/10/49, aggregate par and fair value of $5,906,419,240 and $203,110,655, respectively)	165,000	165,000,000
Total Value of JPMorgan Securities LLC (collateral value of $1,400,062,422)		1,214,250,000
Royal Bank of Canada, 0.13%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $180,000,650, collateralized by various corporate/debt obligations, 0.00% to 11.88% due from 11/10/13 to 12/31/99, aggregate par and fair value of $197,459,073 and $189,000,001, respectively)	180,000	180,000,000

Repurchase Agreements	Par (000)	Value
Royal Bank of Canada, 0.16%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $65,000,289, collateralized by various corporate/debt and municipal bond obligations, 0.00% to 9.63% due from 12/02/13 to 7/01/58, aggregate par and fair value of $70,242,112 and $68,575,017, respectively)	$65,000	$65,000,000
Total Value of Royal Bank of Canada (collateral value of $257,575,018)		245,000,000
UBS Securities LLC, 0.24%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $165,001,100, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 11/17/13 to 12/31/99, aggregate par and fair value of $197,985,612 and $196,222,290, respectively)	165,000	165,000,000
Total Value of UBS Securities LLC (collateral value of $196,222,290)		165,000,000
Wells Fargo Securities, LLC, 0.21%, 11/01/13 (e) (Purchased on 9/20/13 to be repurchased at $164,040,180, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.38% due from 5/15/14 to 7/25/48, aggregate par and fair value of $773,538,338 and $181,561,389, respectively)	164,000	164,000,000
Wells Fargo Securities, LLC, 0.47%, 1/03/14 (Purchased on 9/24/13 to be repurchased at $101,458,608, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.25% due from 12/16/13 to 4/08/68, aggregate par and fair value of $218,172,183 and $114,103,531, respectively)	101,325	101,325,000
Total Value of Wells Fargo Securities, LLC (collateral value of $295,664,920)		265,325,000
Total Repurchase Agreements — 8.3%		4,031,825,000
Total Investments (Cost $48,175,851,129*) — 99.6%		48,175,851,129
Other Assets Less Liabilities — 0.4%		179,006,860

Net Assets — 100.0%		$48,354,857,989

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	25

Schedule of Investments (concluded)	TempFund

Notes to Schedule of Investments

*	Cost for federal income tax purposes is $48,175,851,799.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par Held at October 31, 2012	Par Purchased	Par Sold/Matured	Par Held at October 31, 2013	Income
PNC Bank N.A.	$48,000,000	$31,239,600,000	$31,287,600,000	—	$135,766

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$48,175,851,129	—	$48,175,851,129

1 See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, bank overdraft of $25,029,257 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.02%, 1/02/14	$135,000	$134,996,280
0.09%, 1/02/14	690,000	689,890,079
0.04%, 1/09/14	221,000	220,983,057
0.08%, 1/09/14	250,000	249,960,468
0.02%, 1/30/14	142,100	142,094,671
0.08%, 2/13/14	55,000	54,988,083
0.07%, 2/27/14	230,000	229,949,113
0.07%, 3/06/14	250,000	249,943,576
0.04%, 4/03/14	50,000	49,990,969
0.05%, 4/03/14	116,000	115,975,350
0.06%, 4/10/14	360,900	360,801,050
0.08%, 4/17/14	99,800	99,762,037
0.07%, 4/24/14	401,500	401,371,120
0.09%, 4/24/14	167,000	166,926,548
0.13%, 4/24/14	395,000	394,748,183
0.14%, 4/24/14	175,297	175,182,610
0.08%, 5/01/14	160,000	159,939,667
U.S. Treasury Notes:
0.50%, 11/15/13	393,400	393,445,430
0.25%, 11/30/13	30,365	30,366,109
1.00%, 1/15/14	122,000	122,200,200
0.25%, 1/31/14	457,000	457,112,676
1.75%, 1/31/14	119,752	120,259,535
1.25%, 2/15/14	75,000	75,249,262
0.25%, 2/28/14	602,696	602,912,772
0.25%, 3/31/14	235,000	235,162,640
0.25%, 4/30/14	457,519	457,790,489
0.25%, 5/31/14	38,020	38,047,349
0.75%, 6/15/14	95,000	95,331,791
0.63%, 7/15/14	156,665	157,173,364
0.50%, 8/15/14	50,000	50,137,466
Total U.S. Treasury Obligations — 38.3%		6,732,691,944

Repurchase Agreements
Bank of Nova Scotia, 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $200,000,444, collateralized by U.S. Treasury Notes, 0.25% to 2.38% due from 2/28/15 to 12/31/17, aggregate par and fair value of $204,213,000 and $204,000,514, respectively)	200,000	200,000,000
Total Value of Bank of Nova Scotia (collateral value of $204,000,514)		200,000,000
Barclays Capital, Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $162,219,360, collateralized by U.S. Treasury Strips, 0.00% due from 8/15/18 to 8/15/26, aggregate par and fair value of $195,178,363 and $165,463,380, respectively)	162,219	162,219,000

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.05%, 11/05/13 (Purchased on 10/29/13 to be repurchased at $255,242,482, collateralized by U.S. Treasury Notes, 0.38% to 3.00% due from 11/15/15 to 11/30/16, aggregate par and fair value of $245,168,700 and $260,344,888, respectively)	$255,240	$255,240,000
Total Value of Barclays Capital, Inc. (collateral value of $425,808,268)		417,459,000
BNP Paribas Securities Corp., 0.09%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $267,183,668, collateralized by U.S. Treasury Notes, 0.13% to 0.63% due from 4/30/15 to 10/15/16, aggregate par and fair value of $272,466,100 and $272,526,755, respectively)	267,183	267,183,000
BNP Paribas Securities Corp., 0.05%, 11/04/13 (b) (Purchased on 10/02/13 to be repurchased at $300,013,750, collateralized by various U.S. Treasury obligations, 0.00% to 8.00% due from 5/15/14 to 8/15/41, aggregate par and fair value of $545,288,466 and $306,000,089, respectively)	300,000	300,000,000
BNP Paribas Securities Corp., 0.06%, 11/06/13 (Purchased on 10/30/13 to be repurchased at $360,254,203, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% to 2.63% due from 7/15/17 to 4/15/18, aggregate par and fair value of $296,677,000 and $367,455,058, respectively)	360,250	360,250,000
BNP Paribas Securities Corp., 0.05%, 11/07/13 (b) (Purchased on 10/03/13 to be repurchased at $725,095,660, collateralized by various U.S. Treasury obligations, 0.00% to 5.38% due from 12/19/13 to 8/15/43, aggregate par and fair value of $692,885,100 and $739,500,117, respectively)	725,000	725,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $1,685,482,019)		1,652,433,000
Citigroup Global Markets, Inc., 0.09%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $103,769,259, collateralized by various U.S. Treasury Notes, 1.50% to 2.00% due from 8/31/18 to 2/15/23, aggregate par and fair value of $106,154,100 and $105,844,463, respectively)	103,769	103,769,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	27

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.09%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $621,001,553, collateralized by various U.S. Treasury obligations, 0.00% to 8.50% due from 11/15/13 to 8/15/43, aggregate par and fair value of $688,536,974 and $633,420,049, respectively)	$621,000	$621,000,000
Citigroup Global Markets, Inc., 0.04%, 11/04/13 (Purchased on 10/28/13 to be repurchased at $181,066,408, collateralized by various U.S. Treasury obligations, 0.00% to 4.50% due from 11/30/14 to 2/15/43, aggregate par and fair value of $185,137,744 and $184,686,319, respectively)	181,065	181,065,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $923,950,831)		905,834,000
Credit Suisse Securities (USA) LLC, 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $150,000,333, collateralized by U.S. Treasury Bond, 2.75% due at 8/15/42, par and fair value of $181,680,000 and $153,003,691, respectively)	150,000	150,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $153,003,691)		150,000,000
Deutsche Bank Securities, Inc., 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $889,002,469, collateralized by various U.S. Treasury obligations, 0.00% to 8.88% due from 6/15/14 to 8/15/42, aggregate par and fair value of $1,068,128,968 and $906,780,106, respectively)	889,000	889,000,000
Deutsche Bank Securities, Inc., 0.03%, 11/07/13 (b) (Purchased on 10/02/13 to be repurchased at $252,422,085, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 1/31/15 to 8/15/40, aggregate par and fair value of $440,435,632 and $257,448,037, respectively)	252,400	252,400,000
Deutsche Bank Securities, Inc., 0.08%, 11/07/13 (b) (Purchased on 10/18/13 to be repurchased at $438,182,486, collateralized by various U.S. Treasury obligations, 0.00% to 2.25% due from 5/31/14 to 8/15/42, aggregate par and fair value of $916,148,638 and $446,851,872, respectively)	438,090	438,090,000
Deutsche Bank Securities, Inc., 0.05%, 11/07/13 (b) (Purchased on 8/30/13 to be repurchased at $448,058,489, collateralized by various U.S. Treasury obligations, 0.00% to 4.50% due from 12/19/13 to 2/15/42, aggregate par and fair value of $549,171,387 and $456,960,037, respectively)	448,000	448,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $2,068,040,052)		2,027,490,000
Goldman Sachs & Co., 0.04%, 11/01/13 (Purchased on 10/25/13 to be repurchased at $179,246,394, collateralized by various U.S. Treasury obligations, 0.50% to 8.13% due from 7/31/17 to 8/15/21, aggregate par and fair value of $182,842,600 and $182,829,902, respectively)	179,245	179,245,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.01%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $500,000,139, collateralized by various U.S. Treasury obligations, 0.00% to 2.50% due from 11/15/18 to 5/15/42, aggregate par and fair value of $970,806,024 and $510,000,033, respectively)	$500,000	$500,000,000
Goldman Sachs & Co., 0.06%, 11/07/13 (b) (Purchased on 10/30/13 to be repurchased at $833,672,239, collateralized by various U.S. Treasury obligations, 0.00% to 9.88% due from 7/31/14 to 5/15/26, aggregate par and fair value of $864,634,696 and $850,297,500, respectively)	833,625	833,625,000
Total Value of Goldman Sachs & Co. (collateral value of $1,543,127,435)		1,512,870,000
HSBC Securities (USA) Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $819,063,820, collateralized by various U.S. Treasury obligations, 0.38% to 6.38% due from 2/15/16 to 8/15/27, aggregate par and fair value of $747,631,100 and $835,449,720, respectively)	819,062	819,062,000
HSBC Securities (USA) Inc., 0.05%, 11/06/13 (Purchased on 10/30/13 to be repurchased at $720,497,005, collateralized by U.S. Treasury Strips, 0.00% due from 11/15/23 to 5/15/43, aggregate par and fair value of $1,319,650,484 and $734,901,095, respectively)	720,490	720,490,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $1,570,350,815)		1,539,552,000
JPMorgan Securities LLC, 0.09%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $5,000,013, collateralized by U.S. Treasury Note, 0.50% due at 11/15/13, par and fair value of $5,090,000 and $5,102,502, respectively)	5,000	5,000,000
JPMorgan Securities LLC, 0.02%, 11/01/13 (c) (Purchased on 2/27/13 to be repurchased at $200,027,444, collateralized by U.S. Treasury Note, 2.75% due at 2/15/19, par and fair value of $189,900,000 and $204,004,645, respectively)	200,000	200,000,000
Total Value of JPMorgan Securities LLC (collateral value of $209,107,147)		205,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $125,383,279, collateralized by U.S. Treasury Inflation Indexed Notes, 1.25% to 2.00% due from 1/15/14 to 4/15/14, aggregate par and fair value of $102,691,500 and $127,890,766, respectively)	125,383	125,383,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 11/06/13 (Purchased on 10/30/13 to be repurchased at $91,700,892, collateralized by various U.S. Treasury obligations, 0.88% to 2.75% due from 9/15/16 to 11/15/42, aggregate par and fair value of $104,213,900 and $93,534,020, respectively)	91,700	91,700,000

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, 11/07/13 (Purchased on 10/31/13 to be repurchased at $181,002,816, collateralized by U.S. Treasury Note, 0.50% due from 7/31/17, aggregate par and fair value of $187,135,100 and $184,620,004, respectively)	$181,000	$181,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $406,044,790)		398,083,000
Morgan Stanley & Co. LLC, 0.10%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $884,002,456, collateralized by various U.S. Treasury obligations, 0.00% to 7.63% due from 12/12/13 to 8/15/43, aggregate par and fair value of $832,595,654 and $901,680,182, respectively)	884,000	884,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $901,680,182)		884,000,000
RBS Securities, Inc., 0.08%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $150,000,333, collateralized by U.S. Treasury Notes, 1.25% to 2.50% due from 4/15/14 to 6/30/17, aggregate par and fair value of $151,666,000 and $153,000,123,respectively)	150,000	150,000,000
Total Value of RBS Securities, Inc. (collateral value of $153,000,123)		150,000,000

Repurchase Agreements	Par (000)	Value
Royal Bank of Canada, 0.07%, 11/01/13 (Purchased on 10/31/13 to be repurchased at $350,000,681, collateralized by various U.S. Treasury obligations, 0.00% to 4.50% due from 1/09/14 to 8/15/39, aggregate par and fair value of $356,473,900 and $357,000,060, respectively)	$350,000	$350,000,000
Total Value of Royal Bank of Canada (collateral value of $357,000,060)		350,000,000
Total Repurchase Agreements — 59.2%		10,392,721,000
Total Investments (Cost $17,125,412,944*) — 97.5%		17,125,412,944
Other Assets Less Liabilities — 2.5%		446,702,586

Net Assets — 100.0%		$17,572,115,530

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	29

Schedule of Investments (concluded)	T-Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$17,125,412,944	—	$17,125,412,944

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $444,517,982 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.01%, 11/07/13	$100,000	$99,999,833
0.02%, 11/07/13	556,528	556,526,474
0.03%, 11/07/13	95,956	95,955,600
0.02%, 11/14/13	839,472	839,466,402
0.01%, 11/21/13	97,916	97,915,456
0.03%, 11/21/13	300,000	299,995,000
0.04%, 11/21/13	200,000	199,995,556
0.05%, 11/21/13	170,000	169,995,125
0.03%, 11/29/13	75,000	74,998,367
0.04%, 11/29/13	391,000	390,987,834
0.06%, 11/29/13	600,000	599,973,284
0.02%, 12/05/13	50,500	50,499,285
0.04%, 12/05/13	176,920	176,913,316
0.08%, 12/05/13	45,873	45,869,572
0.11%, 12/05/13	118,542	118,529,685
0.03%, 12/12/13	174,441	174,436,033
0.04%, 12/12/13	23,000	22,999,083
0.12%, 12/12/13	94,834	94,821,040
0.12%, 12/19/13	94,834	94,819,459
0.01%, 1/02/14	109,000	108,998,123
0.02%, 1/02/14	84,000	83,997,107
0.09%, 1/02/14	100,000	99,984,069
0.01%, 1/09/14	100,000	99,998,083
0.04%, 1/09/14	70,000	69,994,633
0.08%, 1/09/14	100,000	99,984,102
0.03%, 1/16/14	93,554	93,549,063

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a) (concluded)
0.05%, 1/16/14	$100,000	$99,990,500
0.07%, 1/16/14	25,000	24,996,569
0.08%, 1/16/14	50,000	49,992,083
0.04%, 1/23/14	75,000	74,993,083
0.07%, 1/23/14	100,000	99,983,285
0.04%, 1/30/14	426,835	426,793,502
0.07%, 1/30/14	125,000	124,979,687
0.06%, 4/10/14	125,000	124,965,278
0.15%, 4/17/14	28,919	28,898,877
0.08%, 4/24/14	100,000	99,963,750
0.13%, 4/24/14	9,613	9,606,960
0.14%, 4/24/14	224,703	224,556,381
U.S. Treasury Notes:
0.25%, 11/30/13	485,785	485,868,197
0.75%, 12/15/13	68,400	68,460,398
0.25%, 1/31/14	41,350	41,359,175
1.75%, 1/31/14	331,561	332,965,756
0.25%, 2/28/14	63,300	63,314,553
0.25%, 4/30/14	47,406	47,436,856
0.63%, 7/15/14	41,450	41,582,785
Total U.S. Treasury Obligations — 100.0%		7,331,909,259
Total Investments (Cost $7,331,909,259*) — 100.0%		7,331,909,259
Other Assets Less Liabilities — 0.0%		1,994,657

Net Assets — 100.0%		$7,333,903,916

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$7,331,909,259	—	$7,331,909,259

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $2,729 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	31

Schedule of Investments October 31, 2013	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.3%
Alaska Municipal Bond Bank Authority RB (Governmental Purpose Project) Series 2013-2A MB:
2.00%, 12/01/13	$615	$615,853
2.00%, 6/01/14	160	161,551

		777,404
Arizona — 0.3%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.23%, 11/07/13 (a)	415	415,000
Phoenix Civic Improvement Corp. RB Series 2009B MB, 4.00%, 7/01/14	225	230,507

		645,507
Arkansas — 0.8%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Credit Guaranty, State Street Bank & Trust Co. SBPA), 0.16%, 11/07/13 (a)	1,800	1,800,000
California — 3.3%
California RB Series 2013A-2 RAN, 2.00%, 6/23/14	2,900	2,932,840
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.16%, 11/07/13 (a)(b)(c)	1,330	1,330,000
Los Angeles County Schools RB (Pooled Transit Project) Series 2013C-6 TRAN, 2.00%, 12/31/13	200	200,573
Los Angeles Regional Airports Improvement Corp. Lease Revenue RB (Laxfuel Corp. Project) Municipal Trust Receipts Floaters Series 2012-80C VRDN (Wells Fargo Bank N.A. Guaranty, Wells Fargo Bank N.A. SBPA), 0.14%, 11/07/13 (a)(b)(c)	2,000	2,000,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.16%, 11/07/13 (a)(b)(c)	1,020	1,020,000

		7,483,413
Colorado — 1.9%
Denver Airport System RB Series 2006B AMT MB, 5.00%, 11/15/13	970	971,737
Denver Airport System RB Series 2011B AMT MB, 4.00%, 11/15/13	3,300	3,304,595

		4,276,332
Connecticut — 0.2%
Connecticut Housing Finance Authority RB (Housing Mortgage Finance Project) Series 1989D VRDN (Royal Bank of Canada SBPA), 0.09%, 11/07/13 (a)	200	200,000
Stafford Township GO Series 2013 BAN, 1.00%, 8/05/14	370	371,985

		571,985
Florida — 0.5%
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.19%, 5/29/14 (a)	1,100	1,100,000

Municipal Bonds	Par (000)	Value
Georgia — 1.9%
Atlanta Department of Aviation RB Series 2010B MB, 5.00%, 1/01/14	$1,425	$1,436,165
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 11/07/13 (a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 11/07/13 (a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 11/07/13 (a)	1,000	1,000,000

		4,436,165
Illinois — 4.6%
Chicago GO SPEARS Series 2011A-DBE-1212 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.20%, 11/07/13 (a)(b)	200	200,000
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.24%, 11/07/13 (a)	1,650	1,650,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.43%, 11/07/13 (a)	2,165	2,165,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 11/07/13 (a)	4,037	4,037,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 11/07/13 (a)(b)(c)	1,165	1,165,000
Illinois Sales Tax RB Series 2004 MB, 5.00%, 6/15/14	450	463,230
University of Illinois RB (Auxiliary Facilities Project) Series 2013A MB, 3.00%, 4/01/14	960	970,656

		10,650,886
Indiana — 0.1%
Indianapolis Local Public Improvement Bond Bank RB (Circle Block Project) Series 2004C MB, 5.25%, 4/01/14	300	306,226
Iowa — 6.7%
Des Moines GO Series 2013A MB, 2.00%, 6/01/14	820	828,184
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.14%, 11/07/13 (a)	9,800	9,800,000
Iowa Finance Authority RB (Housing Project) Series 2008 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 11/07/13 (a)	3,650	3,650,000
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.09%, 11/01/13 (a)	1,040	1,040,000

		15,318,184
Kansas — 1.4%
Leawood GO Series 2013-1, 1.25%, 9/01/14	3,200	3,226,556
Kentucky — 0.8%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.35%, 11/07/13 (a)	1,780	1,780,000

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana — 8.3%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.23%, 11/07/13 (a)	$2,400	$2,400,000
Bossier Parish School Board GO Series 2013 MB, 3.00%, 3/01/14	410	413,660
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.23%, 11/07/13 (a)	6,000	6,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.05%, 11/01/13 (a)	4,400	4,400,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.07%, 11/07/13 (a)	4,500	4,500,000
Louisiana Public Facilities Authority RB (Air Products Chemicals Project) Series 2008C VRDN, 0.05%, 11/01/13 (a)	1,300	1,300,000

		19,013,660
Maryland — 1.3%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 11/07/13 (a)	1,605	1,605,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 11/07/13 (a)	1,495	1,495,000

		3,100,000
Massachusetts — 0.7%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.17%, 5/29/14 (a)	1,000	1,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.17%, 5/29/14 (a)	495	495,000

		1,495,000
Michigan — 1.8%
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 11/07/13 (a)	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.35%, 11/07/13 (a)	1,600	1,600,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.18%, 11/07/13 (a)	500	500,000

		4,100,000
Minnesota — 0.4%
Minneapolis-St. Paul Metropolitan Airports Commission RB Series 2008A AMT MB, 5.00%, 1/01/14	1,000	1,007,751
Mississippi — 2.8%
De Soto County School District GO Series 2012 MB, 3.00%, 5/01/14	100	101,373
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.05%, 11/01/13 (a)	5,850	5,850,000

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
University of Southern Mississippi Educational Building Corp. RB (Residence Hall Construction Project) Municipal Trust Receipts Floaters Series 2013-3335 VRDN (Credit Suisse A.G. SBPA), 0.11%, 11/07/13 (a)(b)(c)	$500	$500,000

		6,451,373
Missouri — 3.1%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.30%, 11/07/13 (a)	1,825	1,825,000
Missouri State Health & Educational Facilities Authority RB (St. Louis University Project) Series 2008B1 VRDN (Barclays Bank PLC LOC), 0.09%, 11/01/13 (a)	1,300	1,300,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.23%, 11/07/13 (a)	4,000	4,000,000

		7,125,000
Nevada — 1.1%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	2,400	2,426,296
New Hampshire — 0.6%
Nashua City GO Series 2013 MB, 4.00%, 4/01/14	765	776,885
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.23%, 11/07/13 (a)	685	685,000

		1,461,885
New Jersey — 2.7%
Cape May County GO Series 2013 BAN, 1.00%, 8/29/14	400	402,167
Cape May GO Series 2013, 1.00%, 7/18/14	900	903,685
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	2,295	2,303,622
East Hanover Township GO Series 2013A BAN, 1.00%, 8/21/14	300	301,149
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	600	601,960
New Jersey RB Municipal Trust Receipts Floaters Series 2013-837 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. SBPA), 0.10%, 11/07/13 (a)(b)(c)	620	620,000
Rumson Borough GO Series 2013A BAN, 0.75%, 9/03/14	200	200,168
Sparta Township GO Series 2013 BAN, 1.00%, 11/01/13	400	400,000
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	510	511,695

		6,244,446
New Mexico — 0.0%
New Mexico Finance Authority RB (Transportation Refunding Project) Series 2010 MB, 3.00%, 6/15/14	100	101,704
New York — 7.7%
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 11/01/13 (a)	1,000	1,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	33

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.17%, 11/07/13 (a)	$2,000	$2,000,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2010DD-2 VRDN (The Bank of New York Mellon Corp. SBPA), 0.04%, 11/01/13 (a)	3,400	3,400,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.04%, 11/01/13 (a)	3,100	3,100,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.05%, 11/01/13 (a)	3,400	3,400,000
New York State Housing Finance Agency RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/07/13 (a)	2,400	2,400,000
Patchogue-Medford Union Free School District GO Series 2013 TAN (State Aid Withholding Insurance), 1.00%, 6/20/14	1,400	1,406,024
South Country Central School District of Brookhaven GO Series 2013 TAN, 0.75%, 6/26/14	1,000	1,002,787

		17,708,811
North Carolina — 1.7%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.18%, 11/07/13 (a)	1,450	1,450,000
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	700	711,405
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.07%, 11/07/13 (a)	1,830	1,830,000

		3,991,405
Ohio — 3.0%
New Albany GO Series 2013 BAN, 1.00%, 7/31/14	300	301,585
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 11/01/13 (a)	2,300	2,300,000
Ohio Higher Educational Facility Commission RB (Case Western University Project) Series 2001A VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 11/01/13 (a)	1,820	1,820,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligations Project) Series 2013A-2 MB, 0.11%, 1/01/14 (a)	500	500,000
Ohio Housing Finance Agency RB (Residential Mortgage Backed Project) Series 2005F AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 11/07/13 (a)	2,000	2,000,000

		6,921,585
Oklahoma — 2.3%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.23%, 11/07/13 (a)	5,250	5,250,000
Oregon — 0.2%
Portland Sewer System RB (First Lien Project) Series 2007A MB, 5.00%, 6/01/14	495	508,467

Municipal Bonds	Par (000)	Value
Pennsylvania — 10.3%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.23%, 11/07/13 (a)	$300	$300,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN, 0.04%, 11/01/13 (a)	1,500	1,500,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.08%, 11/07/13 (a)(b)	3,200	3,200,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 11/07/13 (a)	1,085	1,085,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.40%, 11/07/13 (a)	2,590	2,590,000
Pennsylvania Economic Development Financing Authority RB (Waste Management, Inc. Project) Municipal Trust Receipts Floaters Series 2013-839 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. LOC), 0.20%, 11/01/13 (a)(b)(c)	5,000	5,000,000
Pennsylvania Housing Finance Agency RB Series 2007-100C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 11/01/13 (a)	2,000	2,000,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.15%, 11/07/13 (a)(b)(c)	1,700	1,700,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 11/07/13 (a)	5,000	5,000,000
Philadelphia Gas Works RB Series 2009C VRDN (Barclays Bank PLC LOC), 0.07%, 11/07/13 (a)	1,300	1,300,000

		23,675,000
Tennessee — 0.3%
Williamson County GO (County District Project) Series 2010A MB, 3.00%, 3/01/14	660	666,226
Texas — 3.6%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.23%, 11/07/13 (a)	5,000	5,000,000
Dallas Fort Worth International Airport RB Series 2012B MB, 3.00%, 11/01/13	1,700	1,700,000
Fort Worth GO Series 2012 MB, 5.00%, 3/01/14	1,450	1,472,801
University of Texas RB (Financing System Project) Series 2006B MB, 5.00%, 8/15/14	140	145,230

		8,318,031
Utah — 0.0%
Utah GO Series 2004A MB, 5.00%, 7/01/14	100	103,143
Virginia — 0.7%
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.16%, 5/29/14 (a)	1,500	1,500,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.24%, 12/18/13 (a)(b)(c)	25	25,000

		1,525,000

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
West Virginia — 0.3%
West Virginia GO (Infrastructure Project) Series 2011A MB, 3.00%, 11/01/13	$650	$650,000
Wisconsin — 6.3%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.17%, 11/07/13 (a)	2,455	2,455,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.35%, 11/07/13 (a)	1,260	1,260,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.14%, 5/29/14 (a)	900	900,000
Wisconsin Petroleum Inspection Fee GO Series 2013 TECP, 0.16%, 12/04/13	10,000	10,000,000

		14,615,000
Wyoming — 5.9%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.18%, 11/07/13 (a)	4,000	4,000,000
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.16%, 11/07/13 (a)(b)(c)	9,535	9,535,000

		13,535,000
Total Municipal Bonds — 87.9%		202,367,441

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 8.7%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 11/07/13	$10,000	$10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 11/07/13	10,000	10,000,000

		20,000,000
Multi-State — 4.2%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.15%, 11/07/13	9,800	9,800,000
Total Closed-End Investment Companies — 12.9%		29,800,000
Total Investments (Cost $232,167,441*) — 100.8%		232,167,441
Liabilities in Excess of Other Assets — (0.8)%		(1,855,298)

Net Assets — 100.0%		$230,312,143

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	35

Schedule of Investments (concluded)	MuniCash

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$232,167,441	—	$232,167,441

[1] See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $184,139 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments October 31, 2013	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
Alabama Federal Aid Highway Financial Authority RB RIB Floater Trust Series 2012-2W VRDN (Barclays Bank PLC SBPA), 0.15%, 11/07/13 (a)(b)(c)	$2,200	$2,200,000
Alabama Public School & College Authority RB (Capital Improvement Pool Project) Series 2013A MB, 5.00%, 6/01/14	1,910	1,963,523
Gadsden Industrial Development Board PCRB (Alabama Power Company Project) Series 1994 VRDN, 0.09%, 11/01/13 (c)	6,150	6,150,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.11%, 11/07/13 (c)	5,320	5,320,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.08%, 11/07/13 (c)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.12%, 11/07/13 (c)	4,670	4,670,000

		30,303,523
Alaska — 0.0%
Anchorage City GO Series 2011A MB, 3.00%, 2/01/14	175	176,135
Arizona — 1.9%
Arizona Department of Transportation State Highway Fund RB (Highway Revenue Project) Series 2011A, 3.00%, 7/01/14	300	305,275
Arizona Health Facilities Authority RB (Banner Health Project) Municipal Trust Receipts Floaters Series 2008-4511 VRDN (Wells Fargo Bank N.A. SBPA), 0.11%, 11/07/13 (a)(b)(c)	14,620	14,620,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.09%, 11/07/13 (c)	8,630	8,630,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank PLC SBPA), 0.12%, 11/07/13 (a)(b)(c)	1,200	1,200,000
Salt River Project Agricultural Improvement & Power District RB Series 2009A ROC-RR-II- R-12276 VRDN (Citibank N.A. SBPA), 0.09%, 11/07/13 (a)(b)(c)	5,000	5,000,000

		29,755,275
Arkansas — 0.2%
Fort Smith RB (Sales and Use Tax Project) Series 2012 MB, 2.00%, 5/01/14	765	772,030
Little Rock GO (Capital Improvements Project) Series 2013 MB, 1.00%, 4/01/14	2,230	2,236,919
Springdale Sales & Use Tax RB Series 2013 MB, 2.00%, 7/01/14	100	101,156

		3,110,105
California — 11.5%
California Education Notes Program RB Series 2013A, 1.00%, 6/30/14	13,085	13,153,889
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.13%, 11/07/13 (a)(b)(c)	5,697	5,697,000
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Citibank N.A. LOC), 0.05%, 11/01/13 (c)	18,100	18,100,000

Municipal Bonds	Par (000)	Value
California (concluded)
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.12%, 11/07/13 (c)	$2,950	$2,950,000
California RB Series 2013A-2 RAN, 2.00%, 6/23/14	27,800	28,114,809
California School Cash Reserve Program Authority RB Series 2013B, 2.00%, 6/02/14	5,300	5,355,463
California School Cash Reserve Program Authority RB Series 2013C, 2.00%, 4/01/14	5,550	5,591,193
California School Cash Reserve Program Authority RB Series 2013G, 2.00%, 5/01/14	1,950	1,967,270
California School Cash Reserve Program Authority RB Series 2013H, 2.00%, 6/02/14	1,445	1,460,028
California School Cash Reserve Program Authority RB Series 2013I, 2.00%, 6/02/14	850	858,845
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.08%, 11/07/13 (a)(c)	9,200	9,200,000
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.13%, 11/07/13 (a)(b)(c)	10,265	10,265,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.16%, 11/07/13 (a)(b)(c)	15,000	15,000,000
Eastern Municipal Water District RB Series 2013A Mandatory Put Bonds, 0.09%, 7/03/14 (c)	10,000	10,000,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.12%, 11/07/13 (a)(b)(c)	5,197	5,197,000
Los Angeles County Schools RB (Pooled Transit Project) Series 2013C-6 TRAN, 2.00%, 12/31/13	1,400	1,404,011
Metropolitan Water District of Southern California RB Series 2009A-2 Mandatory Put Bonds, 0.08%, 3/24/14 (c)	20,000	20,000,000
San Francisco City & County Redevelopment Agency Special Tax RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 11/07/13 (c)	1,750	1,750,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 11/07/13 (a)(b)(c)	10,610	10,610,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 11/07/13 (a)(b)(c)	10,780	10,780,000

		177,454,508
Colorado — 1.4%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.10%, 11/07/13 (c)	8,890	8,890,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	37

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.10%, 11/07/13 (c)	$5,455	$5,455,000
Base Village Metropolitan District No. 2 GO Series 2008A VRDN (U.S. Bank N.A. LOC), 0.09%, 11/07/13 (c)	3,545	3,545,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.10%, 11/07/13 (c)	645	645,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.09%, 11/07/13 (c)	845	845,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 11/07/13 (c)	2,500	2,500,000

		21,880,000
Connecticut — 0.8%
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008K-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 11/07/13 (c)	4,500	4,500,000
Connecticut Health & Educational Facility Authority RB Municipal Trust Floaters Series 2007-1884 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.08%, 11/07/13 (a)(b)(c)	1,200	1,200,000
Milford GO Series 2013A BAN, 1.00%, 5/12/14	6,234	6,260,432
University of Connecticut RB Series 2010A MB, 5.00%, 2/15/14	200	202,742

		12,163,174
Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 11/07/13 (c)	1,585	1,585,000
District of Columbia — 1.2%
District of Columbia GO SPEARS Series 2007DB-463 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 11/07/13 (a)(b)(c)	16,513	16,513,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.09%, 11/07/13 (c)	1,600	1,600,000

		18,113,000
Florida — 12.5%
Broward County GO (Parks & Land Preservation Project) Series 2005 MB, 5.00%, 1/01/14	1,395	1,405,968
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.10%, 11/07/13 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.10%, 11/07/13 (a)(b)(c)	4,830	4,830,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 11/07/13 (c)	61,525	61,525,000
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 11/07/13 (a)(b)(c)	10,852	10,852,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
Lee County School Board COP Series 2004A MB, 5.00%, 2/01/14	$2,680	$2,712,337
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 11/07/13 (a)(b)(c)	16,835	16,835,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.10%, 11/07/13 (a)(b)(c)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.19%, 5/29/14 (c)	4,760	4,760,000
Orlando-Orange County Expressway Authority RB Eagle Trust Receipts Series 2007-0107A VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.09%, 11/07/13 (a)(b)(c)	6,700	6,700,000
Sarasota County Public Hospital District RB (Sarasota Memorial Hospital Project) Series 2009B VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 11/01/13 (c)	26,415	26,415,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.16%, 11/07/13 (a)(b)(c)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.10%, 11/07/13 (a)(b)(c)	21,000	21,000,000
St. Johns County RB SPEARS Series 2008-DB-486 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.13%, 11/07/13 (a)(b)(c)	7,782	7,782,000

		193,017,305
Georgia — 0.7%
Columbus Downtown Development Authority RB (Foundation Properties Corp. Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.13%, 11/07/13 (c)	1,895	1,895,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.09%, 11/07/13 (c)	2,900	2,900,000
Metro Atlantic Rapid Transit Authority Series 2013-12D2 TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.12%, 12/05/13	5,000	5,000,000
Richmond County Board of Education GO Series 2012 MB, 5.00%, 10/01/14	780	813,939

		10,608,939
Illinois — 5.1%
Chicago Department of Water Management RB Series 1999-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.25%, 11/01/13 (c)	13,000	13,000,000
Illinois Educational Facilities Authority RB (University of Chicago Project) Series 2001B-3 Mandatory Put Bonds, 0.23%, 3/13/14	5,300	5,300,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 11/07/13 (c)	32,863	32,863,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 11/07/13 (c)	7,050	7,050,000

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.25%, 11/07/13 (a)(b)(c)	$8,690	$8,690,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 11/07/13 (a)(b)(c)	7,720	7,720,000
Lake County Township High School District No.
121 Warren GO Series 2004C MB:
5.50%, 3/01/14	1,550	1,592,746
5.63%, 3/01/14	1,320	1,356,950
5.75%, 3/01/14	865	889,571

		78,462,267
Indiana — 0.8%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 11/07/13 (c)	1,700	1,700,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.08%, 11/07/13 (a)(b)(c)	10,000	10,000,000

		11,700,000
Iowa — 3.2%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.14%, 11/07/13 (c)	50,000	50,000,000
Kansas — 1.1%
Kansas Development Finance Authority RB Series 2013B MB, 3.00%, 5/01/14	1,795	1,819,922
Wichita GO Series 2013-260, 0.19%, 10/15/14	15,345	15,345,000

		17,164,922
Kentucky — 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.11%, 11/07/13 (c)	2,245	2,245,000
Louisiana — 3.2%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.18%, 11/07/13 (c)	4,830	4,830,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.18%, 11/07/13 (c)	7,500	7,500,000
Louisiana Office Facilities Corp. RB (Capitol Complex Program Project) Series 2009 MB, 5.00%, 3/01/14	360	365,477
Louisiana Offshore Terminal Authority RB (Loop LLC Project) Series 2013B VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 11/07/13 (c)	8,400	8,400,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.05%, 11/01/13 (c)	12,100	12,100,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.07%, 11/07/13 (c)	15,600	15,600,000

		48,795,477

Municipal Bonds	Par (000)	Value
Maryland — 2.9%
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 11/07/13 (c)	$3,305	$3,305,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 11/07/13 (c)	1,675	1,675,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 11/07/13 (c)	2,775	2,775,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 11/07/13 (c)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 11/07/13 (c)	9,000	9,000,000
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 11/07/13 (c)	2,615	2,615,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 11/07/13 (c)	1,400	1,400,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 11/07/13 (c)	1,885	1,885,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 11/07/13 (c)	4,195	4,195,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 11/07/13 (c)	9,425	9,425,000

		44,675,000
Massachusetts — 2.6%
Bourne Township GO (Municipal Purpose Loan Project) Series 2012 MB, 2.00%, 12/15/13	600	601,224
Cambridge GO (Municipal Purpose Loan Project) Series 2004 MB, 3.30%, 1/01/14	690	693,501
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.17%, 5/29/14 (c)	2,000	2,000,000
Massachusetts Department of Transportation RB (Contract Assistance Project) Series 2010A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 11/07/13 (c)	12,000	12,000,000
Massachusetts Health & Educational Facilities Authority RB (Baystate Medical Center Project) Series 2009G VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 11/01/13 (c)	10,600	10,600,000
Massachusetts Health & Educational Facilities Authority RB (Baystate Medical Center Project) Series 2009K VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 11/01/13 (c)	5,700	5,700,000
Melrose GO Series 2013 BAN, 1.00%, 11/14/14	4,700	4,736,472
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.17%, 5/29/14 (c)	2,615	2,615,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	39

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Waltham GO (Municipal Purpose Loan Project) Series 2012 MB, 3.00%, 2/01/14	$960	$966,689

		39,912,886
Michigan — 0.9%
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN 7 Month Window, 0.14%, 5/29/14 (c)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window, 0.14%, 5/29/14 (c)	4,520	4,520,000
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 11/07/13 (c)	4,585	4,585,000

		14,305,000
Mississippi — 2.6%
Mississippi Business Finance Corp. Gulf Opportunity Zone IDRB (Chevron USA, Inc. Project) Series 2007A VRDN (Chevron Corp. Guaranty), 0.07%, 11/01/13 (c)	25,250	25,250,000
Mississippi Business Finance Corp. RB (Chevron USA Project) Series 2011B VRDN (Chevron Corp. Guaranty), 0.07%, 11/01/13 (c)	4,840	4,840,000
Mississippi Business Finance Corporation RB (Chevron USA, Inc. Project) Series 2010K VRDN, 0.07%, 11/01/13 (c)	10,000	10,000,000
Rankin County School District GO (Limited Tax Notes Project) Series 2013 MB, 2.25%, 8/01/14	560	568,045

		40,658,045
Missouri — 0.6%
Missouri Regional Convention & Sports Complex Authority RB (Convention & Sports Facilities Project) Series 2013A MB, 2.00%, 8/15/14	1,840	1,865,319
St. Louis General Fund GO Series 2013 TRAN, 2.00%, 5/30/14	6,900	6,971,824
University of Missouri RB (System Facilities Project) Series 2006A MB, 4.00%, 11/01/13	120	120,000

		8,957,143
Multi-State — 0.1%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.18%, 11/07/13 (a)(b)(c)	1,600	1,600,000
Nevada — 1.2%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	18,900	19,107,079
New Jersey — 0.8%
Morris County GO Series 2012B MB, 1.00%, 12/15/13	700	700,630
New Jersey RB Municipal Trust Receipts Floaters Series 2013-837 VRDN (Bank of America N.A. Guaranty, Bank of America N.A. SBPA), 0.10%, 11/07/13 (a)(b)(c)	2,260	2,260,000
New Jersey RB Municipal Trust Receipts Floaters Series 2013-838 VRDN (Bank of America N.A. Credit Agreement, Bank of America N.A. SBPA), 0.14%, 11/07/13 (a)(b)(c)	9,080	9,080,000

		12,040,630

Municipal Bonds	Par (000)	Value
New York — 9.1%
Metropolitan Transportation Authority RB Series 2003B MB, 5.25%, 11/15/13	$10,000	$10,019,600
New York City GO Series 2011D-3 VRDN (The Bank of New York Mellon Corp. LOC), 0.07%, 11/01/13 (c)	30,000	30,000,000
New York City GO Series 2012G-5 VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 11/01/13 (c)	2,650	2,650,000
New York City GO Series 2012G-6 VRDN (Mizuho Corporate Bank Ltd. LOC), 0.08%, 11/01/13 (c)	30,000	30,000,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 11/07/13 (c)	1,100	1,100,000
New York City Housing Development RB Series 2013C Mandatory Put Bonds, 0.20%, 6/27/14 (c)	5,550	5,550,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 11/01/13 (c)	4,000	4,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.07%, 11/01/13 (c)	18,165	18,165,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.05%, 11/01/13 (c)	17,700	17,700,000
New York City Transitional Finance Authority Future Tax Secured RB Series 2002C-5 VRDN (Bank of America N.A. SBPA), 0.07%, 11/01/13 (c)	13,270	13,270,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.13%, 11/07/13 (a)(b)(c)	7,500	7,500,000

		139,954,600
North Carolina — 3.4%
Brunswick County RB Series 2012 MB, 2.00%, 4/01/14	500	503,827
Buncombe County GO Series 2009A MB, 3.00%, 12/01/13	325	325,741
Charlotte GO Series 2013B MB, 2.00%, 1/01/14	3,325	3,335,262
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.10%, 11/07/13 (a)(b)(c)	7,105	7,105,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1165 VRDN (Bank of America N.A. SBPA), 0.13%, 11/07/13 (a)(b)(c)	3,320	3,320,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007A MB, 5.00%, 1/15/14	500	504,854
Dare County RB Series 2012D MB, 2.00%, 6/01/14	1,390	1,404,848
Greensboro Combined Water & Sewer System RB Series 2012A MB, 4.00%, 6/01/14	545	556,761
Greensboro GO (Public Improvements Project) Series 2008A MB, 5.00%, 2/01/14	270	273,188
Guilford County GO Series 2011 MB, 4.00%, 10/01/14	1,000	1,034,816
Mecklenburg County COP Series 2013A MB, 0.12%, 2/01/14 (c)	3,000	3,000,000

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.18%, 5/29/14 (c)	$8,435	$8,435,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.09%, 11/07/13 (c)	2,775	2,775,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.07%, 11/07/13 (c)	700	700,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 1997 VRDN (TD Bank N.A. LOC), 0.06%, 11/07/13 (c)	320	320,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.06%, 11/07/13 (c)	480	480,000
North Carolina GO (Public Improvements Project) Series 2004A MB, 4.50%, 3/01/14	500	507,093
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.09%, 11/07/13 (c)	2,855	2,855,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.09%, 11/07/13 (c)	1,600	1,600,000
North Carolina RB (State Grant Antic Vehicle Project) Series 2009 MB, 5.00%, 3/01/14	885	898,771
Pitt County COP (School Facilities Project) Series 2004B MB, 5.00%, 4/01/14	765	780,118
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.07%, 11/07/13 (c)	7,000	7,000,000
Raleigh GO Series 2009D MB, 4.00%, 12/01/13	400	401,241
Raleigh RB Series 2009 VRDN 7 Month Window, 0.18%, 5/29/14 (c)	3,750	3,750,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.06%, 11/07/13 (c)	1,000	1,000,000

		52,866,520
Ohio — 1.6%
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.08%, 11/07/13 (c)	485	485,000
Cleveland Municipal School District GO Series 2004 MB (AGM Insurance), 5.00%, 6/01/14	3,625	3,726,467
Columbus GO Series 2006A MB, 5.00%, 12/15/13	335	336,928
Lucas County GO (Various Purpose Improvements Project) Series 2013, 1.00%, 7/16/14	1,380	1,386,967
Montgomery County RB (Catholic Health Initiatives Project) Series 2008D-2 MB, 5.25%, 11/12/13	4,310	4,316,524
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.08%, 11/07/13 (c)	600	600,000
Ohio GO (Higher Education Project) Series 2006B MB, 5.00%, 11/01/13	450	450,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 11/01/13 (c)	7,000	7,000,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligations Project) Series 2013A-2 MB, 0.11%, 1/01/14 (c)	$2,000	$2,000,000
Ohio State University RB Series 2010A MB, 4.00%, 12/01/13	155	155,485
Ohio Water Development Authority Water Pollution Control RB (Loan Fund State Match Project) Series 2013 BAN, 2.00%, 12/01/13	4,000	4,006,146

		24,463,517
Oklahoma — 2.4%
Oklahoma Development Finance Authority RB (Integris Baptist Medical Center, Inc., Integris South Oklahoma Hospital Corp., Integris Rural Health, Inc. Project) Series 2007A-3 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.15%, 11/01/13 (c)	28,000	28,000,000
Oklahoma Turnpike Authority RB Series 2011A MB, 5.00%, 1/01/14	560	564,415
Tulsa IDA RB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.10%, 11/07/13 (a)(b)(c)	8,092	8,092,000

		36,656,415
Pennsylvania — 4.3%
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 11/01/13 (c)	35,000	35,000,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 11/07/13 (c)	10,450	10,450,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 11/07/13 (c)	4,175	4,175,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank PLC LOC), 0.08%, 11/07/13 (c)	11,600	11,600,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 11/07/13 (c)	4,850	4,850,000

		66,075,000
Rhode Island — 0.3%
North Kingstown GO Series 2013-1 BAN, 1.25%, 4/23/14	5,170	5,194,564
South Carolina — 2.7%
Beaufort County School District GO (School Improvements Project) Series 2007C MB, 6.50%, 3/01/14	660	673,701
Charleston County School District GO Series 2013 MB (South Carolina School District Insurance), 1.50%, 3/01/14	35,385	35,531,140
Lexington County GO Series 2010 MB, 4.00%, 2/01/14	1,000	1,009,437
Richland County School District No. 1 GO Series 2013, 1.00%, 2/28/14	4,170	4,180,484

		41,394,762

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	41

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee — 3.5%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.09%, 11/07/13 (c)	$1,500	$1,500,000
Knox County GO Series 2012 MB, 4.00%, 4/01/14	200	203,131
Memphis GO Series 2013A TECP (Mizuho Corporate Bank Ltd. Credit Agreement), 0.11%, 1/08/14	30,000	30,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN 7 Month Window, 0.14%, 5/29/14 (c)	18,095	18,095,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.14%, 11/07/13 (c)	4,170	4,170,000
Oak Ridge GO Series 2013 MB, 2.00%, 6/01/14	700	706,990

		54,675,121
Texas — 8.3%
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 11/07/13 (a)(b)(c)	3,500	3,500,000
College Station GO Series 2012 MB, 3.00%, 2/15/14	1,205	1,214,636
Garland Water & Sewer System RB Series 2011A MB, 3.00%, 3/01/14	800	807,515
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-2 VRDN, 0.08%, 11/01/13 (c)	2,100	2,100,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Health System Project) Series 2005A VRDN (JPMorgan Chase Bank N.A. SBPA, Wells Fargo Bank N.A. SBPA), 0.11%, 11/07/13 (c)	7,590	7,590,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 11/07/13 (a)(b)(c)	9,040	9,040,000
Lower Neches Valley Authority RB (Chevron USA, Inc. Project) Series 1987 Mandatory Put Bonds, 0.15%, 2/17/14 (c)	11,660	11,660,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.10%, 11/07/13 (c)	24,300	24,300,000
Port of Port Arthur Navigation District PCRB (Motiva Enterprises Project) Series 2010 VRDN, 0.09%, 11/01/13 (c)	12,400	12,400,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN, 0.10%, 11/07/13 (c)	1,500	1,500,000
San Antonio Electric and Gas Systems Series 2013A TECP (JPMorgan Chase Bank N.A. Guaranty), 0.15%, 1/07/14	20,000	20,000,000
San Antonio Water System RB Eagle Trust Receipts Series 2005A VRDN (Citibank N.A. SBPA), 0.10%, 11/07/13 (a)(b)(c)	10,550	10,550,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.10%, 11/07/13 (a)(b)(c)	5,795	5,795,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Tarrant County GO (Refunding and Improvement Limited Tax Project) Series 2013 MB, 1.00%, 7/15/14	$1,080	$1,086,144
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. SBPA), 0.08%, 11/07/13 (a)(b)(c)	5,700	5,700,000
Texas Industrial Development Corp. RB (NRG Energy, Inc. Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.10%, 11/07/13 (c)	2,600	2,600,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 11/07/13 (a)(b)(c)	9,045	9,045,000

		128,888,295
Utah — 0.3%
Weber County Hospital RB (IHC Health Services, Inc. Project) Series 2000B VRDN (U.S. Bank N.A. SBPA), 0.07%, 11/07/13 (c)	5,000	5,000,000
Virginia — 1.7%
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.08%, 11/07/13 (c)	1,720	1,720,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.16%, 5/29/14 (c)	6,905	6,905,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 11/01/13 (c)	3,725	3,725,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 11/01/13 (c)	11,375	11,375,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2004A MB, 5.00%, 2/01/14	800	814,392
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.08%, 11/07/13 (a)(b)(c)	1,800	1,800,000

		26,339,392
Washington — 2.2%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.08%, 11/07/13 (a)(b)(c)	11,345	11,345,000
Everett Water & Sewer Revenue RB Series 2013 MB, 3.00%, 12/01/13	600	601,350
King County Sewer Series 2013A TECP (Bayerische Landesbank Girozentrale SBPA):
0.15%, 11/07/13	10,170	10,170,000
0.15%, 2/06/14	11,110	11,110,000

		33,226,350
Wisconsin — 5.5%
Kenosha County GO Series 2013B MB, 2.00%, 6/01/14	510	515,334
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.14%, 5/29/14 (c)	5,800	5,800,000

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (concluded)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.07%, 11/07/13 (c)	$4,280	$4,280,000
Wisconsin Petroleum Inspection Fee GO Series 2013 TECP, 0.16%, 12/04/13	13,500	13,500,000
Wisconsin Series 2008 TECP, 0.14%, 2/11/14	31,000	31,000,000
Wisconsin Series 2013 TECP, 0.12%, 11/06/13	29,760	29,760,000

		84,855,334
Total Municipal Bonds — 102.8%		1,587,380,283

Closed-End Investment Companies (a)(c)	Par (000)	Value
New York — 0.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.17%, 11/07/13	$1,800	$1,800,000
Total Investments (Cost $1,589,180,283*) — 102.9%		1,589,180,283
Liabilities in Excess of Other Assets — (2.9)%		(44,613,204)

Net Assets — 100.0%		$1,544,567,079

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,589,180,283	—	$1,589,180,283

1 See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $710,920 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	43

Schedule of Investments October 31, 2013	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 88.2%
Anaheim Redevelopment Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 11/07/13 (a)(b)(c)	$3,285	$3,285,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.11%, 11/07/13 (a)(b)(c)	1,750	1,750,000
California Community College Financing Authority RB Series 2013B RAN, 2.00%, 6/30/14	3,600	3,640,712
California Department of Water Resources RB Series 2010M MB, 5.00%, 5/01/14	1,200	1,228,937
California GO (Daily Kindergarten University Project) Series 2004B-1 VRDN (Citibank N.A. LOC), 0.05%, 11/01/13 (c)	7,600	7,600,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.11%, 11/07/13 (a)(b)(c)	17,030	17,030,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.11%, 11/07/13 (a)(b)(c)	4,000	4,000,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.16%, 5/29/14 (c)	3,000	3,000,000
California Health Facilities Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.10%, 11/07/13 (a)(b)(c)	7,000	7,000,000
California Health Facilities Financing Authority RB SPEARS (Dignity Health Project) Series 2012-DBE-1083 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 11/07/13 (a)(b)(c)	3,000	3,000,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009A VRDN (Mizuho Corporate Bank Ltd. LOC), 0.05%, 11/01/13 (c)	4,600	4,600,000
California Municipal Finance Authority RB (Chevron USA, Inc. Recovery Zone Project) Series 2010 VRDN, 0.03%, 11/01/13 (c)	4,345	4,345,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.12%, 11/07/13 (c)	1,200	1,200,000
California Pollution Control Financing Authority PCRB (Air Product & Chemical Project) Series 1997B VRDN, 0.07%, 11/01/13 (c)	7,200	7,200,000
California RB Series 2013A-1 RAN, 2.00%, 5/28/14	200	202,048
California RB Series 2013A-2 RAN, 2.00%, 6/23/14	1,800	1,820,531
California School Cash Reserve Program Authority RB Series 2013A, 2.00%, 4/01/14	1,000	1,006,795
California School Cash Reserve Program Authority RB Series 2013B, 2.00%, 6/02/14	400	403,831
California School Cash Reserve Program Authority RB Series 2013G, 2.00%, 5/01/14	100	100,878

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide University Revenue Authority RB Series 2005C MB, 5.00%, 11/01/13	$625	$625,000
Contra Costa Water District RB Series 2012A TECP, 0.13%, 11/05/13	2,600	2,600,000
Corona-Norco Unified School District GO Series 2013 TRAN, 2.00%, 12/31/13	600	601,743
East Bay Municipal Utility District RB Series 2009A-1 Mandatory Put Bonds, 0.08%, 12/03/13 (c)	1,200	1,200,000
East Bay Municipal Utility District Water Authority Series 2013E TECP, 0.13%, 2/04/14	4,600	4,600,000
East Bay Municipal Utility District Water System RB Series 2013 TECP, 0.14%, 11/05/13 (a)	6,000	6,000,000
Eastern Municipal Water District RB Series 2012A Mandatory Put Bonds, 0.08%, 6/12/14 (c)	3,600	3,600,000
Eastern Municipal Water District RB Series 2013A Mandatory Put Bonds, 0.09%, 7/03/14 (c)	2,500	2,500,000
Elsinore Valley Municipal Water District COP Series 2011A VRDN (Union Bank N.A. LOC), 0.09%, 11/07/13 (c)	5,010	5,010,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.16%, 11/07/13 (a)(b)(c)	1,000	1,000,000
Los Angeles County GO Series 2013B TRAN, 2.00%, 6/30/14	2,400	2,428,987
Los Angeles County Schools Pooled Financing Program RB Series 2013A-3 TRAN, 2.00%, 2/01/14	700	703,109
Los Angeles County Schools Pooled Financing Program RB Series 2013A-4 TRAN, 2.00%, 2/28/14	500	502,832
Los Angeles County Schools Pooled Financing Program RB Series 2013C-3, 2.00%, 12/31/13	500	501,399
Los Angeles County Schools Pooled Financing Program RB Series 2013C-5, 2.00%, 11/29/13	600	600,811
Los Angeles County Schools RB (Pooled Transit Project) Series 2012B-3 TRAN, 2.00%, 11/29/13	1,200	1,201,484
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.04%, 11/07/13 (c)	5,300	5,300,000
Los Angeles Department of Water & Power Waterworks RB Series 2001B-2 VRDN (Royal Bank of Canada SBPA), 0.05%, 11/01/13 (c)	2,000	2,000,000
Los Angeles Water & Power RB Series 2002A-4 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 11/07/13 (c)	4,700	4,700,000
Metropolitan Water District of Southern California RB Series 2004A-2 VRDN (U.S. Bank N.A. SBPA), 0.06%, 11/07/13 (c)	1,000	1,000,000
Metropolitan Water District of Southern California RB Series 2009A-2 Mandatory Put Bonds, 0.08%, 3/24/14 (c)	3,000	3,000,000
Riverside County Transportation Commission RB Series 2013A ROC-RR-II-R-14064 VRDN (Citibank N.A. SBPA), 0.09%, 11/07/13 (a)(b)(c)	500	500,000
Sacramento County Sanitation District Financing Authority RB Series 2008D VRDN (Morgan Stanley Bank LOC), 0.07%, 11/01/13 (c)	2,000	2,000,000

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (concluded)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Sacramento Municipal Utility District RB SPEARS Series 2013A-DBE-1186 VRDN (Deutsche Bank A.G. SBPA), 0.13%, 11/07/13 (a)(b)(c)	$1,000	$1,000,000
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC), 0.08%, 11/07/13 (c)	1,500	1,500,000
San Diego County & School District RB Series 2013B-2 TRAN, 2.00%, 4/30/14	1,400	1,412,267
San Diego Public Facilities Financing Authority RB Series 2009B MB, 5.00%, 5/15/14	700	717,519
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 11/07/13 (a)(b)(c)	545	545,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 11/07/13 (a)(b)(c)	550	550,000

Municipal Bonds	Par (000)	Value
California (concluded)
Santa Clara County Financing Authority RB (Lease Revenue Capital Project) Series 2012 MB, 4.00%, 2/01/14	$200	$201,895
Santa Clara Unified School District GO Series 2013 TRAN, 1.50%, 6/30/14	3,100	3,126,539
Santa Clara Valley Water District COP Series 2012A MB, 4.00%, 2/01/14	400	403,755
University of California RB PUTTERS Series 2013AI-4401 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.11%, 11/07/13 (a)(c)	500	500,000
University of California RB Series 2013AL-4 VRDN, 0.03%, 11/07/13 (c)	1,600	1,600,000
William S. Hart Union High School District GO (2008 Election Project) Series 2013C MB, 2.00%, 8/01/14	100	101,310
Total Investments (Cost $136,247,382*) — 88.2%		136,247,382
Other Assets Less Liabilities — 11.8%		18,290,606

Net Assets — 100.0%		$154,537,988

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$136,247,382	—	$136,247,382

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $18,127,169 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	45

Schedule of Investments October 31, 2013	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 94.0%
Albany County GO Series 2010 MB, 4.00%, 11/15/13	$100	$100,139
Arlington Central School District GO Series 2012 BAN, 1.00%, 11/15/13	305	305,070
Beekmantown Central School District GO Series 2013 BAN, 1.00%, 5/01/14	460	461,363
Brentwood Union Free School District GO Series 2013 MB, 0.75%, 1/15/14	340	340,332
Central Islip Union Free School District GO Series 2013 BAN, 1.00%, 9/12/14	1,320	1,327,940
Clarkstown GO Series 2010 MB, 4.00%, 5/15/14	100	101,933
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.08%, 11/07/13 (a)	5,800	5,800,000
Commack Union Free School District GO Series 2013 MB, 1.00%, 9/01/14	90	90,523
Dutchess County GO (Highway Improvements Project) Series 2010 MB, 3.00%, 12/01/13	160	160,353
East Syracuse-Minoa Central School District GO Series 2011 MB, 4.00%, 12/15/13	100	100,442
East Williston Union Free School District GO Series 2013 TAN, 1.00%, 6/26/14	800	803,585
Elwood Union Free School District GO Series 2012 MB, 2.00%, 12/01/13	100	100,135
Erie County Fiscal Stability Authority RB (Sales & State Aid Project) Series 2011B MB, 3.00%, 12/01/13	100	100,219
Erie County Fiscal Stability Authority RB Series 2013A BAN, 1.00%, 7/31/14	2,120	2,131,792
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.10%, 11/07/13 (a)	1,000	1,000,000
Hyde Park Central School District GO Series 2013 BAN, 0.75%, 6/26/14	1,480	1,484,017
Islip GO (Public Improvement Project) Series 2009A MB, 5.00%, 1/15/14	150	151,421
La Grange GO Series 2013B BAN, 1.00%, 3/28/14	1,080	1,082,227
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank SBPA), 0.10%, 11/07/13 (a)(b)(c)	1,000	1,000,000
Long Island Power Authority RB Series 1998-1B VRDN (State Street Bank & Trust Co. LOC), 0.07%, 11/01/13 (a)	2,800	2,800,000
Mattituck-Cutchogue Union Free School District GO Series 2013 TAN, 1.00%, 6/27/14	400	401,898
Met Transportation Authority RB SPEARS (Transportation Project) Series 2013DBE-1177 VRDN (Deutsche Bank A.G. Guarantee, Deutsche Bank A.G. SBPA), 0.13%, 11/07/13 (a)(b)(c)	1,250	1,250,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.08%, 11/07/13 (a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.06%, 11/07/13 (a)	95	95,000
Middle Country School District at Centereach GO Series 2013 BAN, 1.00%, 8/15/14	250	251,252
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 11/07/13 (a)	2,210	2,210,000

Municipal Bonds	Par (000)	Value
New York (continued)
New Rochelle GO Series 2013C BAN, 1.00%, 3/07/14	$335	$335,463
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.12%, 11/07/13 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.12%, 11/07/13 (a)	2,875	2,875,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.12%, 11/07/13 (a)	4,070	4,070,000
New York City GO Series 2004H-4 VRDN (The Bank of New York Mellon Corp. LOC), 0.07%, 11/01/13 (a)	2,200	2,200,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.07%, 11/07/13 (a)	6,000	6,000,000
New York City GO Series 2008L-4 VRDN (U.S. Bank N.A. LOC), 0.07%, 11/01/13 (a)	900	900,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 11/01/13 (a)	4,600	4,600,000
New York City Housing Development Corp. RB Series 2012K-2 VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 11/07/13 (a)	6,365	6,365,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 11/01/13 (a)	5,000	5,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.07%, 11/01/13 (a)	6,000	6,000,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2005A VRDN (State Street Bank & Trust Co. SBPA), 0.08%, 11/01/13 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2010DD-2 VRDN (The Bank of New York Mellon Corp. SBPA), 0.04%, 11/01/13 (a)	400	400,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. SBPA), 0.12%, 11/07/13 (a)(b)(c)	1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.05%, 11/01/13 (a)	3,500	3,500,000
New York City Trust for Cultural Resources RB (Lincoln Center Project) Series 2008A-2 VRDN (The Bank of New York Mellon Corp. LOC), 0.06%, 11/01/13 (a)	1,500	1,500,000
New York City Water & Sewer System RB Series 2009FF-1 MB, 3.00%, 6/15/14	100	101,621
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 11/07/13 (a)	300	300,000
New York Dormitory Authority RB (General Purpose Project) Series 2011C MB, 4.00%, 3/15/14	100	101,367
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.07%, 11/07/13 (a)	3,500	3,500,000

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.09%, 11/07/13 (a)(b)(c)	$7,000	$7,000,000
New York Dormitory Authority RB Series 2010 ROC-RR-II-R-11843 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.09%, 11/07/13 (a)(b)(c)	1,100	1,100,000
New York GO Municipal Trust Receipts Floaters Series 2013-3320 VRDN (Credit Suisse A.G. SBPA), 0.08%, 11/07/13 (a)(b)(c)	1,700	1,700,000
New York GO Series 2009A MB, 5.00%, 2/15/14	125	126,675
New York Housing Finance Agency RB (160 West 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 11/07/13 (a)	3,000	3,000,000
New York Housing Finance Agency RB (388 Bridge Street Housing Project) Series 2012A VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 11/07/13 (a)	300	300,000
New York Housing Finance Agency RB (West 29th Street Housing Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 11/07/13 (a)	1,100	1,100,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.13%, 11/07/13 (a)	2,000	2,000,000
New York State Dormitory Authority RB (Cornell University Project) Series 2010B MB, 5.00%, 7/01/14	100	103,068
New York State Dormitory Authority RB (Memorial Sloan Kettering Project) Series 2008A-2 MB, 5.00%, 7/01/14	330	340,233
New York State Dormitory Authority RB (NYU Project) Series 2012A MB, 2.50%, 7/01/14	130	131,834
New York State Dormitory Authority RB (State University Educational Facilities Project) Series 2005A MB, 4.00%, 5/15/14	350	356,685
New York State Dormitory Authority RB Series 2010A MB, 4.00%, 2/15/14	130	131,379
New York State Housing Finance Agency RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/07/13 (a)	2,000	2,000,000
New York State Thruway Authority RB (Bridge Service Contract Project) Series 2008 MB, 5.00%, 4/01/14	100	101,930
New York State Thruway Authority RB (Highway Improvements Project) Series 2010A MB, 4.00%, 4/01/14	135	137,063
New York State Thruway Authority RB (Local Highway & Bridge Project) Series 2009 MB:
3.00%, 4/01/14	100	101,097
5.00%, 4/01/14	275	280,319
New York State Thruway Authority RB (Local Highway & Bridge Project) Series 2012A MB, 4.00%, 4/01/14	100	101,503
New York State Thruway Authority RB (Transportation Project) Series 2009A MB, 3.50%, 3/15/14	100	101,171
New York State Thruway Authority RB PUTTERS Series 2005G-3507 VRDN (AGM Insurance, Bank of America N.A. SBPA), 0.23%, 11/07/13 (a)(b)(c)	600	600,000
New York State Thruway Authority RB Series 2008B MB, 5.00%, 4/01/14	100	101,938
New York State Thruway Authority RB Series 2012A MB, 5.00%, 4/01/14	170	173,261

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2003A-1 MB, 4.00%, 12/15/13	$100	$100,444
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2008A-1 MB, 5.00%, 12/15/13	100	100,563
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2009A-1 MB, 3.00%, 12/15/13	100	100,324
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2009B-1 MB, 3.50%, 3/15/14	100	101,164
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2011A MB, 5.00%, 3/15/14	100	101,726
New York Tollway Authority RB Municipal Trust Receipts Floaters Series 2006-1427 VRDN (Morgan Stanley Bank Liquidity Agreement), 0.65%, 11/07/13 (a)(b)(c)	1,120	1,120,000
New York Tollway Authority RB Series 2006A MB, 5.00%, 4/01/14	100	101,947
North Babylon Union Free School District GO Series 2013 TAN, 0.75%, 2/14/14	800	801,069
Orchard Park Central School District GO Series 2012A BAN, 1.00%, 12/13/13	1,700	1,701,305
Patchogue-Medford Union Free School District GO Series 2013 TAN (State Aid Withholding Insurance), 1.00%, 6/20/14	1,200	1,205,163
Pleasantville Union Free School District GO Series 2011 MB, 3.00%, 11/01/13	65	65,000
Port Authority of New York & New Jersey RB (Consolidated One Hundred Fifty-Fourth Project) Series 2009 MB, 5.00%, 9/01/14	40	41,539
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 11/07/13 (a)	1,200	1,200,000
Rocky Point Union Free School District GO Series 2013 TAN, 0.75%, 6/26/14	800	802,333
Rye Neck Unified Free School District GO Series 2013 BAN, 1.00%, 5/15/14	710	712,378
Smithtown Central School District GO Series 2004 MB, 4.00%, 11/01/13	90	90,000
South Colonie Central School District GO Series 2013 BAN, 1.00%, 7/18/14	755	758,198
South Country Central School District of Brookhaven GO Series 2013 TAN, 0.75%, 6/26/14	1,100	1,103,065
Sweet Home Central School District of Amherst GO Series 2013 TAN, 0.75%, 11/14/13	1,000	1,000,119
Tomkins County GO Series 2013 BAN, 1.00%, 7/15/14	1,000	1,004,608
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.13%, 11/07/13 (a)(b)(c)	700	700,000
Triborough Bridge & Tunnel Authority RB Series 2003B-2 VRDN (CalSTRS LOC), 0.07%, 11/07/13 (a)	2,000	2,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2B VRDN (CalSTRS LOC), 0.07%, 11/01/13 (a)	2,300	2,300,000
Triborough Bridge & Tunnel Authority RB Series 2008B-1 MB, 5.00%, 11/15/13	550	550,984
Triborough Bridge & Tunnel Authority RB Series 2011A MB, 4.00%, 1/01/14	85	85,519
Triborough Bridge & Tunnel Authority RB Series 2013 MB, 5.13%, 11/15/13	100	100,183

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	47

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Valley Central School District of Montgomery GO Series 2013 BAN, 1.00%, 2/20/14	$1,250	$1,252,497
Yonkers IDA RB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 11/07/13 (a)	6,050	6,050,000
Total Municipal Bonds — 94.0%		124,836,376

Closed-End Investment Companies (a)(b)	Par (000)	Value
New York — 5.0%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.17%, 11/07/13	$6,700	$6,700,000
Total Investments (Cost $131,536,376*) — 99.0%		131,536,376
Other Assets Less Liabilities — 1.0%		1,293,753

Net Assets — 100.0%		$132,830,129

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$131,536,376	—	$131,536,376
[1] See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of October 31, 2013, cash of $100,268 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2013.

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Statements of Assets and Liabilities

October 31, 2013	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets
Investments at value — unaffiliated[1]	$252,659,934	$6,582,118,367	$2,453,779,663	$44,144,026,129	$6,732,691,944
Repurchase agreements at value — affiliated[2]	—	12,000,000	—	—	—
Repurchase agreements at value — unaffiliated[3]	—	6,033,320,000	643,160,000	4,031,825,000	10,392,721,000
Cash	12,760	371,528,131	195,816	—	444,517,982
Investments sold receivable	—	—	14,986,580	199,820,656	—
Interest receivable	45,771	1,409,669	963,866	13,425,593	3,408,527
Receivable from Manager	3,268	—	—	—	—
Prepaid expenses	24,111	50,819	54,204	178,922	64,037

Total assets	252,745,844	13,000,426,986	3,113,140,129	48,389,276,300	17,573,403,490

Liabilities
Bank overdraft	—	—	—	25,029,257	—
Income dividends payable	2,039	35,187	66,480	713,438	72,513
Professional fees payable	33,309	138,829	74,393	392,586	151,369
Custodian fees payable	2,966	87,535	19,735	224,317	120,537
Transfer agent fees payable	4,964	123,254	44,075	554,259	127,559
Officer’s and Trustees’ fees payable	1,696	16,261	7,195	73,791	18,635
Registration fees payable	140	4	70,883	42,021	33,580
Service and distribution fees payable	65	—	22,227	244,854	—
Management fees payable	—	869,274	401,041	7,092,712	742,802
Other accrued expenses payable	2,497	18,585	26,788	51,076	20,965

Total liabilities	47,676	1,288,929	732,817	34,418,311	1,287,960

Net Assets	$252,698,168	$12,999,138,057	$3,112,407,312	$48,354,857,989	$17,572,115,530

Net Assets Consist of
Paid-in capital	$252,686,641	$12,998,784,261	$3,111,983,319	$48,351,209,133	$17,570,936,380
Undistributed net investment income	583	98	39,403	18,582	—
Undistributed net realized gain	10,944	353,698	384,590	3,630,274	1,179,150

Net Assets	$252,698,168	$12,999,138,057	$3,112,407,312	$48,354,857,989	$17,572,115,530

[1] Investments at cost — unaffiliated	$252,659,934	$6,582,118,367	$2,453,779,663	$44,144,026,129	$6,732,691,944
[2] Repurchase agreements at cost — affiliated	—	$12,000,000	—	—	—
[3] Repurchase agreements at cost — unaffiliated	—	$6,033,320,000	$643,160,000	$4,031,825,000	$10,392,721,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	49

Statements of Assets and Liabilities (continued)

October 31, 2013	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Net Asset Value
Institutional
Net assets	$235,348,785	$12,265,686,442	$2,647,716,669	$42,517,741,207	$15,448,263,633

Shares outstanding[4]	235,338,630	12,265,353,437	2,647,355,980	42,514,534,211	15,447,227,001

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$15,060,781	$593,574,476	$464,690,643	$2,300,509,216	$855,847,238

Shares outstanding[4]	15,060,131	593,557,483	464,627,339	2,300,334,096	855,789,807

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	—	$2,946,651	—	$231,803,578	$1,002,043,584

Shares outstanding[4]	—	2,946,571	—	231,786,095	1,001,976,343

Net asset value	—	$1.00	—	$1.00	$1.00

Cash Reserve
Net assets	—	$4,862,909	—	$15,030,654	—

Shares outstanding[4]	—	4,862,777	—	15,029,520	—

Net asset value	—	$1.00	—	$1.00	—

Administration
Net assets	$2,288,602	$12,270,756	—	$2,740,630,908	$4

Shares outstanding[4]	2,288,503	12,270,423	—	2,740,424,203	4

Net asset value	$1.00	$1.00	—	$1.00	$1.00

Select
Net assets	—	$111,589,114	—	$514,918,151	$214,156,163

Shares outstanding[4]	—	111,586,085	—	514,879,314	214,141,792

Net asset value	—	$1.00	—	$1.00	$1.00

Private Client
Net assets	—	$7,729,138	—	$16,524,401	—

Shares outstanding[4]	—	7,728,928	—	16,523,155	—

Net asset value	—	$1.00	—	$1.00	—

Premier
Net assets	—	$478,571	—	$17,699,874	$51,804,908

Shares outstanding[4]	—	478,558	—	17,698,539	51,801,432

Net asset value	—	$1.00	—	$1.00	$1.00

[4]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Statements of Assets and Liabilities (continued)

October 31, 2013	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets
Investments at value[1]	$7,331,909,259	$232,167,441	$1,589,180,283	$136,247,382	$131,536,376
Cash	2,729	184,139	710,920	18,127,169	100,268
Investments sold receivable	—	—	—	—	1,100,007
Interest receivable	2,292,822	320,046	1,359,270	212,276	133,336
Receivable from Manager	—	85	—	9	2,684
Prepaid expenses	34,757	23,368	60,677	8,449	7,568

Total assets	7,334,239,567	232,695,079	1,591,311,150	154,595,285	132,880,239

Liabilities
Investments purchased payable	—	2,303,622	46,528,044	—	—
Income dividends payable	106	1,557	19,237	1,195	1,032
Management fees payable	114,060	21,930	94,703	1,376	3,133
Professional fees payable	86,088	40,535	47,075	35,288	33,987
Transfer agent fees payable	61,695	5,926	30,785	6,566	3,370
Custodian fees payable	35,982	827	10,897	3,034	4,487
Registration fees payable	17,542	8	8	4,617	14
Officer’s and Trustees’ fees payable	11,202	1,914	4,643	1,898	1,702
Other accrued expenses payable	8,976	6,617	8,679	3,323	2,385

Total liabilities	335,651	2,382,936	46,744,071	57,297	50,110

Net Assets	$7,333,903,916	$230,312,143	$1,544,567,079	$154,537,988	$132,830,129

Net Assets Consist of
Paid-in capital	$7,333,437,455	$230,301,766	$1,544,322,701	$154,523,917	$132,829,329
Undistributed net investment income	—	10,033	2,300	—	—
Undistributed net realized gain	466,461	344	242,078	14,071	800

Net Assets	$7,333,903,916	$230,312,143	$1,544,567,079	$154,537,988	$132,830,129

[1] Investments at cost	$7,331,909,259	$232,167,441	$1,589,180,283	$136,247,382	$131,536,376

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	51

Statements of Assets and Liabilities (concluded)

October 31, 2013	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Net Asset Value
Institutional
Net assets	$7,021,175,869	$189,270,583	$1,159,440,148	$136,074,164	$94,546,707

Shares outstanding[2]	7,020,729,288	189,222,335	1,159,121,153	136,060,795	94,507,182

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$191,695,285	$41,041,560	$58,831,616	$4,800,263	—

Shares outstanding[2]	191,683,099	41,031,098	58,815,430	4,799,791	—

Net asset value	$1.00	$1.00	$1.00	$1.00	—

Cash Management
Net assets	$12,942,250	—	$18,389,908	—	$21,079,251

Shares outstanding[2]	12,941,427	—	18,384,849	—	21,070,439

Net asset value	$1.00	—	$1.00	—	$1.00

Administration
Net assets	$108,090,512	—	$288,779,351	$2,312,908	$7,232,784

Shares outstanding[2]	108,083,641	—	288,699,900	2,312,681	7,229,760

Net asset value	$1.00	—	$1.00	$1.00	$1.00

Select
Net assets	—	—	$16,299,482	$6,384,888	$9,473,408

Shares outstanding[2]	—	—	16,294,998	6,384,261	9,469,457

Net asset value	—	—	$1.00	$1.00	$1.00

Private Client
Net assets	—	—	$1,786,908	$4,948,757	$265,892

Shares outstanding[2]	—	—	1,786,417	4,948,270	265,781

Net asset value	—	—	$1.00	$1.00	$1.00

Premier
Net assets	—	—	$1,039,666	$17,008	$232,087

Shares outstanding[2]	—	—	1,039,380	17,006	231,990

Net asset value	—	—	$1.00	$1.00	$1.00

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Statements of Operations

Year Ended October 31, 2013	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income
Interest — unaffiliated	$306,135	$19,545,519	$9,300,294	$129,956,300	$20,038,327
Interest — affiliated	—	28,788	—	135,766	—

Total investment income	306,135	19,574,307	9,300,294	130,092,066	20,038,327

Expenses
Management	689,899	26,576,781	9,654,627	90,617,859	34,440,671
Service and distribution — class specific	76,622	2,331,833	1,191,979	14,032,896	8,596,251
Professional	42,015	125,438	96,997	354,281	153,913
Registration	37,902	79,331	60,097	95,217	71,490
Transfer agent	20,010	476,391	147,416	1,930,829	522,097
Custodian	10,175	351,048	94,516	1,125,378	431,451
Officer and Trustees	6,625	165,670	40,750	664,966	224,996
Printing	5,535	36,083	15,183	120,631	49,817
Miscellaneous	35,786	195,695	98,685	662,171	262,169

Total expenses	924,569	30,338,270	11,400,250	109,604,228	44,752,855
Less management fees waived	(566,743)	(9,734,586)	(4,193,289)	(4,711,930)	(17,504,274)
Less service and distribution fees waived — class specific	(76,622)	(2,328,890)	(789,424)	(10,026,118)	(8,596,209)
Less expenses reimbursed by Manager	(1,397)	—	—	—	—

Total expenses after fees waived and/or reimbursed	279,807	18,274,794	6,417,537	94,866,180	18,652,372

Net investment income	26,328	1,299,513	2,882,757	35,225,886	1,385,955

Realized Gain
Net realized gain from Investments	10,944	336,727	384,590	3,292,448	1,291,978

Net Increase in Net Assets Resulting from Operations	$37,272	$1,636,240	$3,267,347	$38,518,334	$2,677,933

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	53

Statements of Operations (concluded)

Year Ended October 31, 2013	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income
Interest	$5,215,384	$564,202	$2,710,138	$282,124	$223,622

Expenses
Management	14,468,817	879,763	5,400,375	740,087	536,384
Service and distribution — class specific	816,854	120,422	685,096	279,276	239,512
Transfer agent	286,109	22,107	104,177	23,695	12,851
Custodian	157,953	11,008	42,995	8,640	7,600
Officer and Trustees	95,933	6,096	22,856	5,914	5,389
Professional	90,995	45,228	52,605	56,162	60,527
Registration	39,268	57,584	91,545	23,906	17,418
Printing	19,146	5,715	9,958	5,130	4,880
Miscellaneous	111,020	18,698	63,443	14,599	11,543

Total expenses	16,086,095	1,166,621	6,473,050	1,157,409	896,104
Less management fees waived	(10,056,116)	(578,043)	(3,406,610)	(619,478)	(450,264)
Less service and distribution fees waived — class specific	(816,854)	(101,569)	(651,401)	(277,914)	(237,111)
Less expenses reimbursed by Manager	—	—	—	—	(2,684)

Total expenses after fees waived and/or reimbursed	5,213,125	487,009	2,415,039	260,017	206,045

Net investment income	2,259	77,193	295,099	22,107	17,577

Realized Gain
Net realized gain from investments	466,468	566	244,788	14,071	800

Net Increase in Net Assets Resulting from Operations	$468,727	$77,759	$539,887	$36,178	$18,377

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012

Operations
Net investment income	$26,328	$18,624	$1,299,513	$1,218,917
Net realized gain	10,944	8,712	336,727	93,452

Net increase in net assets resulting from operations	37,272	27,336	1,636,240	1,312,369

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(23,155)	(17,370)	(1,239,359)	(1,183,276)
Dollar	(2,992)	(1,121)	(47,035)	(25,193)
Cash Management	—	—	(243)	(306)
Cash Reserve	—	—	(565)	(85)
Administration	(181)	(133)	(1,389)	(1,365)
Select	—	—	(9,818)	(7,118)
Private Client	—	—	(1,097)	(1,306)
Premier	—	—	(106)	(71)
Net realized gain:
Institutional	(5,617)	(15,264)	(90,123)	(351,428)
Dollar	(1,058)	(1,133)	(2,412)	(12,775)
Cash Management	—	(2)	(16)	(304)
Cash Reserve	—	—	(1)	(43)
Administration	(43)	(103)	(101)	(508)
Select	—	—	(760)	(3,055)
Private Client	—	—	(120)	(621)
Premier	—	—	(8)	(29)

Decrease in net assets resulting from dividends and distributions to shareholders	(33,046)	(35,126)	(1,393,153)	(1,587,483)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	52,038,107	(24,296,837)	834,766,039	(1,111,655,652)

Net Assets
Total increase (decrease) in net assets	52,042,333	(24,304,627)	835,009,126	(1,111,930,766)
Beginning of year	200,655,835	224,960,462	12,164,128,931	13,276,059,697

End of year	$252,698,168	$200,655,835	$12,999,138,057	$12,164,128,931

Undistributed net investment income, end of year	$583	$583	$98	$197

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	55

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012	2013	2012

Operations
Net investment income	$2,882,757	$5,523,262	$35,225,886	$57,998,473	$1,385,955	$1,750,546
Net realized gain	384,590	400,347	3,292,448	2,291,549	1,291,978	342,657

Net increase in net assets resulting from operations	3,267,347	5,923,609	38,518,334	60,290,022	2,677,933	2,093,203

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(2,796,328)	(5,460,292)	(34,560,130)	(56,725,734)	(1,228,879)	(1,569,850)
Dollar	(47,026)	(62,861)	(190,832)	(158,253)	(58,001)	(50,570)
Cash Management	—	—	(23,861)	(28,425)	(87,721)	(112,534)
Cash Reserve	—	—	(1,354)	(1,534)	—	—
Administration	—	(109)	(449,469)	(1,083,093)	(54)	(2,187)
Select	—	—	(225)	(462)	(9,408)	(16,233)
Private Client	—	—	(8)	(12)	—	—
Premier	—	—	(7)	(20)	(1,892)	(26)
Net realized gain:
Institutional	(396,397)	(359,028)	(2,255,959)	(3,086,009)	(332,109)	(107,131)
Dollar	(43,006)	(55,280)	(92,522)	(119,939)	(14,070)	(3,152)
Cash Management	—	—	(12,911)	(20,210)	(26,088)	(9,508)
Cash Reserve	—	—	(606)	(1,191)	—	—
Administration	—	(199)	(138,315)	(158,467)	(93)	(136)
Select	—	—	(25,228)	(38,190)	(2,234)	(800)
Private Client	—	—	(876)	(998)	—	—
Premier	—	—	(908)	(1,679)	—	(5)

Decrease in net assets resulting from dividends and distributions to shareholders	(3,282,757)	(5,937,769)	(37,753,211)	(61,424,216)	(1,760,549)	(1,872,132)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,062,343,391)	(642,268,508)	(56,265,604)	1,938,315,847	(2,131,882,780)	5,424,103,129

Net Assets
Total increase (decrease) in net assets	(1,062,358,801)	(642,282,668)	(55,500,481)	1,937,181,653	(2,130,965,396)	5,424,324,200
Beginning of year	4,174,766,113	4,817,048,781	48,410,358,470	46,473,176,817	19,703,080,926	14,278,756,726

End of year	$3,112,407,312	$4,174,766,113	$48,354,857,989	$48,410,358,470	$17,572,115,530	$19,703,080,926

Undistributed net investment income, end of year	$39,403	—	$18,582	$18,582	—	—

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012	2013	2012

Operations
Net investment income	$2,259	$1,539	$77,193	$240,490	$295,099	$590,433
Net realized gain	466,468	144,994	566	1,351	244,788	145,332

Net increase in net assets resulting from operations	468,727	146,533	77,759	241,841	539,887	735,765

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(2,126)	(1,447)	(75,788)	(240,470)	(241,239)	(575,355)
Dollar	(68)	(48)	(1,405)	(20)	(6,484)	(2,239)
Cash Management	(6)	(4)	—	—	(1,163)	(32)
Administration	(59)	(40)	—	—	(43,734)	(12,140)
Select	—	—	—	—	(2,144)	(372)
Private Client	—	—	—	—	(239)	(39)
Premier	—	—	—	—	(102)	(256)
Net realized gain:
Institutional	(108,260)	(200,347)	(1,042)	(1,043)	(109,947)	(3,390)
Dollar	(5,035)	(5,833)	(401)	(288)	(3,798)	(271)
Cash Management	(311)	(435)	—	—	(227)	(3)
Administration	(2,733)	(5,260)	—	—	(31,496)	(823)
Select	—	—	—	—	(2,305)	(34)
Private Client	—	—	—	—	(177)	(4)
Premier	—	—	—	—	(61)	(30)

Decrease in net assets resulting from dividends and distributions to shareholders	(118,598)	(213,414)	(78,636)	(241,821)	(443,116)	(594,988)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	2,090,604,960	85,997,493	(53,315,904)	(116,736,364)	(58,116,021)	(491,722,046)

Net Assets
Total increase (decrease) in net assets	2,090,955,089	85,930,612	(53,316,781)	(116,736,344)	(58,019,250)	(491,581,269)
Beginning of year	5,242,948,827	5,157,018,215	283,628,924	400,365,268	1,602,586,329	2,094,167,598

End of year	$7,333,903,916	$5,242,948,827	$230,312,143	$283,628,924	$1,544,567,079	$1,602,586,329

Undistributed net investment income, end of year	—	—	$10,033	$10,033	$2,300	$2,306

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	57

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012

Operations
Net investment income	$22,107	$41,087	$17,577	$32,104
Net realized gain	14,071	—	800	—

Net increase in net assets resulting from operations	36,178	41,087	18,377	32,104

Dividends and Distributions to Shareholders From[1]
Net investment income:
Institutional	(18,623)	(39,361)	(14,183)	(30,543)
Dollar	(677)	(510)	—	—
Cash Management	—	—	(1,774)	(356)
Administration	(171)	(79)	(442)	(476)
Select	(2,071)	(749)	(1,131)	(655)
Private Client	(421)	(280)	(28)	(53)
Premier	(144)	(108)	(19)	(21)
Net realized gain:
Institutional	—	—	—	(3,342)
Cash Management	—	—	—	(136)
Administration	—	—	—	(320)
Select	—	—	—	(262)
Private Client	—	—	—	(17)
Premier	—	—	—	(8)

Decrease in net assets resulting from dividends and distributions to shareholders	(22,107)	(41,087)	(17,577)	(36,189)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(38,716,728)	(123,565,563)	5,240,817	(27,644,473)

Net Assets
Total increase (decrease) in net assets	(38,702,657)	(123,565,563)	5,241,617	(27,648,558)
Beginning of year	193,240,645	316,806,208	127,588,512	155,237,070

End of year	$154,537,988	$193,240,645	$132,830,129	$127,588,512

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights	Federal Trust Fund

	Institutional
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0001	0.0043
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0003	0.0002

Net increase from investment operations	0.0001	0.0002	0.0001	0.0004	0.0045

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0043)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)	(0.0002)

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0004)	(0.0045)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.05%	0.45%

Ratios to Average Net Assets
Total expenses	0.32%	0.33%	0.33%	0.32%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%	0.11%	0.15%	0.18%	0.23%

Net investment income	0.01%	0.01%	0.00%	0.01%	0.47%

Supplemental Data
Net assets, end of year (000)	$235,349	$188,110	$207,357	$217,013	$374,728

	Dollar
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0026
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0003	0.0002

Net increase from investment operations	0.0001	0.0002	0.0001	0.0003	0.0028

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0026)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)	(0.0002)

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0003)	(0.0028)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.03%	0.28%

Ratios to Average Net Assets
Total expenses	0.57%	0.58%	0.58%	0.57%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%	0.11%	0.14%	0.19%	0.43%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.30%

Supplemental Data
Net assets, end of year (000)	$15,061	$10,917	$16,579	$23,316	$19,993

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	59

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Year Ended October 31,				Period April 24, 2009[1] to October 31, 2009	Period November 1, 2007 to August 12, 2008[1]
	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [2]	0.0000 [2]	0.0002	0.0232
Net realized gain	0.0000 [2]	0.0001	0.0001	0.0003	0.0002	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0003	0.0004	0.0232

Dividends and distributions from:[3]
Net investment income	(0.0001)	(0.0001)	(0.0000)[4]	(0.0000)[4]	(0.0002)	(0.0232)
Net realized gain	(0.0000)[4]	(0.0001)	(0.0001)	(0.0003)	(0.0002)	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0003)	(0.0004)	(0.0232)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[5]
Based on net asset value	0.01%	0.02%	0.01%	0.03%	0.03%[6]	2.34%[6]

Ratios to Average Net Assets
Total expenses	0.42%	0.43%	0.43%	0.42%	0.43%[7]	0.39%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%	0.11%	0.13%	0.21%	0.25%[7]	0.30%[7]

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%[7]	3.15%[7]

Supplemental Data
Net assets, end of period (000)	$2,289	$1,629	$858	$508	$99	—

[1]	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

[2]	Amount is less than $0.00005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights	FedFund

	Institutional
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0002	0.0006	0.0042
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0003	0.0007	0.0042

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0002)	(0.0006)	(0.0042)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0003)	(0.0007)	(0.0042)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.03%	0.07%	0.42%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.21%	0.21%	0.23%

Total expenses after fees waived and paid indirectly	0.14%	0.17%	0.17%	0.20%	0.22%

Net investment income	0.01%	0.01%	0.02%	0.07%	0.39%

Supplemental Data
Net assets, end of year (000)	$12,265,686	$11,698,677	$12,617,763	$13,129,908	$13,937,909

	Dollar
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0022
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0022

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0022)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0022)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.22%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.46%	0.48%

Total expenses after fees waived and paid indirectly	0.13%	0.17%	0.19%	0.26%	0.43%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.23%

Supplemental Data
Net assets, end of year (000)	$593,574	$325,447	$494,151	$590,682	$778,298

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	61

Financial Highlights (continued)	FedFund

	Cash Management
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0012
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0012

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0012)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0012)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.12%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.72%	0.71%	0.73%

Total expenses after fees waived and paid indirectly	0.13%	0.16%	0.19%	0.26%	0.51%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.12%

Supplemental Data
Net assets, end of year (000)	$2,947	$2,350	$11,720	$13,630	$26,633

	Cash Reserve
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0016
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0016

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0016)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0016)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.16%

Ratios to Average Net Assets
Total expenses	0.61%	0.61%	0.62%	0.61%	0.63%

Total expenses after fees waived and paid indirectly	0.12%	0.17%	0.20%	0.26%	0.48%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.16%

Supplemental Data
Net assets, end of year (000)	$4,863	$208	$1,693	$2,244	$4,046

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights (continued)	FedFund

	Administration
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0032
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0032)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	0.31%	0.31%	0.32%	0.31%	0.33%

Total expenses after fees waived and paid indirectly	0.14%	0.17%	0.20%	0.26%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.34%

Supplemental Data
Net assets, end of year (000)	$12,271	$18,664	$17,543	$47,616	$111,129

	Select
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0007
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0007

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0007)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0007)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.07%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.07%	1.06%	1.08%

Total expenses after fees waived and paid indirectly	0.14%	0.17%	0.19%	0.26%	0.56%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.06%

Supplemental Data
Net assets, end of year (000)	$111,589	$100,792	$107,781	$130,268	$181,556

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	63

Financial Highlights (concluded)	FedFund

	Private Client
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0013
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0013

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0013)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.07%	1.06%	1.08%
Total expenses after fees waived and paid indirectly	0.14%	0.17%	0.19%	0.26%	0.55%
Net investment income	0.01%	0.01%	0.00%	0.00%	0.18%

Supplemental Data
Net assets, end of year (000)	$7,729	$16,948	$24,454	$25,918	$41,179

	Premier
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0013
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0013

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0013)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	0.81%	0.81%	0.82%	0.81%	0.83%

Total expenses after fees waived and paid indirectly	0.14%	0.17%	0.20%	0.26%	0.53%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.11%

Supplemental Data
Net assets, end of year (000)	$479	$1,042	$953	$8,256	$86,563

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights	TempCash

	Institutional
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0015	0.0013	0.0019	0.0090
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0010	0.0016	0.0014	0.0019	0.0090

Dividends and distributions from:[2]
Net investment income	(0.0010)	(0.0015)	(0.0013)	(0.0019)	(0.0090)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	—

Total dividends and distributions	(0.0010)	(0.0016)	(0.0014)	(0.0019)	(0.0090)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.10%	0.16%	0.14%	0.19%	0.90%

Ratios to Average Net Assets
Total expenses	0.31%	0.28%	0.24%	0.25%	0.27%

Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.18%	0.18%	0.21%

Net investment income	0.10%	0.15%	0.14%	0.19%	0.85%

Supplemental Data
Net assets, end of year (000)	$2,647,717	$3,622,878	$4,139,893	$7,833,532	$6,992,221

	Dollar
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0065
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0002	0.0002	0.0001	0.0000	0.0065

Dividends and distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0065)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	—

Total dividends and distributions	(0.0002)	(0.0002)	(0.0001)	(0.0000)	(0.0065)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.00%	0.65%

Ratios to Average Net Assets
Total expenses	0.56%	0.53%	0.50%	0.50%	0.52%

Total expenses after fees waived and paid indirectly	0.26%	0.32%	0.31%	0.36%	0.46%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.67%

Supplemental Data
Net assets, end of year (000)	$464,691	$551,888	$677,156	$680,296	$879,332

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	65

Financial Highlights	TempFund

	Institutional
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0013	0.0012	0.0016	0.0086
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0008	0.0014	0.0012	0.0016	0.0086

Dividends and distributions from:[2]
Net investment income	(0.0008)	(0.0013)	(0.0012)	(0.0016)	(0.0086)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	—

Total dividends and distributions	(0.0008)	(0.0014)	(0.0012)	(0.0016)	(0.0086)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.08%	0.14%	0.12%	0.16%	0.87%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.19%	0.19%	0.21%

Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.18%	0.18%	0.21%

Net investment income	0.08%	0.14%	0.12%	0.16%	0.83%

Supplemental Data
Net assets, end of year (000)	$42,517,741	$43,032,035	$41,826,560	$64,366,170	$58,792,099

	Dollar
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0062
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0000	0.0062

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0062)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0000)	(0.0062)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.00%	0.62%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.44%	0.44%	0.46%

Total expenses after fees waived and paid indirectly	0.25%	0.31%	0.30%	0.34%	0.45%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.68%

Supplemental Data
Net assets, end of year (000)	$2,300,509	$1,941,890	$1,787,059	$1,820,807	$3,788,512

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights (continued)	TempFund

	Cash Management
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0045
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0000	0.0045

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0045)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0000)	(0.0045)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.00%	0.45%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.69%	0.69%	0.71%

Total expenses after fees waived and paid indirectly	0.25%	0.31%	0.28%	0.35%	0.62%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.48%

Supplemental Data
Net assets, end of year (000)	$231,804	$300,910	$270,280	$613,283	$835,930

	Cash Reserve
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0051
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0002	0.0001	0.0000	0.0051

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0051)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0001)	(0.0000)	(0.0051)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.00%	0.51%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.59%	0.59%	0.61%

Total expenses after fees waived and paid indirectly	0.24%	0.30%	0.31%	0.34%	0.54%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.45%

Supplemental Data
Net assets, end of year (000)	$15,031	$13,130	$16,695	$33,627	$16,312

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	67

Financial Highlights (continued)	TempFund

	Administration
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0004	0.0003	0.0006	0.0076
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0002	0.0005	0.0003	0.0006	0.0076

Dividends and distributions from:[2]
Net investment income	(0.0002)	(0.0004)	(0.0003)	(0.0006)	(0.0076)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	—

Total dividends and distributions	(0.0002)	(0.0005)	(0.0003)	(0.0006)	(0.0076)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%	0.06%	0.04%	0.06%	0.76%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.29%	0.29%	0.31%

Total expenses after fees waived and paid indirectly	0.24%	0.27%	0.27%	0.28%	0.31%

Net investment income	0.01%	0.05%	0.03%	0.06%	0.75%

Supplemental Data
Net assets, end of year (000)	$2,740,631	$2,548,103	$1,953,551	$1,681,583	$2,007,285

	Select
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0031
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0031

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0031)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0031)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.00%	0.00%	0.31%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.04%	1.06%

Total expenses after fees waived and paid indirectly	0.26%	0.32%	0.30%	0.34%	0.77%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.32%

Supplemental Data
Net assets, end of year (000)	$514,918	$536,971	$586,363	$563,559	$829,031

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights (concluded)	TempFund

	Private Client
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0045
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0045

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0045)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0045)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.00%	0.00%	0.45%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.04%	1.07%

Total expenses after fees waived and paid indirectly	0.26%	0.32%	0.30%	0.34%	0.66%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.65%

Supplemental Data
Net assets, end of year (000)	$16,524	$19,248	$12,658	$19,942	$30,502

	Premier
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0045
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0045

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0045)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	—

Total dividends and distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0045)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.00%	0.00%	0.45%

Ratios to Average Net Assets
Total expenses	0.79%	0.79%	0.79%	0.79%	0.81%

Total expenses after fees waived and paid indirectly	0.26%	0.31%	0.31%	0.32%	0.64%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.50%

Supplemental Data
Net assets, end of year (000)	$17,700	$18,072	$20,011	$42,558	$220,876

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	69

Financial Highlights	T-Fund

	Institutional
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0012
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0013

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0012)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.13%

Ratios to Average Net Assets
Total expenses	0.21%	0.20%	0.22%	0.22%	0.25%

Total expenses after fees waived and paid indirectly	0.11%	0.12%	0.11%	0.18%	0.23%

Net investment income	0.01%	0.01%	0.01%	0.02%	0.17%

Supplemental Data
Net assets, end of year (000)	$15,448,264	$17,649,086	$12,586,527	$5,571,099	$5,753,138

	Dollar
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0002
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0003

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.46%	0.45%	0.47%	0.47%	0.50%

Total expenses after fees waived and paid indirectly	0.09%	0.12%	0.12%	0.20%	0.36%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.04%

Supplemental Data
Net assets, end of year (000)	$855,847	$479,912	$497,029	$406,682	$339,493

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights (continued)	T-Fund

	Cash Management
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0002

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.71%	0.70%	0.72%	0.72%	0.74%

Total expenses after fees waived and paid indirectly	0.11%	0.12%	0.13%	0.20%	0.34%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of year (000)	$1,002,044	$1,454,450	$1,030,126	$254,091	$470,609

	Administration
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0005
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0006

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0005)
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0006)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.06%

Ratios to Average Net Assets
Total expenses	0.30%	0.30%	0.32%	0.32%	0.34%

Total expenses after fees waived and paid indirectly	0.15%	0.12%	0.13%	0.20%	0.29%

Net investment income	0.00%	0.01%	0.01%	0.01%	0.06%

Supplemental Data
Net assets, end of year (000)	$— [5]	$16,431	$32,718	$35,370	$38,571

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Net assets end of year are less than $500.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	71

Financial Highlights (concluded)	T-Fund

	Select
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0003
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0004

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0003)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0004)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.04%

Ratios to Average Net Assets
Total expenses	1.06%	1.05%	1.07%	1.07%	1.10%

Total expenses after fees waived and paid indirectly	0.11%	0.12%	0.13%	0.19%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.03%

Supplemental Data
Net assets, end of year (000)	$214,156	$103,189	$132,339	$261,679	$233,098

	Premier
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0003
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0004

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0003)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0004)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.04%

Ratios to Average Net Assets
Total expenses	0.81%	0.80%	0.82%	0.82%	0.85%

Total expenses after fees waived and paid indirectly	0.09%	0.13%	0.07%	0.18%	0.33%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.05%

Supplemental Data
Net assets, end of year (000)	$51,805	$13	$17	$684	$104,295

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights	Treasury Trust Fund

	Institutional
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002

Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0011

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0009)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0002)

Total dividends and distributions:	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0011)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.11%

Ratios to Average Net Assets
Total expenses	0.22%	0.23%	0.24%	0.25%	0.26%

Total expenses after fees waived and paid indirectly	0.07%	0.07%	0.09%	0.13%	0.23%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.13%

Supplemental Data
Net assets, end of year (000)	$7,021,176	$4,901,611	$4,836,239	$2,879,900	$4,229,992

	Dollar
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002

Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0005

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0002)

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0005)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.05%

Ratios to Average Net Assets
Total expenses	0.47%	0.48%	0.49%	0.50%	0.51%

Total expenses after fees waived and paid indirectly	0.08%	0.08%	0.10%	0.14%	0.36%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.08%

Supplemental Data
Net assets, end of year (000)	$191,695	$198,062	$160,529	$220,837	$107,483

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	73

Financial Highlights (concluded)	Treasury Trust Fund

	Cash Management
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002

Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0003

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0002)

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.72%	0.73%	0.74%	0.75%	0.76%

Total expenses after fees waived and paid indirectly	0.08%	0.07%	0.10%	0.14%	0.35%

Net investment income	0.00%	0.00%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$12,942	$15,122	$7,792	$33,187	$42,613

	Administration
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002

Net increase from investment operations	0.0000	0.0000	0.0000	0.0001	0.0007

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0005)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0002)

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0007)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	0.00%	0.00%	0.01%	0.08%

Ratios to Average Net Assets
Total expenses	0.32%	0.33%	0.34%	0.35%	0.36%

Total expenses after fees waived and paid indirectly	0.08%	0.07%	0.08%	0.14%	0.27%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.08%

Supplemental Data
Net assets, end of year (000)	$108,091	$128,154	$152,459	$112,779	$137,760

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights	MuniCash

	Institutional
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0009	0.0012	0.0018	0.0076
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0004	0.0009	0.0012	0.0018	0.0076

Dividends and distributions from:[2]
Net investment income	(0.0004)	(0.0009)	(0.0012)	(0.0018)	(0.0076)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	—

Total dividends and distributions	(0.0004)	(0.0009)	(0.0012)	(0.0018)	(0.0076)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.04%	0.09%	0.12%	0.18%	0.76%

Ratios to Average Net Assets
Total expenses	0.42%	0.40%	0.38%	0.37%	0.42%

Total expenses after fees waived and paid indirectly	0.19%	0.20%	0.20%	0.20%	0.24%

Net investment income	0.04%	0.09%	0.13%	0.18%	0.70%

Supplemental Data
Net assets, end of year (000)	$189,271	$233,569	$324,027	$736,547	$881,869

	Dollar
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0051
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0051

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0051)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	—

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0051)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.51%

Ratios to Average Net Assets
Total expenses	0.66%	0.65%	0.63%	0.62%	0.67%

Total expenses after fees waived and paid indirectly	0.23%	0.29%	0.32%	0.38%	0.49%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.46%

Supplemental Data
Net assets, end of year (000)	$41,042	$50,060	$76,338	$86,389	$134,668

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	75

Financial Highlights	MuniFund

	Institutional
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0004	0.0009	0.0013	0.0063
Net realized gain	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0003	0.0004	0.0009	0.0013	0.0063

Dividends and distributions from:[2]
Net investment income	(0.0002)	(0.0004)	(0.0009)	(0.0013)	(0.0063)
Net realized gain	(0.0001)	(0.0000)[3]	—	—	—

Total dividends and distributions	(0.0003)	(0.0004)	(0.0009)	(0.0013)	(0.0063)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%	0.04%	0.09%	0.14%	0.63%

Ratios to Average Net Assets
Total expenses	0.35%	0.34%	0.31%	0.28%	0.30%

Total expenses after fees waived and paid indirectly	0.15%	0.19%	0.19%	0.20%	0.23%

Net investment income	0.02%	0.04%	0.09%	0.13%	0.57%

Supplemental Data
Net assets, end of year (000)	$1,159,440	$1,212,494	$1,479,126	$2,584,701	$4,233,114

	Dollar
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0039
Net realized gain	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0002	0.0000	0.0000	0.0000	0.0039

Dividends and distributions from:[2]
Net investment income	(0.0001)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0039)
Net realized gain	(0.0001)	(0.0000)[3]	—	—	—

Total dividends and distributions	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0039)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%	0.00%	0.00%	0.00%	0.39%

Ratios to Average Net Assets
Total expenses	0.60%	0.59%	0.56%	0.53%	0.55%

Total expenses after fees waived and paid indirectly	0.15%	0.23%	0.28%	0.33%	0.47%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.38%

Supplemental Data
Net assets, end of year (000)	$58,832	$64,251	$134,835	$103,206	$188,188

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights (continued)	MuniFund

	Cash Management
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0022
Net realized gain	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0002	0.0000	0.0000	0.0000	0.0022

Dividends and distributions from:[2]
Net investment income	(0.0001)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0022)
Net realized gain	(0.0001)	(0.0000)[3]	—	—	—

Total dividends and distributions	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0022)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%	0.00%	0.00%	0.00%	0.22%

Ratios to Average Net Assets
Total expenses	0.86%	0.84%	0.81%	0.78%	0.81%

Total expenses after fees waived and paid indirectly	0.11%	0.23%	0.30%	0.33%	0.66%

Net investment income	0.02%	0.00%	0.00%	0.00%	0.26%

Supplemental Data
Net assets, end of year (000)	$18,390	$1,287	$1,384	$22,811	$75,347

	Administration
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001 [1]	0.0000 [1]	0.0002	0.0004	0.0053
Net realized gain	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0002	0.0000	0.0002	0.0004	0.0053

Dividends and distributions from:[2]
Net investment income	(0.0001)[3]	(0.0000)[3]	(0.0002)	(0.0004)	(0.0053)
Net realized gain	(0.0001)	(0.0000)[3]	—	—	—

Total dividends and distributions	(0.0002)	(0.0000)	(0.0002)	(0.0004)	(0.0053)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%	0.00%	0.02%	0.03%	0.53%

Ratios to Average Net Assets
Total expenses	0.45%	0.44%	0.41%	0.38%	0.40%

Total expenses after fees waived and paid indirectly	0.16%	0.22%	0.27%	0.30%	0.33%

Net investment income	0.01%	0.00%	0.02%	0.04%	0.49%

Supplemental Data
Net assets, end of year (000)	$288,779	$306,763	$442,810	$481,305	$777,416

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	77

Financial Highlights (continued)	MuniFund

	Select
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009
Net realized gain	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0002	0.0000	0.0000	0.0000	0.0009

Dividends and distributions from:[2]
Net investment income	(0.0001)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0009)
Net realized gain	(0.0001)	(0.0000)[3]	—	—	—

Total dividends and distributions	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0009)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%	0.00%	0.00%	0.00%	0.09%

Ratios to Average Net Assets
Total expenses	1.20%	1.19%	1.16%	1.13%	1.15%

Total expenses after fees waived and paid indirectly	0.15%	0.23%	0.28%	0.33%	0.77%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.07%

Supplemental Data
Net assets, end of year (000)	$16,299	$15,107	$18,857	$19,190	$30,169

	Private Client
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0023
Net realized gain	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0002	0.0000	0.0000	0.0000	0.0023

Dividends and distributions from:[2]
Net investment income	(0.0001)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0023)
Net realized gain	(0.0001)	(0.0000)[3]	—	—	—

Total dividends and distributions	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0023)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%	0.00%	0.00%	0.00%	0.23%

Ratios to Average Net Assets
Total expenses	1.20%	1.19%	1.16%	1.13%	1.16%

Total expenses after fees waived and paid indirectly	0.15%	0.23%	0.29%	0.33%	0.66%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.30%

Supplemental Data
Net assets, end of year (000)	$1,787	$1,998	$2,130	$4,072	$5,575

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights (concluded)	MuniFund

	Premier
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0023
Net realized gain	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0002	0.0000	0.0000	0.0000	0.0023

Dividends and distributions from:[2]
Net investment income	(0.0001)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0023)
Net realized gain	(0.0001)	(0.0000)[3]	—	—	—

Total dividends and distributions	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0023)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%	0.00%	0.00%	0.00%	0.23%

Ratios to Average Net Assets
Total expenses	0.95%	0.94%	0.91%	0.88%	0.90%

Total expenses after fees waived and paid indirectly	0.15%	0.22%	0.28%	0.33%	0.64%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.25%

Supplemental Data
Net assets, end of year (000)	$1,040	$687	$15,026	$7,160	$153,956

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	79

Financial Highlights	California Money Fund

	Institutional
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0009	0.0016	0.0042
Net realized gain	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0002	0.0022	0.0016	0.0042

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0009)	(0.0016)	(0.0042)
Net realized gain	—	—	(0.0013)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0022)	(0.0016)	(0.0042)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.02%	0.22%	0.16%	0.43%

Ratios to Average Net Assets
Total expenses	0.45%	0.43%	0.42%	0.41%	0.44%

Total expenses after fees waived and paid indirectly	0.13%	0.18%	0.19%	0.20%	0.24%

Net investment income	0.01%	0.02%	0.09%	0.16%	0.44%

Supplemental Data
Net assets, end of year (000)	$136,074	$162,188	$284,521	$280,309	$459,650

	Dollar
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0020
Net realized gain	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0013	0.0000	0.0020

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0020)
Net realized gain	—	—	(0.0013)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0013)	(0.0000)	(0.0020)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.13%	0.00%	0.20%

Ratios to Average Net Assets
Total expenses	0.69%	0.68%	0.67%	0.66%	0.69%

Total expenses after fees waived and paid indirectly	0.14%	0.19%	0.29%	0.36%	0.47%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.19%

Supplemental Data
Net assets, end of year (000)	$4,800	$15,876	$7,631	$15,957	$18,147

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights (continued)	California Money Fund

	Administration
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0003	0.0006	0.0033
Net realized gain	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0016	0.0006	0.0033

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0003)	(0.0006)	(0.0033)
Net realized gain	—	—	(0.0013)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0016)	(0.0006)	(0.0033)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.16%	0.06%	0.33%

Ratios to Average Net Assets
Total expenses	0.55%	0.53%	0.52%	0.51%	0.54%

Total expenses after fees waived and paid indirectly	0.13%	0.19%	0.26%	0.30%	0.34%

Net investment income	0.01%	0.01%	0.04%	0.06%	0.34%

Supplemental Data
Net assets, end of year (000)	$2,313	$1,191	$1,322	$2,545	$2,676

	Select
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0004
Net realized gain	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0013	0.0000	0.0004

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0004)
Net realized gain	—	—	(0.0013)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0013)	(0.0000)	(0.0004)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.13%	0.00%	0.04%

Ratios to Average Net Assets
Total expenses	1.29%	1.28%	1.27%	1.26%	1.29%

Total expenses after fees waived and paid indirectly	0.13%	0.19%	0.28%	0.36%	0.62%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.04%

Supplemental Data
Net assets, end of year (000)	$6,385	$7,600	$16,535	$16,658	$40,601

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	81

Financial Highlights (concluded)	California Money Fund

	Private Client
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0008
Net realized gain	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0013	0.0000	0.0008

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0008)
Net realized gain	—	—	(0.0013)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0013)	(0.0000)	(0.0008)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.13%	0.00%	0.08%

Ratios to Average Net Assets
Total expenses	1.30%	1.28%	1.27%	1.26%	1.29%

Total expenses after fees waived and paid indirectly	0.13%	0.19%	0.28%	0.36%	0.61%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.11%

Supplemental Data
Net assets, end of year (000)	$4,949	$4,601	$5,009	$4,381	$5,403

	Premier
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0008
Net realized gain	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0013	0.0000	0.0008

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0008)
Net realized gain	—	—	(0.0013)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0013)	(0.0000)	(0.0008)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.13%	0.00%	0.08%

Ratios to Average Net Assets
Total expenses	1.05%	1.03%	1.02%	1.01%	1.04%

Total expenses after fees waived and paid indirectly	0.14%	0.19%	0.28%	0.36%	0.63%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.08%

Supplemental Data
Net assets, end of year (000)	$17	$1,786	$1,786	$2,274	$6,093

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

3	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights	New York Money Fund

	Institutional
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0006	0.0012	0.0044
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0002	0.0038	0.0012	0.0044

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0006)	(0.0012)	(0.0044)
Net realized gain	—	(0.0000)[3]	(0.0032)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0002)	(0.0038)	(0.0012)	(0.0044)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%	0.03%	0.37%	0.12%	0.44%

Ratios to Average Net Assets
Total expenses	0.46%	0.45%	0.43%	0.41%	0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%	0.18%	0.19%	0.20%	0.24%

Net investment income	0.01%	0.02%	0.06%	0.11%	0.44%

Supplemental Data
Net assets, end of year (000)	$94,547	$106,194	$125,869	$192,928	$361,353

	Cash Management
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0010
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0032	0.0000	0.0010

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0010)
Net realized gain	—	(0.0000)[3]	(0.0032)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0032)	(0.0000)	(0.0010)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.32%	0.00%	0.10%

Ratios to Average Net Assets
Total expenses	0.96%	0.95%	0.93%	0.91%	0.95%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%	0.21%	0.25%	0.31%	0.65%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.15%

Supplemental Data
Net assets, end of year (000)	$21,079	$5,324	$5,171	$6,750	$6,968

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

4	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	83

Financial Highlights (continued)	New York Money Fund

	Administration
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0002	0.0034
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0032	0.0002	0.0034

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0034)
Net realized gain	—	(0.0000)[3]	(0.0032)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0032)	(0.0002)	(0.0034)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.32%	0.03%	0.34%

Ratios to Average Net Assets
Total expenses	0.56%	0.55%	0.53%	0.51%	0.55%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%	0.19%	0.24%	0.29%	0.34%

Net investment income	0.01%	0.01%	0.01%	0.03%	0.36%

Supplemental Data
Net assets, end of year (000)	$7,233	$3,315	$11,153	$12,067	$11,997

	Select
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0005
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0032	0.0000	0.0005

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0005)
Net realized gain	—	(0.0000)[3]	(0.0032)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0032)	(0.0000)	(0.0005)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.32%	0.00%	0.05%

Ratios to Average Net Assets
Total expenses	1.31%	1.30%	1.28%	1.26%	1.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%	0.20%	0.25%	0.31%	0.65%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.06%

Supplemental Data
Net assets, end of year (000)	$9,473	$11,812	$10,281	$15,198	$4,512

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

84	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0011
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0032	0.0000	0.0011

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0011)
Net realized gain	—	(0.0000)[3]	(0.0032)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0032)	(0.0000)	(0.0011)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.32%	0.00%	0.11%

Ratios to Average Net Assets
Total expenses	1.31%	1.30%	1.28%	1.26%	1.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%	0.20%	0.26%	0.32%	0.60%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.14%

Supplemental Data
Net assets, end of year (000)	$266	$506	$2,499	$8,648	$6,556

	Premier
	Year Ended October 31,
	2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001 [1]	0.0000 [1]	0.0000 [1]	0.0011
Net realized gain	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0032	0.0000	0.0011

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)[3]	(0.0000)[3]	(0.0000)[3]	(0.0011)
Net realized gain	—	(0.0000)[3]	(0.0032)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0032)	(0.0000)	(0.0011)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%	0.01%	0.32%	0.00%	0.11%

Ratios to Average Net Assets
Total expenses	1.06%	1.05%	1.04%	1.01%	1.05%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%	0.20%	0.24%	0.32%	0.58%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.11%

Supplemental Data
Net assets, end of year (000)	$232	$438	$264	$124	$2,418

1	Amount is less than $0.00005 per share.

2	Determined in accordance with federal income tax regulations.

3	Amount is greater than $(0.00005) per share.

4	Where applicable, assumes the reinvestment of dividends and distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	85

Notes to Financial Statements

1. Organization:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an openend management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Trust’s ten series: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively, the “Funds” or individually, a “Fund”). Each of the Funds, except California Money Fund and New York Money Fund, is diversified. Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. During the year ended October 31, 2013, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended October 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact, if any of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty

86	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Notes to Financial Statements (continued)

is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into a management agreement with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

For the management and administration services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion[1]	.175% of the first $1 Billion[2]
.150% of the next $1 Billion[1]	.150% of the next $1 Billion[2]
.125% of the next $1 Billion[1]	.125% of the next $1 Billion[2]
.100% of the next $1 Billion[1]	.100% of amounts in excess
.095% of the next $1 Billion[1]	of $3 Billion[2]
.090% of the next $1 Billion[1]
.085% of the next $1 Billion[1]
.080% of amounts in excess of $7 Billion[1]

[1]	Based on the combined average daily net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

[2]	Based on the average daily net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion.
TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion.

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion.

The Manager, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2014, unless approved by the Board of Trustees, including a majority of the independent Trustees.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	87

Notes to Financial Statements (continued)

annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2014 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

For the year ended October 31, 2013, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses:

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$74,816	—	—	$1,806	—	—	—	$76,622
FedFund	$1,251,863	$13,137	$22,653	$15,146	$916,096	$105,934	$7,004	$2,331,833
TempCash	$1,191,979	—	—	—	—	—	—	$1,191,979
TempFund	$4,764,920	$1,191,942	$54,084	$3,230,210	$4,518,296	$163,438	$110,006	$14,032,896
T-Fund	$1,801,712	$5,690,090	—	$1,470	$989,388	—	$113,591	$8,596,251
Treasury Trust Fund	$544,231	$92,128	—	$180,495	—	—	—	$816,854
MuniCash	$120,422	—	—	—	—	—	—	$120,422
MuniFund	$121,759	$33,184	—	$361,001	$148,080	$16,486	$4,586	$685,096
California Money Fund	$20,564	—	—	$2,001	$204,447	$41,965	$10,299	$279,276
New York Money Fund	—	$107,890	—	$5,223	$121,529	$3,284	$1,586	$239,512

Service and Distribution Fees Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$74,816	—	—	$1,806	—	—	—	$76,622
FedFund	$1,249,779	$13,122	$22,652	$15,057	$915,454	$105,831	$6,995	$2,328,890
TempCash	$789,424	—	—	—	—	—	—	$789,424
TempFund	$3,497,424	$1,026,264	$45,309	$1,104,453	$4,108,901	$148,764	$95,003	$10,026,118
T-Fund	$1,801,692	$5,690,073	—	$1,469	$989,386	—	$113,589	$8,596,209
Treasury Trust Fund	$544,231	$92,128	—	$180,495	—	—	—	$816,854
MuniCash	$101,569	—	—	—	—	—	—	$101,569
MuniFund	$118,178	$33,050	—	$332,581	$146,731	$16,330	$4,531	$651,401
California Money Fund	$20,251	—	—	$1,935	$203,689	$41,803	$10,236	$277,914
New York Money Fund	—	$106,693	—	$4,983	$120,617	$3,253	$1,565	$237,111

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2013, the purchase and sale transactions with an affiliated fund in

88	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Notes to Financial Statements (continued)

compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
TempFund	$97,232,475	$82,150,175
MuniCash	$180,667,099	$218,894,788
MuniFund	$1,017,466,381	$1,316,068,813
California Money Market	$153,602,860	$196,490,152
New York Money Market	$107,574,477	$93,580,637

5. Income Tax Information:

The tax character of distributions paid during the fiscal years ended October 31, 2013 and October 31, 2012, was as follows:

	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Federal Trust Fund
10/31/13	—	$33,046	—	$33,046
10/31/12	—	$35,126	—	$35,126
FedFund
10/31/13	—	$1,393,153	—	$1,393,153
10/31/12	—	$1,541,591	$45,892	$1,587,483
TempCash
10/31/13	—	$3,282,757	—	$3,282,757
10/31/12	—	$5,900,095	$37,674	$5,937,769
TempFund
10/31/13	—	$37,262,533	$490,678	$37,753,211
10/31/12	—	$60,719,463	$704,753	$61,424,216
T-Fund
10/31/13	—	$1,759,217	$1,332	$1,760,549
10/31/12	—	$1,872,132	—	$1,872,132
Treasury Trust Fund
10/31/13	—	$118,598	—	$118,598
10/31/12	—	$213,414	—	$213,414
MuniCash
10/31/13	$77,193	$944	$499	$78,636
10/31/12	$240,490	$—	$1,331	$241,821
MuniFund
10/31/13	$295,112	$129,711	$18,293	$443,116
10/31/12	$590,433	$—	$4,555	$594,988
California Money Fund
10/31/13	$22,107	$—	—	$22,107
10/31/12	$41,087	$—	—	$41,087
New York Money Fund
10/31/13	$17,577	$—	—	$17,577
10/31/12	$32,104	$—	$4,085	$36,189

As of October 31, 2013, the tax components of accumulated net earnings were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Losses*	Total
Federal Trust Fund	—	$11,527	—	—	$11,527
FedFund	—	$353,796	—	—	$353,796
TempCash	—	$423,993	—	—	$423,993
TempFund	—	$3,649,526	—	$(670)	$3,648,856
T-Fund	—	$1,179,150	—	—	$1,179,150
Treasury Trust Fund	—	$466,461	—	—	$466,461
MuniCash	$10,033	—	$344	—	$10,377
MuniFund	$2,300	$65,406	$176,672	—	$244,378
California Money Fund	$—	$14,071	—	—	$14,071
New York Money Fund	—	—	$800	—	$800

*	The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	89

Notes to Financial Statements (continued)

6. Market and Credit Risk:

MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risks, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

7. Capital Share Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended October 31,
Federal Trust Fund	2013	2012
Institutional
Shares sold	713,263,548	748,762,419
Shares issued in reinvestment of dividends and distributions	4,437	5,918
Shares redeemed	(666,029,581)	(768,008,715)

Net increase (decrease)	47,238,404	(19,240,378)

Dollar
Shares sold	77,006,648	71,521,612
Shares issued in reinvestment of dividends and distributions	2,961	—
Shares redeemed	(72,869,288)	(77,183,228)

Net increase (decrease)	4,140,321	(5,661,616)

Cash Management
Shares redeemed	—	(165,830)

Net decrease	—	(165,830)

Administration
Shares sold	2,226,191	1,409,707
Shares issued in reinvestment of dividends and distributions	224	235
Shares redeemed	(1,567,033)	(638,955)

Net increase	659,382	770,987

Total net increase (decrease)	52,038,107	(24,296,837)

FedFund
Institutional
Shares sold	110,197,022,870	118,199,932,867
Shares issued in reinvestment of dividends and distributions	862,392	915,673
Shares redeemed	(109,631,102,492)	(119,119,738,585)

Net increase (decrease)	566,782,770	(918,890,045)

Dollar
Shares sold	9,871,507,153	8,041,235,983
Shares issued in reinvestment of dividends and distributions	195	158
Shares redeemed	(9,603,394,140)	(8,209,875,677)

Net increase (decrease)	268,113,208	(168,639,536)

Cash Management
Shares sold	600,244	650,799
Shares redeemed	(4,000)	(10,019,588)

Net increase (decrease)	596,244	(9,368,789)

90	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Notes to Financial Statements (continued)

	Year Ended October 31,
FedFund (concluded)	2013	2012
Cash Reserve
Shares sold	17,487,937	5,119,832
Shares issued in reinvestment of dividends and distributions	—	116
Shares redeemed	(12,833,521)	(6,605,063)

Net increase (decrease)	4,654,416	(1,485,115)

Administration
Shares sold	210,621,052	256,828,318
Shares issued in reinvestment of dividends and distributions	64	—
Shares redeemed	(217,014,477)	(255,697,645)

Net increase (decrease)	(6,393,361)	1,130,673

Select
Shares sold	110,128,097	78,096,659
Shares issued in reinvestment of dividends and distributions	10,576	9,662
Shares redeemed	(99,343,497)	(85,091,079)

Net increase (decrease)	10,795,176	(6,984,758)

Private Client
Shares sold	4,609,231	5,992,440
Shares issued in reinvestment of dividends and distributions	1,220	1,831
Shares redeemed	(13,829,557)	(13,502,729)

Net decrease	(9,219,106)	(7,508,458)

Premier
Shares sold	3,902,999	4,366,310
Shares issued in reinvestment of dividends and distributions	114	96
Shares redeemed	(4,466,421)	(4,276,030)

Net increase (decrease)	(563,308)	90,376

Total net increase (decrease)	834,766,039	(1,111,655,652)

TempCash
Institutional
Shares sold	22,888,390,190	33,205,950,356
Shares issued in reinvestment of dividends and distributions	1,151,513	1,388,033
Shares redeemed	(23,864,668,734)	(33,724,326,301)

Net decrease	(975,127,031)	(516,987,912)

Dollar
Shares sold	810,333,878	2,016,377,327
Shares issued in reinvestment of dividends and distributions	66,795	69,184
Shares redeemed	(897,617,033)	(2,141,727,107)

Net decrease	(87,216,360)	(125,280,596)

	Year Ended October 31,
TempCash (concluded)	2013	2012
Administration
Shares sold	8	6,900,000
Shares issued in reinvestment of dividends and distributions	—	248
Shares redeemed	(8)	(6,900,248)

Net increase (decrease)	—	—

Total Net Decrease	(1,062,343,391)	(642,268,508)

TempFund
Institutional
Shares sold	619,713,221,579	533,372,315,754
Shares issued in reinvestment of dividends and distributions	16,111,363	24,099,821
Shares redeemed	(620,244,394,210)	(532,189,900,878)

Net increase (decrease)	(515,061,268)	1,206,514,697

Dollar
Shares sold	32,195,014,137	29,482,087,400
Shares issued in reinvestment of dividends and distributions	9,074	7,891
Shares redeemed	(31,836,488,686)	(29,327,223,355)

Net increase	358,534,525	154,871,936

Cash Management
Shares sold	689,699,547	626,789,499
Shares issued in reinvestment of dividends and distributions	32,164	39,916
Shares redeemed	(758,671,981)	(596,194,256)

Net increase (decrease)	(68,940,270)	30,635,159

Cash Reserve
Shares sold	40,135,815	32,531,647
Shares issued in reinvestment of dividends and distributions	1,080	1,290
Shares redeemed	(38,236,236)	(36,097,617)

Net increase (decrease)	1,900,659	(3,564,680)

Administration
Shares sold	13,561,200,519	7,579,522,311
Shares issued in reinvestment of dividends and distributions	118,056	249,919
Shares redeemed	(13,368,859,658)	(6,985,185,634)

Net increase	192,458,917	594,586,596

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	91

Notes to Financial Statements (continued)

	Year Ended October 31,
TempFund (concluded)	2013	2012
Select
Shares sold	525,462,899	384,619,668
Shares issued in reinvestment of dividends and distributions	25,684	30,524
Shares redeemed	(547,550,927)	(434,029,498)

Net decrease	(22,062,344)	(49,379,306)

Private Client
Shares sold	31,073,176	36,206,537
Shares issued in reinvestment of dividends and distributions	893	810
Shares redeemed	(33,797,833)	(29,617,313)

Net increase (decrease)	(2,723,764)	6,590,034

Premier
Shares sold	30,571,799	31,564,379
Shares issued in reinvestment of dividends and distributions	922	1,306
Shares redeemed	(30,944,780)	(33,504,274)

Net decrease	(372,059)	(1,938,589)

Total Net Increase (Decrease)	(56,265,604)	1,938,315,847

T-Fund
Institutional
Shares sold	100,705,062,309	86,699,694,533
Shares issued in reinvestment of dividends and distributions	880,604	1,020,689
Shares redeemed	(102,907,529,313)	(81,638,391,553)

Net increase (decrease)	(2,201,586,400)	5,062,323,669

Dollar
Shares sold	1,783,098,524	1,123,293,354
Shares issued in reinvestment of dividends and distributions	3,945	3,126
Shares redeemed	(1,407,222,958)	(1,140,413,946)

Net increase (decrease)	375,879,511	(17,117,466)

Cash Management
Shares sold	4,558,450,090	5,811,752,368
Shares issued in reinvestment of dividends and distributions	62,186	79,580
Shares redeemed	(5,010,995,889)	(5,387,496,751)

Net increase (decrease)	(452,483,613)	424,335,197

	Year Ended October 31,
T-Fund (concluded)	2013	2012
Administration
Shares sold	321,449	114,031,278
Shares issued in reinvestment of dividends and distributions	133	2,232
Shares redeemed	(16,752,114)	(130,320,971)

Net decrease	(16,430,532)	(16,287,461)

Select
Shares sold	256,503,193	625,811,586
Shares issued in reinvestment of dividends and distributions	11,610	17,042
Shares redeemed	(145,564,842)	(654,975,884)

Net increase (decrease)	110,949,961	(29,147,256)

Premier
Shares sold	79,995,162	15,708,132
Shares issued in reinvestment of dividends and distributions	1,880	33
Shares redeemed	(28,208,749)	(15,711,719)

Net increase (decrease)	51,788,293	(3,554)

Total Net Increase (Decrease)	(2,131,882,780)	5,424,103,129

Treasury Trust Fund
Institutional
Shares sold	25,075,472,986	17,616,375,765
Shares issued in reinvestment of dividends and distributions	33,584	78,337
Shares redeemed	(22,956,294,291)	(17,551,054,472)

Net increase	2,119,212,279	65,399,630

Dollar
Shares sold	1,315,381,409	1,137,977,101
Shares issued in reinvestment of dividends and distributions	290	1,434
Shares redeemed	(1,321,743,981)	(1,100,429,801)

Net increase (decrease)	(6,362,282)	37,548,734

Cash Management
Shares sold	68,676,620	80,952,747
Shares redeemed	(70,856,656)	(73,610,294)

Net increase (decrease)	(2,180,036)	7,342,453

92	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Notes to Financial Statements (continued)

	Year Ended October 31,
Treasury Trust Fund (concluded)	2013	2012
Administration
Shares sold	553,556,616	119,171,488
Shares issued in reinvestment of dividends and distributions	30	63
Shares redeemed	(573,621,647)	(143,464,875)

Net decrease	(20,065,001)	(24,293,324)

Total Net Increase	2,090,604,960	85,997,493

MuniCash
Institutional
Shares sold	675,784,940	1,933,234,985
Shares issued in reinvestment of dividends and distributions	5,319	28,549
Shares redeemed	(720,107,898)	(2,023,721,770)

Net decrease	(44,317,639)	(90,458,236)

Dollar
Shares sold	135,231,115	41,041,545
Shares issued in reinvestment of dividends and distributions	1,571	280
Shares redeemed	(144,230,951)	(67,319,953)

Net decrease	(8,998,265)	(26,278,128)

Cash Reserve
Shares sold	11	314,968
Shares redeemed	(11)	(314,968)

Net increase (decrease)	—	—

Total Net Decrease	(53,315,904)	(116,736,364)

MuniFund
Institutional
Shares sold	7,375,361,885	8,252,471,295
Shares issued in reinvestment of dividends and distributions	82,048	194,514
Shares redeemed	(7,428,563,984)	(8,519,400,489)

Net decrease	(53,120,051)	(266,734,680)

Dollar
Shares sold	230,598,154	185,270,808
Shares issued in reinvestment of dividends and distributions	14	8
Shares redeemed	(236,035,610)	(255,860,476)

Net decrease	(5,437,442)	(70,589,660)

	Year Ended October 31,
MuniFund (concluded)	2013	2012
Cash Management
Shares sold	38,898,023	10,788,781
Shares issued in reinvestment of dividends and distributions	662	30
Shares redeemed	(21,800,161)	(10,886,218)

Net increase (decrease)	17,098,524	(97,407)

Administration
Shares sold	1,271,975,240	1,440,130,197
Shares issued in reinvestment of dividends and distributions	6,332	649
Shares redeemed	(1,289,971,610)	(1,576,208,704)

Net decrease	(17,990,038)	(136,077,858)

Select
Shares sold	44,467,155	28,896,381
Shares issued in reinvestment of dividends and distributions	4,444	373
Shares redeemed	(43,280,212)	(32,647,859)

Net increase (decrease)	1,191,387	(3,751,105)

Private Client
Shares sold	124,897	251,988
Shares issued in reinvestment of dividends and distributions	416	39
Shares redeemed	(336,868)	(383,569)

Net decrease	(211,555)	(131,542)

Premier
Shares sold	370,799	1,339,546
Shares issued in reinvestment of dividends and distributions	163	255
Shares redeemed	(17,808)	(15,679,595)

Net increase (decrease)	353,154	(14,339,794)

Total Net Decrease	(58,116,021)	(491,722,046)

California Money Fund
Institutional
Shares sold	586,232,484	1,038,381,648
Shares issued in reinvestment of dividends and distributions	733	6,012
Shares redeemed	(612,359,614)	(1,160,720,293)

Net decrease	(26,126,397)	(122,332,633)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	93

Notes to Financial Statements (concluded)

	Year Ended October 31,
California Money Fund (concluded)	2013	2012
Dollar
Shares sold	39,519,971	48,274,505
Shares issued in reinvestment of dividends and distributions	634	466
Shares redeemed	(50,596,473)	(40,030,492)

Net increase (decrease)	(11,075,868)	8,244,479

Cash Management
Shares sold	—	2,456
Shares redeemed	—	(5,245)

Net decrease	—	(2,789)

Administration
Shares sold	3,770,997	2,025,747
Shares redeemed	(2,648,825)	(2,157,249)

Net increase (decrease)	1,122,172	(131,502)

Select
Shares sold	39,808,617	14,680,294
Shares issued in reinvestment of dividends and distributions	2,069	754
Shares redeemed	(41,026,311)	(23,615,693)

Net decrease	(1,215,625)	(8,934,645)

Private Client
Shares sold	4,247,763	4,699,529
Shares issued in reinvestment of dividends and distributions	419	282
Shares redeemed	(3,900,662)	(5,107,940)

Net increase (decrease)	347,520	(408,129)

Premier
Shares sold	1	4,591
Shares issued in reinvestment of dividends and distributions	144	108
Shares redeemed	(1,768,675)	(5,043)

Net decrease	(1,768,530)	(344)

Total Net Decrease	(38,716,728)	(123,565,563)

	Year Ended October 31,
New York Money Fund	2013	2012
Institutional
Shares sold	282,678,587	336,460,426
Shares issued in reinvestment of dividends and distributions	1,293	4,370
Shares redeemed	(294,319,115)	(356,135,902)

Net decrease	(11,639,235)	(19,671,106)

Cash Management
Shares sold	86,462,934	48,352,253
Shares redeemed	(70,715,672)	(48,199,266)

Net increase	15,747,262	152,987

Administration
Shares sold	16,935,482	10,281,467
Shares redeemed	(13,018,080)	(18,119,182)

Net increase (decrease)	3,917,402	(7,837,715)

Select
Shares sold	24,074,856	21,404,663
Shares issued in reinvestment of dividends and distributions	1,122	654
Shares redeemed	(26,415,854)	(19,874,540)

Net increase (decrease)	(2,339,876)	1,530,777

Private Client
Shares sold	1,057,395	438,726
Shares issued in reinvestment of dividends and distributions	25	53
Shares redeemed	(1,296,651)	(2,432,030)

Net decrease	(239,231)	(1,993,251)

Premier
Shares sold	698,565	564,098
Shares issued in reinvestment of dividends and distributions	19	20
Shares redeemed	(904,089)	(390,283)

Net increase (decrease)	(205,505)	173,835

Total Net Increase (Decrease)	5,240,817	(27,644,473)

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

94	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund, constituting BlackRock Liquidity Funds (collectively the “Funds”), as of October 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 23, 2013

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund and Treasury Trust Fund during the fiscal year ended October 31, 2013:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents*
	Month Paid:
	November 2012 - December 2012	January 2013 - October 2013
Federal Trust Fund	100.00%	100.00%
FedFund	100.00%	100.00%
TempCash	100.00%	100.00%
TempFund	100.00%	100.00%
T-Fund	100.00%	100.00%
Treasury Trust Fund	100.00%	100.00%

Federal Obligation Interest**
Federal Trust Fund	73.12%
FedFund	38.94%
TempCash	4.96%
TempFund	5.40%
T-Fund	36.51%
Treasury Trust Fund	1.91%

*	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.

**	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax. Additionally, at least 50% of the assets of Federal Trust Fund and Treasury Trust Fund were invested in federal obligations at the end of each fiscal quarter.

Additionally, the Funds distributed capital gains per share to shareholders of record on December 21, 2012 as follows:

Long-Term Capital Gains
TempFund	$0.000010
MuniCash	$0.000001
MuniFund	$0.000011

All of the net investment income distributions paid by MuniFund, MuniCash, California Money Fund and New York Money Fund during the taxable year ended October 31, 2013 qualify as tax-exempt interest dividends for Federal income tax purposes.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	95

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met in person on April 11, 2013 (the “April Meeting”) and May 20-22, 2013 (the “May Meeting”) to consider the approval of the Trust’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, on behalf of each series of the Trust (each, a “Fund,” and together, the “Funds”).

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the

Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Fund by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

96	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Disclosure of Investment Advisory Agreement (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Trust with respect to each Fund for a one-year term ending June 30, 2014. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that MuniCash, MuniFund, New York Money Fund, TempCash, TempFund and T-Fund each ranked in the first quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported.

The Board noted that California Money Fund, Federal Trust Fund and FedFund each ranked in the second, first and first quartiles against its

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	97

Disclosure of Investment Advisory Agreement (continued)

Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that Treasury Trust Fund ranked in the third, third and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the true performance of a money market fund can only be understood in its multi-dimensional context, accounting for not only current yield but also risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and on balancing the quest for current yield against various measures of risk.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total net operating expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual management fee rate of each of FedFund, Temp Fund and T-Fund ranked in the second quartile relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of Federal Trust Fund and Treasury Trust Fund ranked in the third quartile relative to the Fund’s Expense Peers. The Board determined that the contractual management fee rate of each of these Funds was reasonable relative to the median contractual management fee rate paid by the Fund’s Expense Peers.

The Board noted that the New York Money Fund’s contractual management fee rate ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund’s actual management fee rate ranked in the first quartile relative to the Fund’s Expense Peers.

The Board noted that MuniFund’s contractual management fee rate ranked in the third quartile relative to the Fund’s Expense Peers. The Board determined that the Fund’s actual management fee rate, which ranked in the third quartile, was reasonable relative to the median actual management fee rate paid by the Fund’s Expense Peers.

The Board noted that California Money Fund’s contractual management fee rate ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board determined that the Fund’s actual management fee rate, which ranked in the third quartile, was reasonable relative to the median actual management fee rate paid by the Fund’s Expense Peers.

The Board noted that TempCash’s contractual management fee rate ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund’s total net operating expense ratio ranked in the third quartile relative to the Fund’s Expense Peers.

The Board noted that MuniCash’s contractual management fee rate ranked in the fourth quartile relative to the Fund’s Expense Peers.

98	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Disclosure of Investment Advisory Agreement (concluded)

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that each of California Money Fund, MuniCash, MuniFund, New York Money Fund, TempCash and TempFund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that each of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the combined aggregate asset level of the four Funds increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Fund’s distributor have voluntarily agreed to reduce each Fund’s expenses as necessary. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund and, in the case of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund, based upon the combined aggregate asset level of the four Funds. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Trust with respect to each Fund for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	99

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 109 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 109 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 109 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2004	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 109 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 109 Portfolios	None
Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 109 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 109 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 109 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 109 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 109 Portfolios	None

100	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past - Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 109 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 109 Portfolios	None

[1]     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]     Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Trustee	Since 2007	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	147 RICs consisting of 278 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	147 RICs consisting of 278 Portfolios	None

[3]     Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	101

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009; and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012	Director of BlackRock since 2010; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

102	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

Officers and Trustees (concluded)

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Sub-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013	103

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s websites or shareholders can sign up for
e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling
(800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s at website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

104	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and should not be considered a representation of future performance. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7450. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-10/13-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$22,163	$21,900	$0	$0	$10,600	$10,100	$0	$0
Federal Trust Fund	$22,163	$21,900	$0	$0	$9,600	$9,100	$0	$0
FedFund	$24,363	$24,100	$0	$4,500	$10,600	$9,100	$0	$0
MuniCash	$22,163	$21,900	$0	$0	$10,600	$10,100	$0	$0
MuniFund	$24,363	$24,100	$0	$0	$10,600	$10,100	$0	$0
New York Money Fund	$22,163	$21,900	$0	$0	$10,600	$10,100	$0	$0
TempCash	$24,363	$24,100	$0	$0	$10,600	$10,100	$0	$0
TempFund	$26,363	$26,100	$0	$4,500	$9,600	$9,100	$0	$0
T-Fund	$24,363	$24,100	$0	$0	$9,600	$9,100	$0	$0
Treasury Trust Fund	$24,363	$24,100	$0	$0	$9,600	$9,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,865,000	$2,970,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$10,600	$10,100
Federal Trust Fund	$9,600	$9,100
FedFund	$10,600	$13,600
MuniCash	$10,600	$10,100
MuniFund	$10,600	$10,100
New York Money Fund	$10,600	$10,100
TempCash	$10,600	$10,100
TempFund	$9,600	$13,600
T-Fund	$9,600	$9,100
Treasury Trust Fund	$9,600	$9,100

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date:	January 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date:	January 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date:	January 2, 2014